Lincoln Benefit Life
Variable Annuity
Account

Financial Statements as of December 31, 2025 and for
the years ended December 31, 2025 and 2024 and
Report of Independent Registered Public Accounting
Firm

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Lincoln Benefit Life Company and Contract
Owners of Lincoln Benefit Life Variable Annuity Account

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Lincoln Benefit Life Variable Annuity Account (the Separate Account), as of December 31, 2025, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 2020.

Chicago, IL
April 13, 2026

Appendix

Appendix
Subaccounts comprising Lincoln Benefit Life Variable Annuity Account

Subaccounts	Statement of operations	Statements of changes in net assets
Alger Capital Appreciation Portfolio - Class I-2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Alger Capital Appreciation Portfolio - Class S	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Alger Growth & Income Portfolio - Class I-2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Alger Large Cap Growth Portfolio - Class I-2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Alger Mid Cap Growth Portfolio - Class I-2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Alger Small Cap Growth Portfolio - Class I-2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Allspring VT Discovery SMID Cap Growth Fund - Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Allspring VT Opportunity Fund - Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DWS Core Equity VIP - Class A	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DWS CROCI® International VIP - Class A	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DWS Equity 500 Index VIP - Class B	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DWS Global Income Builder VIP - Class A	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DWS Global Small Cap VIP - Class A	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
DWS Small Cap Index VIP - Class B	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Federated Hermes Fund for U.S. Government Securities II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Federated Hermes High Income Bond Fund II - Primary Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Federated Hermes Managed Volatility Fund II - Primary Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Asset Manager 50% Portfolio - Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Contrafund℠ Portfolio - Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Contrafund℠ Portfolio - Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Equity-Income Portfolio℠ - Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Government Money Market Portfolio - Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Government Money Market Portfolio - Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Growth Portfolio - Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Growth Portfolio - Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

Appendix (Cont.)

Subaccounts	Statement of operations	Statements of changes in net assets
Fidelity® VIP Index 500 Portfolio - Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Index 500 Portfolio - Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Overseas Portfolio - Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Fidelity® VIP Overseas Portfolio - Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Goldman Sachs VIT International Equity Insights Fund - Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Goldman Sachs VIT Mid Cap Value Fund - Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. American Franchise Fund - Series I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. American Franchise Fund - Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. American Value Fund - Series I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. American Value Fund - Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. Core Equity Fund - Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. Discovery Mid Cap Growth Fund - Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. Global Fund - Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. Government Securities Fund - Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. Growth and Income Fund - Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. High Yield Fund - Series I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. International Growth Fund - Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. Main Street Mid Cap Fund® - Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Invesco V.I. Main Street Small Cap Fund® - Series II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson VIT Balanced Portfolio - Institutional Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson VIT Balanced Portfolio - Service Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson VIT Enterprise Portfolio - Institutional Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson VIT Flexible Bond Portfolio - Institutional Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson VIT Forty Portfolio - Institutional Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson VIT Forty Portfolio - Service Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson VIT Global Research Portfolio - Institutional Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson VIT Global Research Portfolio - Service Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

Appendix (Cont.)

Subaccounts	Statement of operations	Statements of changes in net assets
Janus Henderson VIT Mid Cap Value Portfolio - Service Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson VIT Overseas Portfolio - Service Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Janus Henderson VIT Research Portfolio - Institutional Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lazard Retirement Emerging Markets Equity Portfolio - Service Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Lazard Retirement International Equity Portfolio - Service Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Legg Mason Partners ClearBridge Variable Large Cap Value Portfolio - Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Legg Mason Partners Western Asset Variable Global High Yield Bond Portfolio - Class II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
LVIP JPMorgan Small Cap Core Fund - Standard Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® VIT Growth Series - Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® VIT Investors Trust Series - Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® VIT Investors Trust Series - Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® VIT New Discovery Series - Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® VIT New Discovery Series - Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® VIT Research Series - Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® VIT Total Return Series - Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® VIT Total Return Series - Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® VIT Utilities Series - Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® VIT Value Series - Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® VIT II High Yield Portfolio - Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Morgan Stanley VIF Discovery Portfolio - Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Morgan Stanley VIF Growth Portfolio - Class I	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Morgan Stanley VIF Growth Portfolio - Class II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PIMCO VIT Real Return Portfolio - Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
PIMCO VIT Total Return Portfolio - Institutional Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Putnam VT High Yield Fund - Class IB	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Putnam VT International Value Fund - Class IB	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Rydex VT NASDAQ-100® Fund	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

Appendix (Cont.)

Subaccounts	Statement of operations	Statements of changes in net assets
T. Rowe Price All-Cap Opportunities Portfolio	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Blue Chip Growth Portfolio - Class II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Equity Income Portfolio	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Equity Income Portfolio - Class II	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price International Stock Portfolio	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Mid-Cap Growth Portfolio	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
VanEck VIP Emerging Markets Fund - Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
VanEck VIP Global Resources Fund - Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Alger Capital Appreciation Portfolio - Class I-2	Alger Capital Appreciation Portfolio - Class S	Alger Growth & Income Portfolio - Class I-2	Alger Large Cap Growth Portfolio - Class I-2	Alger Mid Cap Growth Portfolio - Class I-2
ASSETS
Investments, at fair value	$11,996,236	$3,385,750	$4,771,217	$8,496,262	$8,716,528
Total assets	$11,996,236	$3,385,750	$4,771,217	$8,496,262	$8,716,528
NET ASSETS
Accumulation units	$11,906,108	$3,385,750	$4,745,366	$8,342,374	$8,551,665
Contracts in payout (annuitization) period	90,128	—	25,851	153,888	164,863
Total net assets	$11,996,236	$3,385,750	$4,771,217	$8,496,262	$8,716,528
FUND SHARE INFORMATION
Number of shares	93,102	30,494	135,855	82,352	365,933
Cost of investments	$7,605,897	$2,386,036	$2,652,091	$5,433,304	$6,978,861
UNIT VALUE ⁽¹⁾
Lowest	$69.87	$94.69	$37.69	$19.19	$14.11
Highest	$190.55	$127.84	$77.07	$89.74	$73.65

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Alger Capital Appreciation Portfolio - Class I-2	Alger Capital Appreciation Portfolio - Class S	Alger Growth & Income Portfolio - Class I-2	Alger Large Cap Growth Portfolio - Class I-2	Alger Mid Cap Growth Portfolio - Class I-2
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$69,769	$—	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(150,899)	(39,586)	(62,164)	(109,812)	(125,035)
Administrative expense	(12,095)	(2,858)	(4,683)	(8,438)	(9,156)
Net investment income (loss)	(162,994)	(42,444)	2,922	(118,250)	(134,191)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,682,207	181,924	605,697	1,743,446	1,429,095
Cost of investments sold	960,611	109,028	307,059	1,076,453	1,239,372
Realized gains (losses) on fund shares	721,596	72,896	298,638	666,993	189,723
Realized gain distributions	1,899,175	578,676	529,689	914,290	—
Net realized gains (losses)	2,620,771	651,572	828,327	1,581,283	189,723
Change in unrealized gains (losses)	520,138	175,954	(54,856)	547,384	1,171,526
Net realized and change in unrealized gains
(losses) on investments	3,140,909	827,526	773,471	2,128,667	1,361,249
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,977,915	$785,082	$776,393	$2,010,417	$1,227,058

(1) The high and low accumulation unit value (“AUV”) are reported at the same amount where there is only one policy offered for investment in the Sub-Account. Otherwise, when more than one policy is available for investment, a high and low AUV is reported.
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Alger Small Cap Growth Portfolio - Class I-2	Allspring VT Discovery SMID Cap Growth Fund - Class 2	Allspring VT Opportunity Fund - Class 2	DWS Core Equity VIP - Class A	DWS CROCI® International VIP - Class A
ASSETS
Investments, at fair value	$2,292,081	$1,950,649	$3,055,879	$909,747	$425,188
Total assets	$2,292,081	$1,950,649	$3,055,879	$909,747	$425,188
NET ASSETS
Accumulation units	$2,218,763	$1,912,341	$3,050,254	$909,747	$409,676
Contracts in payout (annuitization) period	73,318	38,308	5,625	—	15,512
Total net assets	$2,292,081	$1,950,649	$3,055,879	$909,747	$425,188
FUND SHARE INFORMATION
Number of shares	122,966	77,131	118,906	64,751	40,805
Cost of investments	$2,880,921	$1,921,005	$2,820,614	$728,335	$328,035
UNIT VALUE ⁽¹⁾
Lowest	$21.03	$51.32	$47.02	$44.75	$12.19
Highest	$38.51	$57.52	$52.70	$57.08	$19.67

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Alger Small Cap Growth Portfolio - Class I-2	Allspring VT Discovery SMID Cap Growth Fund - Class 2	Allspring VT Opportunity Fund - Class 2	DWS Core Equity VIP - Class A	DWS CROCI® International VIP - Class A
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$1,615	$7,882	$11,662
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(31,310)	(27,697)	(44,683)	(13,252)	(6,064)
Administrative expense	(2,519)	(1,940)	(3,088)	(941)	(422)
Net investment income (loss)	(33,829)	(29,637)	(46,156)	(6,311)	5,176
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	379,639	273,506	395,583	295,873	137,094
Cost of investments sold	532,910	279,767	363,986	247,704	121,543
Realized gains (losses) on fund shares	(153,271)	(6,261)	31,597	48,169	15,551
Realized gain distributions	26,728	14,052	325,401	101,775	—
Net realized gains (losses)	(126,543)	7,791	356,998	149,944	15,551
Change in unrealized gains (losses)	243,501	93,617	(160,195)	(8,757)	129,112
Net realized and change in unrealized gains
(losses) on investments	116,958	101,408	196,803	141,187	144,663
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$83,129	$71,771	$150,647	$134,876	$149,839
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2025

	DWS Equity 500 Index VIP - Class B	DWS Global Income Builder VIP - Class A	DWS Global Small Cap VIP - Class A	DWS Small Cap Index VIP - Class B	Federated Hermes Fund for U.S. Government Securities II
ASSETS
Investments, at fair value	$1,781,188	$1,569,137	$1,662,467	$158,328	$2,795,857
Total assets	$1,781,188	$1,569,137	$1,662,467	$158,328	$2,795,857
NET ASSETS
Accumulation units	$1,766,970	$1,544,728	$1,643,661	$153,007	$2,722,860
Contracts in payout (annuitization) period	14,218	24,409	18,806	5,321	72,997
Total net assets	$1,781,188	$1,569,137	$1,662,467	$158,328	$2,795,857
FUND SHARE INFORMATION
Number of shares	54,705	70,207	143,688	10,527	300,307
Cost of investments	$1,125,259	$1,540,621	$1,653,814	$142,733	$3,113,953
UNIT VALUE ⁽¹⁾
Lowest	$62.12	$23.13	$25.07	$45.25	$13.60
Highest	$74.64	$25.91	$52.06	$54.37	$19.17

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	DWS Equity 500 Index VIP - Class B	DWS Global Income Builder VIP - Class A	DWS Global Small Cap VIP - Class A	DWS Small Cap Index VIP - Class B	Federated Hermes Fund for U.S. Government Securities II
NET INVESTMENT INCOME (LOSS)
Dividends	$12,256	$62,794	$18,519	$1,648	$109,647
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(23,389)	(19,824)	(22,519)	(2,270)	(37,231)
Administrative expense	(1,628)	(1,633)	(1,537)	(159)	(3,128)
Net investment income (loss)	(12,761)	41,337	(5,537)	(781)	69,288
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	37,599	182,538	194,509	28,216	538,642
Cost of investments sold	24,857	179,644	217,487	27,935	624,694
Realized gains (losses) on fund shares	12,742	2,894	(22,978)	281	(86,052)
Realized gain distributions	143,360	179,778	91,368	9,098	—
Net realized gains (losses)	156,102	182,672	68,390	9,379	(86,052)
Change in unrealized gains (losses)	94,861	(37,425)	205,568	6,096	157,512
Net realized and change in unrealized gains
(losses) on investments	250,963	145,247	273,958	15,475	71,460
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$238,202	$186,584	$268,421	$14,694	$140,748
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Federated Hermes High Income Bond Fund II - Primary Shares	Federated Hermes Managed Volatility Fund II - Primary Shares	Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	Fidelity® VIP Asset Manager 50% Portfolio - Service Class 2	Fidelity® VIP Contrafund℠ Portfolio - Initial Class
ASSETS
Investments, at fair value	$2,504,314	$885,038	$3,120,360	$802,525	$32,803,404
Total assets	$2,504,314	$885,038	$3,120,360	$802,525	$32,803,404
NET ASSETS
Accumulation units	$2,410,464	$872,798	$3,088,181	$802,525	$32,392,809
Contracts in payout (annuitization) period	93,850	12,240	32,179	—	410,595
Total net assets	$2,504,314	$885,038	$3,120,360	$802,525	$32,803,404
FUND SHARE INFORMATION
Number of shares	433,272	85,100	177,092	47,291	547,728
Cost of investments	$2,617,243	$827,466	$2,742,167	$703,816	$21,877,076
UNIT VALUE ⁽¹⁾
Lowest	$27.61	$20.04	$24.18	$19.58	$71.98
Highest	$43.43	$39.20	$46.27	$26.43	$167.39

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Federated Hermes High Income Bond Fund II - Primary Shares	Federated Hermes Managed Volatility Fund II - Primary Shares	Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	Fidelity® VIP Asset Manager 50% Portfolio - Service Class 2	Fidelity® VIP Contrafund℠ Portfolio - Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$152,333	$28,950	$75,176	$18,536	$43,107
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(34,596)	(12,494)	(40,024)	(11,094)	(438,548)
Administrative expense	(2,795)	(1,075)	(3,903)	(786)	(35,555)
Net investment income (loss)	114,942	15,381	31,249	6,656	(430,996)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	492,358	309,618	283,606	93,631	4,474,271
Cost of investments sold	534,647	304,158	250,100	87,499	2,729,000
Realized gains (losses) on fund shares	(42,289)	5,460	33,506	6,132	1,745,271
Realized gain distributions	—	17,661	138,124	37,957	4,982,099
Net realized gains (losses)	(42,289)	23,121	171,630	44,089	6,727,370
Change in unrealized gains (losses)	84,026	2,183	185,602	44,365	(587,450)
Net realized and change in unrealized gains
(losses) on investments	41,737	25,304	357,232	88,454	6,139,920
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$156,679	$40,685	$388,481	$95,110	$5,708,924
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Fidelity® VIP Contrafund℠ Portfolio - Service Class 2	Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	Fidelity® VIP Equity-Income Portfolio℠ - Service Class 2	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Service Class 2
ASSETS
Investments, at fair value	$8,181,413	$11,047,917	$3,954,471	$21,890,646	$7,645,381
Total assets	$8,181,413	$11,047,917	$3,954,471	$21,890,646	$7,645,381
NET ASSETS
Accumulation units	$8,115,861	$10,712,629	$3,945,402	$21,517,239	$7,623,716
Contracts in payout (annuitization) period	65,552	335,288	9,069	373,407	21,665
Total net assets	$8,181,413	$11,047,917	$3,954,471	$21,890,646	$7,645,381
FUND SHARE INFORMATION
Number of shares	143,887	375,396	140,578	21,890,646	7,645,381
Cost of investments	$5,837,789	$8,878,191	$3,188,235	$21,890,645	$7,645,383
UNIT VALUE ⁽¹⁾
Lowest	$61.39	$42.59	$30.20	$9.47	$7.76
Highest	$82.89	$102.60	$41.68	$14.50	$10.48

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Fidelity® VIP Contrafund℠ Portfolio - Service Class 2	Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	Fidelity® VIP Equity-Income Portfolio℠ - Service Class 2	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$188,988	$62,433	$716,013	$285,172
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(122,019)	(140,764)	(58,660)	(257,729)	(110,347)
Administrative expense	(8,538)	(13,267)	(3,977)	(18,309)	(7,523)
Net investment income (loss)	(130,557)	34,957	(204)	439,975	167,302
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,825,139	1,439,431	1,156,854	10,617,912	2,008,085
Cost of investments sold	1,764,436	1,173,049	969,417	10,617,912	2,008,085
Realized gains (losses) on fund shares	1,060,703	266,382	187,437	—	—
Realized gain distributions	1,315,610	586,030	223,798	—	—
Net realized gains (losses)	2,376,313	852,412	411,235	—	—
Change in unrealized gains (losses)	(686,207)	803,602	203,005	—	—
Net realized and change in unrealized gains
(losses) on investments	1,690,106	1,656,014	614,240	—	—
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,559,549	$1,690,971	$614,036	$439,975	$167,302
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Service Class 2	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
ASSETS
Investments, at fair value	$22,780,335	$5,789,182	$24,101,019	$11,346,956	$3,276,514
Total assets	$22,780,335	$5,789,182	$24,101,019	$11,346,956	$3,276,514
NET ASSETS
Accumulation units	$22,479,114	$5,772,288	$23,819,159	$11,337,720	$3,254,183
Contracts in payout (annuitization) period	301,221	16,894	281,860	9,236	22,331
Total net assets	$22,780,335	$5,789,182	$24,101,019	$11,346,956	$3,276,514
FUND SHARE INFORMATION
Number of shares	233,118	62,330	36,510	17,451	298,679
Cost of investments	$18,132,015	$4,624,875	$8,347,681	$4,550,378	$3,609,938
UNIT VALUE ⁽¹⁾
Lowest	$47.68	$58.40	$46.60	$46.94	$11.12
Highest	$183.72	$101.90	$72.74	$63.37	$17.24

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Service Class 2	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$63,057	$2,774	$263,621	$98,415	$113,249
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(305,584)	(82,660)	(325,930)	(149,813)	(48,994)
Administrative expense	(25,329)	(5,750)	(25,600)	(10,400)	(3,383)
Net investment income (loss)	(267,856)	(85,636)	(87,909)	(61,798)	60,872
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,901,238	916,437	4,003,553	2,084,753	749,315
Cost of investments sold	2,139,827	696,939	1,506,789	796,412	830,213
Realized gains (losses) on fund shares	761,411	219,498	2,496,764	1,288,341	(80,898)
Realized gain distributions	2,808,903	752,355	123,775	54,761	—
Net realized gains (losses)	3,570,314	971,853	2,620,539	1,343,102	(80,898)
Change in unrealized gains (losses)	(498,832)	(214,006)	934,547	243,111	195,700
Net realized and change in unrealized gains
(losses) on investments	3,071,482	757,847	3,555,086	1,586,213	114,802
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,803,626	$672,211	$3,467,177	$1,524,415	$175,674
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Service Class 2	Goldman Sachs VIT International Equity Insights Fund - Institutional Class	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class	Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class
ASSETS
Investments, at fair value	$3,698,178	$3,793,166	$298,176	$797,309	$338,265
Total assets	$3,698,178	$3,793,166	$298,176	$797,309	$338,265
NET ASSETS
Accumulation units	$3,614,875	$3,782,292	$298,176	$797,309	$289,167
Contracts in payout (annuitization) period	83,303	10,874	—	—	49,098
Total net assets	$3,698,178	$3,793,166	$298,176	$797,309	$338,265
FUND SHARE INFORMATION
Number of shares	134,381	139,866	28,698	48,945	23,688
Cost of investments	$2,971,869	$2,989,745	$259,103	$790,799	$295,487
UNIT VALUE ⁽¹⁾
Lowest	$19.48	$20.42	$20.82	$17.15	$60.82
Highest	$40.96	$30.44	$21.94	$19.83	$64.09

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Service Class 2	Goldman Sachs VIT International Equity Insights Fund - Institutional Class	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class	Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class
NET INVESTMENT INCOME (LOSS)
Dividends	$57,777	$51,703	$7,192	$9,252	$2,299
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(51,899)	(55,940)	(3,736)	(11,656)	(4,181)
Administrative expense	(4,022)	(3,881)	(282)	(809)	(313)
Net investment income (loss)	1,856	(8,118)	3,174	(3,213)	(2,195)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	524,890	910,106	46,376	175,800	35,684
Cost of investments sold	389,796	673,184	37,800	164,214	31,846
Realized gains (losses) on fund shares	135,094	236,922	8,576	11,586	3,838
Realized gain distributions	321,909	337,595	35,278	83,881	26,163
Net realized gains (losses)	457,003	574,517	43,854	95,467	30,001
Change in unrealized gains (losses)	147,170	90,602	39,492	(30,590)	15,998
Net realized and change in unrealized gains
(losses) on investments	604,173	665,119	83,346	64,877	45,999
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$606,029	$657,001	$86,520	$61,664	$43,804
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. American Franchise Fund - Series II	Invesco V.I. American Value Fund - Series I	Invesco V.I. American Value Fund - Series II	Invesco V.I. Core Equity Fund - Series II
ASSETS
Investments, at fair value	$335,808	$477,011	$10,713,544	$1,094,597	$911,880
Total assets	$335,808	$477,011	$10,713,544	$1,094,597	$911,880
NET ASSETS
Accumulation units	$335,808	$477,011	$10,648,528	$1,094,597	$911,880
Contracts in payout (annuitization) period	—	—	65,016	—	—
Total net assets	$335,808	$477,011	$10,713,544	$1,094,597	$911,880
FUND SHARE INFORMATION
Number of shares	4,146	6,630	590,278	61,633	25,500
Cost of investments	$220,911	$348,674	$9,280,390	$1,019,062	$747,717
UNIT VALUE ⁽¹⁾
Lowest	$40.67	$37.52	$52.73	$16.42	$29.34
Highest	$47.49	$50.66	$77.42	$17.50	$38.41

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. American Franchise Fund - Series II	Invesco V.I. American Value Fund - Series I	Invesco V.I. American Value Fund - Series II	Invesco V.I. Core Equity Fund - Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$45,484	$2,193	$3,639
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(5,126)	(7,555)	(143,512)	(15,444)	(13,190)
Administrative expense	(317)	(487)	(10,308)	(1,054)	(893)
Net investment income (loss)	(5,443)	(8,042)	(108,336)	(14,305)	(10,444)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	14,767	101,283	1,948,850	222,590	154,094
Cost of investments sold	10,102	75,427	1,654,161	203,733	127,958
Realized gains (losses) on fund shares	4,665	25,856	294,689	18,857	26,136
Realized gain distributions	30,342	48,774	1,517,680	157,531	66,571
Net realized gains (losses)	35,007	74,630	1,812,369	176,388	92,707
Change in unrealized gains (losses)	675	(32,998)	96,475	22,560	36,869
Net realized and change in unrealized gains
(losses) on investments	35,682	41,632	1,908,844	198,948	129,576
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$30,239	$33,590	$1,800,508	$184,643	$119,132
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Invesco V.I. Discovery Mid Cap Growth Fund - Series II	Invesco V.I. Global Fund - Series II	Invesco V.I. Government Securities Fund - Series II	Invesco V.I. Growth and Income Fund - Series II	Invesco V.I. High Yield Fund - Series I
ASSETS
Investments, at fair value	$2,450,618	$2,256,541	$496,416	$8,224,276	$343,139
Total assets	$2,450,618	$2,256,541	$496,416	$8,224,276	$343,139
NET ASSETS
Accumulation units	$2,439,763	$2,253,827	$473,661	$8,104,399	$337,536
Contracts in payout (annuitization) period	10,855	2,714	22,755	119,877	5,603
Total net assets	$2,450,618	$2,256,541	$496,416	$8,224,276	$343,139
FUND SHARE INFORMATION
Number of shares	38,647	62,164	47,098	385,393	72,392
Cost of investments	$2,488,495	$2,149,591	$528,790	$7,337,113	$371,726
UNIT VALUE ⁽¹⁾
Lowest	$15.65	$35.67	$8.82	$32.66	$20.22
Highest	$42.44	$48.16	$11.91	$47.22	$24.63

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Invesco V.I. Discovery Mid Cap Growth Fund - Series II	Invesco V.I. Global Fund - Series II	Invesco V.I. Government Securities Fund - Series II	Invesco V.I. Growth and Income Fund - Series II	Invesco V.I. High Yield Fund - Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$13,730	$94,034	$24,058
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(36,005)	(32,134)	(7,305)	(118,032)	(4,845)
Administrative expense	(2,590)	(2,200)	(506)	(8,235)	(348)
Net investment income (loss)	(38,595)	(34,334)	5,919	(32,233)	18,865
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	811,493	263,494	290,775	1,382,137	59,447
Cost of investments sold	786,731	231,685	319,046	1,251,246	63,905
Realized gains (losses) on fund shares	24,762	31,809	(28,271)	130,891	(4,458)
Realized gain distributions	242,487	424,762	—	612,090	—
Net realized gains (losses)	267,249	456,571	(28,271)	742,981	(4,458)
Change in unrealized gains (losses)	(155,912)	(144,828)	49,518	317,276	2,825
Net realized and change in unrealized gains
(losses) on investments	111,337	311,743	21,247	1,060,257	(1,633)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$72,742	$277,409	$27,166	$1,028,024	$17,232

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Invesco V.I. International Growth Fund - Series II	Invesco V.I. Main Street Mid Cap Fund® - Series II	Invesco V.I. Main Street Small Cap Fund® - Series II	Janus Henderson VIT Balanced Portfolio - Institutional Shares	Janus Henderson VIT Balanced Portfolio - Service Shares
ASSETS
Investments, at fair value	$443,056	$1,997,144	$8,717,428	$15,237,648	$1,809,568
Total assets	$443,056	$1,997,144	$8,717,428	$15,237,648	$1,809,568
NET ASSETS
Accumulation units	$424,967	$1,997,144	$8,624,437	$14,963,834	$1,809,568
Contracts in payout (annuitization) period	18,089	—	92,991	273,814	—
Total net assets	$443,056	$1,997,144	$8,717,428	$15,237,648	$1,809,568
FUND SHARE INFORMATION
Number of shares	214,037	190,204	314,595	272,783	30,423
Cost of investments	$431,310	$1,995,262	$7,058,100	$8,984,523	$1,050,413
UNIT VALUE ⁽¹⁾
Lowest	$24.07	$26.51	$36.90	$40.85	$33.87
Highest	$30.15	$35.79	$62.90	$122.67	$45.73

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Invesco V.I. International Growth Fund - Series II	Invesco V.I. Main Street Mid Cap Fund® - Series II	Invesco V.I. Main Street Small Cap Fund® - Series II	Janus Henderson VIT Balanced Portfolio - Institutional Shares	Janus Henderson VIT Balanced Portfolio - Service Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$257	$2,046	$20,157	$298,663	$31,362
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(7,309)	(28,903)	(134,965)	(203,842)	(26,832)
Administrative expense	(610)	(1,978)	(9,191)	(16,762)	(1,876)
Net investment income (loss)	(7,662)	(28,835)	(123,999)	78,059	2,654
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	196,271	244,890	2,071,799	1,925,339	356,312
Cost of investments sold	187,540	236,254	1,581,150	1,162,434	207,348
Realized gains (losses) on fund shares	8,731	8,636	490,649	762,905	148,964
Realized gain distributions	38,178	195,884	896,252	485,041	58,501
Net realized gains (losses)	46,909	204,520	1,386,901	1,247,946	207,465
Change in unrealized gains (losses)	28,732	(33,469)	(668,557)	535,700	20,657
Net realized and change in unrealized gains
(losses) on investments	75,641	171,051	718,344	1,783,646	228,122
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$67,979	$142,216	$594,345	$1,861,705	$230,776

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Janus Henderson VIT Enterprise Portfolio - Institutional Shares	Janus Henderson VIT Flexible Bond Portfolio - Institutional Shares	Janus Henderson VIT Forty Portfolio - Institutional Shares	Janus Henderson VIT Forty Portfolio - Service Shares	Janus Henderson VIT Global Research Portfolio - Institutional Shares
ASSETS
Investments, at fair value	$14,139,446	$3,182,281	$1,767,597	$1,759,556	$9,692,571
Total assets	$14,139,446	$3,182,281	$1,767,597	$1,759,556	$9,692,571
NET ASSETS
Accumulation units	$13,901,364	$3,164,949	$1,744,336	$1,759,556	$9,551,166
Contracts in payout (annuitization) period	238,082	17,332	23,261	—	141,405
Total net assets	$14,139,446	$3,182,281	$1,767,597	$1,759,556	$9,692,571
FUND SHARE INFORMATION
Number of shares	169,173	320,471	29,748	33,922	121,659
Cost of investments	$10,336,501	$3,604,253	$1,186,262	$1,313,410	$5,446,478
UNIT VALUE ⁽¹⁾
Lowest	$28.78	$19.67	$88.57	$74.84	$22.35
Highest	$163.15	$32.97	$105.56	$101.05	$96.31

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Janus Henderson VIT Enterprise Portfolio - Institutional Shares	Janus Henderson VIT Flexible Bond Portfolio - Institutional Shares	Janus Henderson VIT Forty Portfolio - Institutional Shares	Janus Henderson VIT Forty Portfolio - Service Shares	Janus Henderson VIT Global Research Portfolio - Institutional Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$28,683	$164,431	$1,395	$6	$53,901
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(186,602)	(42,914)	(27,838)	(25,534)	(126,003)
Administrative expense	(16,604)	(3,353)	(1,845)	(1,761)	(11,306)
Net investment income (loss)	(174,523)	118,164	(28,288)	(27,289)	(83,408)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,332,947	499,137	435,831	363,298	1,288,086
Cost of investments sold	991,910	569,678	302,466	285,450	725,988
Realized gains (losses) on fund shares	341,037	(70,541)	133,365	77,848	562,098
Realized gain distributions	1,083,777	—	230,272	244,997	818,416
Net realized gains (losses)	1,424,814	(70,541)	363,637	322,845	1,380,514
Change in unrealized gains (losses)	(406,317)	128,753	(47,309)	(28,322)	349,837
Net realized and change in unrealized gains
(losses) on investments	1,018,497	58,212	316,328	294,523	1,730,351
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$843,974	$176,376	$288,040	$267,234	$1,646,943

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Janus Henderson VIT Global Research Portfolio - Service Shares	Janus Henderson VIT Mid Cap Value Portfolio - Service Shares	Janus Henderson VIT Overseas Portfolio - Service Shares	Janus Henderson VIT Research Portfolio - Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio - Service Shares
ASSETS
Investments, at fair value	$428,655	$1,815,045	$1,567,459	$12,313,531	$673,382
Total assets	$428,655	$1,815,045	$1,567,459	$12,313,531	$673,382
NET ASSETS
Accumulation units	$428,655	$1,790,330	$1,567,459	$11,869,084	$634,492
Contracts in payout (annuitization) period	—	24,715	—	444,447	38,890
Total net assets	$428,655	$1,815,045	$1,567,459	$12,313,531	$673,382
FUND SHARE INFORMATION
Number of shares	5,609	108,167	29,564	189,731	22,536
Cost of investments	$232,112	$1,670,211	$1,163,023	$6,538,316	$436,308
UNIT VALUE ⁽¹⁾
Lowest	$29.66	$29.86	$15.41	$38.68	$55.50
Highest	$39.58	$40.31	$25.79	$146.89	$67.62

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Janus Henderson VIT Global Research Portfolio - Service Shares	Janus Henderson VIT Mid Cap Value Portfolio - Service Shares	Janus Henderson VIT Overseas Portfolio - Service Shares	Janus Henderson VIT Research Portfolio - Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio - Service Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$1,674	$12,914	$19,463	$—	$17,152
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(5,380)	(29,123)	(21,141)	(157,805)	(8,684)
Administrative expense	(398)	(2,038)	(1,576)	(14,892)	(614)
Net investment income (loss)	(4,104)	(18,247)	(3,254)	(172,697)	7,854
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	23,387	721,519	721,127	1,912,105	85,824
Cost of investments sold	13,512	662,823	583,188	1,062,074	62,671
Realized gains (losses) on fund shares	9,875	58,696	137,939	850,031	23,153
Realized gain distributions	35,694	205,540	—	933,044	—
Net realized gains (losses)	45,569	264,236	137,939	1,783,075	23,153
Change in unrealized gains (losses)	26,529	(153,705)	227,567	255,306	174,256
Net realized and change in unrealized gains
(losses) on investments	72,098	110,531	365,506	2,038,381	197,409
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$67,994	$92,284	$362,252	$1,865,684	$205,263

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2025

	Lazard Retirement International Equity Portfolio - Service Shares	Legg Mason Partners ClearBridge Variable Large Cap Value Portfolio - Class I	Legg Mason Partners Western Asset Variable Global High Yield Bond Portfolio - Class II	LVIP JPMorgan Small Cap Core Fund - Standard Class	MFS® VIT Growth Series - Initial Class
ASSETS
Investments, at fair value	$77,214	$3,315,015	$2,492,641	$385,324	$3,040,135
Total assets	$77,214	$3,315,015	$2,492,641	$385,324	$3,040,135
NET ASSETS
Accumulation units	$77,214	$3,272,113	$2,491,474	$385,324	$2,983,438
Contracts in payout (annuitization) period	—	42,902	1,167	—	56,697
Total net assets	$77,214	$3,315,015	$2,492,641	$385,324	$3,040,135
FUND SHARE INFORMATION
Number of shares	6,588	172,837	384,074	17,558	44,807
Cost of investments	$68,190	$3,365,999	$2,818,572	$333,668	$2,355,005
UNIT VALUE ⁽¹⁾
Lowest	$21.06	$23.65	$16.31	$48.16	$38.21
Highest	$22.19	$44.12	$22.03	$50.75	$87.53

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Lazard Retirement International Equity Portfolio - Service Shares	Legg Mason Partners ClearBridge Variable Large Cap Value Portfolio - Class I	Legg Mason Partners Western Asset Variable Global High Yield Bond Portfolio - Class II	LVIP JPMorgan Small Cap Core Fund - Standard Class	MFS® VIT Growth Series - Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$1,433	$37,005	$154,422	$2,324	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(954)	(49,026)	(35,780)	(4,854)	(42,437)
Administrative expense	(72)	(3,519)	(2,500)	(361)	(2,971)
Net investment income (loss)	407	(15,540)	116,142	(2,891)	(45,408)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	7,245	1,154,961	439,433	29,180	349,495
Cost of investments sold	7,133	1,168,443	497,219	26,446	233,808
Realized gains (losses) on fund shares	112	(13,482)	(57,786)	2,734	115,687
Realized gain distributions	2,618	334,611	—	29,669	525,522
Net realized gains (losses)	2,730	321,129	(57,786)	32,403	641,209
Change in unrealized gains (losses)	15,923	(24,438)	139,325	345	(291,550)
Net realized and change in unrealized gains
(losses) on investments	18,653	296,691	81,539	32,748	349,659
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$19,060	$281,151	$197,681	$29,857	$304,251

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2025

	MFS® VIT Investors Trust Series - Initial Class	MFS® VIT Investors Trust Series - Service Class	MFS® VIT New Discovery Series - Initial Class	MFS® VIT New Discovery Series - Service Class	MFS® VIT Research Series - Initial Class
ASSETS
Investments, at fair value	$1,708,910	$332,584	$3,921,798	$1,124,019	$941,286
Total assets	$1,708,910	$332,584	$3,921,798	$1,124,019	$941,286
NET ASSETS
Accumulation units	$1,704,927	$332,584	$3,905,123	$1,084,080	$907,460
Contracts in payout (annuitization) period	3,983	—	16,675	39,939	33,826
Total net assets	$1,708,910	$332,584	$3,921,798	$1,124,019	$941,286
FUND SHARE INFORMATION
Number of shares	65,325	13,007	251,397	92,894	30,872
Cost of investments	$1,781,541	$340,493	$4,155,269	$1,301,278	$848,535
UNIT VALUE ⁽¹⁾
Lowest	$39.76	$40.04	$33.88	$33.65	$36.64
Highest	$53.91	$54.05	$81.60	$46.64	$60.43

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	MFS® VIT Investors Trust Series - Initial Class	MFS® VIT Investors Trust Series - Service Class	MFS® VIT New Discovery Series - Initial Class	MFS® VIT New Discovery Series - Service Class	MFS® VIT Research Series - Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$26,174	$2,430	$—	$—	$9,328
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(23,605)	(5,827)	(55,441)	(16,147)	(13,829)
Administrative expense	(1,629)	(404)	(3,823)	(1,117)	(964)
Net investment income (loss)	940	(3,801)	(59,264)	(17,264)	(5,465)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	143,971	113,314	529,000	152,264	171,452
Cost of investments sold	116,402	112,378	615,981	200,772	144,745
Realized gains (losses) on fund shares	27,569	936	(86,981)	(48,508)	26,707
Realized gain distributions	669,839	171,913	—	—	228,592
Net realized gains (losses)	697,408	172,849	(86,981)	(48,508)	255,299
Change in unrealized gains (losses)	(517,617)	(124,113)	552,471	173,334	(147,586)
Net realized and change in unrealized gains
(losses) on investments	179,791	48,736	465,490	124,826	107,713
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$180,731	$44,935	$406,226	$107,562	$102,248
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2025

	MFS® VIT Total Return Series - Initial Class	MFS® VIT Total Return Series - Service Class	MFS® VIT Utilities Series - Service Class	MFS® VIT Value Series - Service Class	MFS® VIT II High Yield Portfolio - Service Class
ASSETS
Investments, at fair value	$3,868,901	$1,465,055	$706,019	$653,365	$789,621
Total assets	$3,868,901	$1,465,055	$706,019	$653,365	$789,621
NET ASSETS
Accumulation units	$3,844,425	$1,453,185	$688,709	$653,365	$776,115
Contracts in payout (annuitization) period	24,476	11,870	17,310	—	13,506
Total net assets	$3,868,901	$1,465,055	$706,019	$653,365	$789,621
FUND SHARE INFORMATION
Number of shares	165,834	64,711	19,175	30,290	157,295
Cost of investments	$3,656,728	$1,401,200	$555,342	$574,584	$862,641
UNIT VALUE ⁽¹⁾
Lowest	$32.38	$21.00	$44.16	$34.12	$16.63
Highest	$41.05	$28.35	$65.47	$46.07	$22.45

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	MFS® VIT Total Return Series - Initial Class	MFS® VIT Total Return Series - Service Class	MFS® VIT Utilities Series - Service Class	MFS® VIT Value Series - Service Class	MFS® VIT II High Yield Portfolio - Service Class
NET INVESTMENT INCOME (LOSS)
Dividends	$107,941	$36,946	$19,314	$9,018	$52,186
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(58,580)	(21,458)	(10,012)	(9,500)	(11,601)
Administrative expense	(3,991)	(1,463)	(706)	(696)	(794)
Net investment income (loss)	45,370	14,025	8,596	(1,178)	39,791
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	655,340	207,177	91,922	461,149	198,826
Cost of investments sold	615,719	196,615	75,514	387,087	220,670
Realized gains (losses) on fund shares	39,621	10,562	16,408	74,062	(21,844)
Realized gain distributions	287,827	108,698	9,632	49,828	—
Net realized gains (losses)	327,448	119,260	26,040	123,890	(21,844)
Change in unrealized gains (losses)	(11,573)	(3,955)	51,372	(43,995)	33,448
Net realized and change in unrealized gains
(losses) on investments	315,875	115,305	77,412	79,895	11,604
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$361,245	$129,330	$86,008	$78,717	$51,395

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2025

	MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class	Morgan Stanley VIF Discovery Portfolio - Class I	Morgan Stanley VIF Growth Portfolio - Class I	Morgan Stanley VIF Growth Portfolio - Class II	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class
ASSETS
Investments, at fair value	$1,765,414	$806,006	$8,974,126	$700,792	$2,859,490
Total assets	$1,765,414	$806,006	$8,974,126	$700,792	$2,859,490
NET ASSETS
Accumulation units	$1,765,414	$805,096	$8,905,633	$700,792	$2,845,387
Contracts in payout (annuitization) period	—	910	68,493	—	14,103
Total net assets	$1,765,414	$806,006	$8,974,126	$700,792	$2,859,490
FUND SHARE INFORMATION
Number of shares	80,723	110,412	337,881	34,952	284,810
Cost of investments	$1,665,218	$1,010,097	$6,843,250	$624,569	$2,963,139
UNIT VALUE ⁽¹⁾
Lowest	$44.42	$61.96	$104.02	$83.94	$13.89
Highest	$59.98	$65.30	$123.97	$113.33	$23.39

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class	Morgan Stanley VIF Discovery Portfolio - Class I	Morgan Stanley VIF Growth Portfolio - Class I	Morgan Stanley VIF Growth Portfolio - Class II	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class
NET INVESTMENT INCOME (LOSS)
Dividends	$301	$3,528	$—	$—	$104,101
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(25,768)	(11,043)	(137,475)	(10,565)	(42,349)
Administrative expense	(1,773)	(839)	(9,539)	(732)	(3,009)
Net investment income (loss)	(27,240)	(8,354)	(147,014)	(11,297)	58,743
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	312,635	71,991	2,209,393	133,776	673,918
Cost of investments sold	283,881	93,083	1,783,163	131,221	699,555
Realized gains (losses) on fund shares	28,754	(21,092)	426,230	2,555	(25,637)
Realized gain distributions	261,167	—	—	—	—
Net realized gains (losses)	289,921	(21,092)	426,230	2,555	(25,637)
Change in unrealized gains (losses)	(123,483)	114,286	2,422,755	208,200	36,976
Net realized and change in unrealized gains
(losses) on investments	166,438	93,194	2,848,985	210,755	11,339
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$139,198	$84,840	$2,701,971	$199,458	$70,082

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2025

	PIMCO VIT Real Return Portfolio - Institutional Class	PIMCO VIT Total Return Portfolio - Institutional Class	Putnam VT High Yield Fund - Class IB	Putnam VT International Value Fund - Class IB	Rydex VT NASDAQ-100® Fund
ASSETS
Investments, at fair value	$2,641,018	$9,089,959	$486,959	$1,119,922	$1,121,615
Total assets	$2,641,018	$9,089,959	$486,959	$1,119,922	$1,121,615
NET ASSETS
Accumulation units	$2,637,149	$9,022,273	$467,352	$1,118,812	$1,090,158
Contracts in payout (annuitization) period	3,869	67,686	19,607	1,110	31,457
Total net assets	$2,641,018	$9,089,959	$486,959	$1,119,922	$1,121,615
FUND SHARE INFORMATION
Number of shares	219,902	961,900	84,836	70,613	11,595
Cost of investments	$2,778,265	$9,972,603	$519,065	$798,551	$440,589
UNIT VALUE ⁽¹⁾
Lowest	$12.12	$12.61	$25.70	$24.25	$51.79
Highest	$17.39	$22.25	$31.31	$30.92	$93.66

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	PIMCO VIT Real Return Portfolio - Institutional Class	PIMCO VIT Total Return Portfolio - Institutional Class	Putnam VT High Yield Fund - Class IB	Putnam VT International Value Fund - Class IB	Rydex VT NASDAQ-100® Fund
NET INVESTMENT INCOME (LOSS)
Dividends	$93,055	$381,913	$34,264	$12,665	$342
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(40,195)	(131,407)	(7,459)	(14,137)	(17,218)
Administrative expense	(2,813)	(9,610)	(520)	(1,130)	(1,141)
Net investment income (loss)	50,047	240,896	26,285	(2,602)	(18,017)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	906,040	1,942,492	122,886	95,253	434,606
Cost of investments sold	959,184	2,185,391	135,447	75,600	182,076
Realized gains (losses) on fund shares	(53,144)	(242,899)	(12,561)	19,653	252,530
Realized gain distributions	—	—	—	8,880	62,199
Net realized gains (losses)	(53,144)	(242,899)	(12,561)	28,533	314,729
Change in unrealized gains (losses)	178,626	657,408	21,287	257,798	(140,652)
Net realized and change in unrealized gains
(losses) on investments	125,482	414,509	8,726	286,331	174,077
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$175,529	$655,405	$35,011	$283,729	$156,060

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2025

	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio - Class II	T. Rowe Price Equity Income Portfolio	T. Rowe Price Equity Income Portfolio - Class II	T. Rowe Price International Stock Portfolio
ASSETS
Investments, at fair value	$5,447,493	$5,081,153	$6,562,842	$5,535,797	$1,601,658
Total assets	$5,447,493	$5,081,153	$6,562,842	$5,535,797	$1,601,658
NET ASSETS
Accumulation units	$5,397,563	$5,081,153	$6,520,332	$5,535,797	$1,599,404
Contracts in payout (annuitization) period	49,930	—	42,510	—	2,254
Total net assets	$5,447,493	$5,081,153	$6,562,842	$5,535,797	$1,601,658
FUND SHARE INFORMATION
Number of shares	137,355	83,682	227,009	193,154	100,733
Cost of investments	$4,735,654	$2,655,154	$5,974,920	$4,932,548	$1,489,159
UNIT VALUE ⁽¹⁾
Lowest	$67.23	$60.06	$45.12	$28.35	$16.45
Highest	$94.69	$81.10	$55.43	$38.28	$25.43

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio - Class II	T. Rowe Price Equity Income Portfolio	T. Rowe Price Equity Income Portfolio - Class II	T. Rowe Price International Stock Portfolio
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$105,786	$80,201	$30,025
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(75,819)	(71,729)	(96,224)	(82,249)	(24,142)
Administrative expense	(5,292)	(4,953)	(6,476)	(5,728)	(1,613)
Net investment income (loss)	(81,111)	(76,682)	3,086	(7,776)	4,270
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,822,771	982,656	881,395	1,353,149	369,488
Cost of investments sold	1,541,923	469,373	769,594	1,143,924	340,993
Realized gains (losses) on fund shares	280,848	513,283	111,801	209,225	28,495
Realized gain distributions	596,759	453,951	623,714	535,185	131,872
Net realized gains (losses)	877,607	967,234	735,515	744,410	160,367
Change in unrealized gains (losses)	(77,543)	(107,175)	23,933	(70,814)	84,143
Net realized and change in unrealized gains
(losses) on investments	800,064	860,059	759,448	673,596	244,510
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$718,953	$783,377	$762,534	$665,820	$248,780

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
As of December 31, 2025

	T. Rowe Price Mid-Cap Growth Portfolio	VanEck VIP Emerging Markets Fund - Initial Class	VanEck VIP Global Resources Fund - Initial Class
ASSETS
Investments, at fair value	$6,161,328	$609,766	$834,464
Total assets	$6,161,328	$609,766	$834,464
NET ASSETS
Accumulation units	$6,143,088	$609,766	$834,464
Contracts in payout (annuitization) period	18,240	—	—
Total net assets	$6,161,328	$609,766	$834,464
FUND SHARE INFORMATION
Number of shares	235,165	51,544	24,902
Cost of investments	$6,104,495	$630,524	$663,627
UNIT VALUE ⁽¹⁾
Lowest	$62.55	$25.63	$23.88
Highest	$106.39	$34.61	$32.24

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	T. Rowe Price Mid-Cap Growth Portfolio	VanEck VIP Emerging Markets Fund - Initial Class	VanEck VIP Global Resources Fund - Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$4,054	$18,927
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(91,637)	(7,982)	(10,964)
Administrative expense	(6,314)	(564)	(751)
Net investment income (loss)	(97,951)	(4,492)	7,212
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	856,433	113,166	81,959
Cost of investments sold	773,763	141,226	72,232
Realized gains (losses) on fund shares	82,670	(28,060)	9,727
Realized gain distributions	776,999	—	—
Net realized gains (losses)	859,669	(28,060)	9,727
Change in unrealized gains (losses)	(654,936)	171,625	207,987
Net realized and change in unrealized gains
(losses) on investments	204,733	143,565	217,714
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$106,782	$139,073	$224,926
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Alger Capital Appreciation Portfolio - Class I-2	Alger Capital Appreciation Portfolio - Class S	Alger Growth & Income Portfolio - Class I-2	Alger Large Cap Growth Portfolio - Class I-2	Alger Mid Cap Growth Portfolio - Class I-2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(162,994)	$(42,444)	$2,922	$(118,250)	$(134,191)
Net realized gains (losses)	2,620,771	651,572	828,327	1,581,283	189,723
Change in unrealized gains (losses)	520,138	175,954	(54,856)	547,384	1,171,526
Increase (decrease) in net assets from operations	2,977,915	785,082	776,393	2,010,417	1,227,058
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	35,875	540	10,856	13,659	13,225
Transfers for contract benefits and terminations	(1,216,158)	(98,940)	(406,476)	(1,174,362)	(1,076,513)
Loans-net	1,350	53	—	1,350	—
Contract maintenance charge	(3,385)	(473)	(1,292)	(3,042)	(3,072)
Transfers among the sub-accounts and with the
Fixed Account - net	(142,068)	102,109	(124,285)	(311,394)	(83,280)
Increase (decrease) in net assets from contract
transactions	(1,324,386)	3,289	(521,197)	(1,473,789)	(1,149,640)
INCREASE (DECREASE) IN NET ASSETS	1,653,529	788,371	255,196	536,628	77,418
NET ASSETS AT BEGINNING OF PERIOD	10,342,707	2,597,379	4,516,021	7,959,634	8,639,110
NET ASSETS AT END OF PERIOD	$11,996,236	$3,385,750	$4,771,217	$8,496,262	$8,716,528
UNITS OUTSTANDING
Units outstanding at beginning of period	114,727	27,314	93,616	291,797	309,541
Units issued	1,732	1,260	502	4,978	7,120
Units redeemed	(14,942)	(1,293)	(10,754)	(55,808)	(40,480)
Units outstanding at end of period	101,517	27,281	83,364	240,967	276,181

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Alger Small Cap Growth Portfolio - Class I-2	Allspring VT Discovery SMID Cap Growth Fund - Class 2	Allspring VT Opportunity Fund - Class 2	DWS Core Equity VIP - Class A	DWS CROCI® International VIP - Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(33,829)	$(29,637)	$(46,156)	$(6,311)	$5,176
Net realized gains (losses)	(126,543)	7,791	356,998	149,944	15,551
Change in unrealized gains (losses)	243,501	93,617	(160,195)	(8,757)	129,112
Increase (decrease) in net assets from operations	83,129	71,771	150,647	134,876	149,839
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	801	8,744	4,268	1,134	727
Transfers for contract benefits and terminations	(298,849)	(212,557)	(346,853)	(225,827)	(66,919)
Loans-net	—	—	—	—	—
Contract maintenance charge	(988)	(914)	(1,325)	(284)	(123)
Transfers among the sub-accounts and with the
Fixed Account - net	39,738	(328)	20,105	(53,625)	(57,783)
Increase (decrease) in net assets from contract
transactions	(259,298)	(205,055)	(323,805)	(278,602)	(124,098)
INCREASE (DECREASE) IN NET ASSETS	(176,169)	(133,284)	(173,158)	(143,726)	25,741
NET ASSETS AT BEGINNING OF PERIOD	2,468,250	2,083,933	3,229,037	1,053,473	399,447
NET ASSETS AT END OF PERIOD	$2,292,081	$1,950,649	$3,055,879	$909,747	$425,188
UNITS OUTSTANDING
Units outstanding at beginning of period	85,113	39,915	68,525	23,814	37,615
Units issued	3,209	774	619	86	623
Units redeemed	(11,774)	(4,723)	(7,438)	(6,163)	(11,138)
Units outstanding at end of period	76,548	35,966	61,706	17,737	27,100
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	DWS Equity 500 Index VIP - Class B	DWS Global Income Builder VIP - Class A	DWS Global Small Cap VIP - Class A	DWS Small Cap Index VIP - Class B	Federated Hermes Fund for U.S. Government Securities II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(12,761)	$41,337	$(5,537)	$(781)	$69,288
Net realized gains (losses)	156,102	182,672	68,390	9,379	(86,052)
Change in unrealized gains (losses)	94,861	(37,425)	205,568	6,096	157,512
Increase (decrease) in net assets from operations	238,202	186,584	268,421	14,694	140,748
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,404	2,810	—	7,685
Transfers for contract benefits and terminations	(6,674)	(156,811)	(113,657)	(25,444)	(324,270)
Loans-net	—	—	—	—	—
Contract maintenance charge	—	(869)	(700)	—	(1,319)
Transfers among the sub-accounts and with the
Fixed Account - net	(5,063)	115,837	(19,463)	326	237,226
Increase (decrease) in net assets from contract
transactions	(11,737)	(40,439)	(131,010)	(25,118)	(80,678)
INCREASE (DECREASE) IN NET ASSETS	226,465	146,145	137,411	(10,424)	60,070
NET ASSETS AT BEGINNING OF PERIOD	1,554,723	1,422,992	1,525,056	168,752	2,735,787
NET ASSETS AT END OF PERIOD	$1,781,188	$1,569,137	$1,662,467	$158,328	$2,795,857
UNITS OUTSTANDING
Units outstanding at beginning of period	25,054	66,055	52,145	3,599	181,545
Units issued	14	4,930	1,266	14	25,868
Units redeemed	(195)	(7,026)	(5,625)	(602)	(32,578)
Units outstanding at end of period	24,873	63,959	47,786	3,011	174,835
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Federated Hermes High Income Bond Fund II - Primary Shares	Federated Hermes Managed Volatility Fund II - Primary Shares	Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	Fidelity® VIP Asset Manager 50% Portfolio - Service Class 2	Fidelity® VIP Contrafund℠ Portfolio - Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$114,942	$15,381	$31,249	$6,656	$(430,996)
Net realized gains (losses)	(42,289)	23,121	171,630	44,089	6,727,370
Change in unrealized gains (losses)	84,026	2,183	185,602	44,365	(587,450)
Increase (decrease) in net assets from operations	156,679	40,685	388,481	95,110	5,708,924
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,809	628	7,772	7,500	39,604
Transfers for contract benefits and terminations	(310,075)	(223,880)	(229,635)	(78,869)	(3,567,328)
Loans-net	—	—	—	—	1,851
Contract maintenance charge	(1,050)	(360)	(941)	(315)	(8,230)
Transfers among the sub-accounts and with the
Fixed Account - net	151,488	64,077	(1,220)	(1,564)	(299,941)
Increase (decrease) in net assets from contract
transactions	(153,828)	(159,535)	(224,024)	(73,248)	(3,834,044)
INCREASE (DECREASE) IN NET ASSETS	2,851	(118,850)	164,457	21,862	1,874,880
NET ASSETS AT BEGINNING OF PERIOD	2,501,463	1,003,888	2,955,903	780,663	30,928,524
NET ASSETS AT END OF PERIOD	$2,504,314	$885,038	$3,120,360	$802,525	$32,803,404
UNITS OUTSTANDING
Units outstanding at beginning of period	84,916	39,732	91,453	34,586	360,269
Units issued	8,883	5,843	643	383	2,362
Units redeemed	(14,618)	(12,071)	(8,155)	(3,572)	(44,789)
Units outstanding at end of period	79,181	33,504	83,941	31,397	317,842
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Fidelity® VIP Contrafund℠ Portfolio - Service Class 2	Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	Fidelity® VIP Equity-Income Portfolio℠ - Service Class 2	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(130,557)	$34,957	$(204)	$439,975	$167,302
Net realized gains (losses)	2,376,313	852,412	411,235	—	—
Change in unrealized gains (losses)	(686,207)	803,602	203,005	—	—
Increase (decrease) in net assets from operations	1,559,549	1,690,971	614,036	439,975	167,302
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	19,080	15,477	2,274	31,459	4,243
Transfers for contract benefits and terminations	(1,960,831)	(1,090,599)	(1,000,276)	(2,553,968)	(1,455,502)
Loans-net	—	—	—	—	53
Contract maintenance charge	(4,377)	(3,609)	(1,743)	(13,303)	(10,320)
Transfers among the sub-accounts and with the
Fixed Account - net	(173,599)	450,746	(14,537)	8,007,730	1,092,965
Increase (decrease) in net assets from contract
transactions	(2,119,727)	(627,985)	(1,014,282)	5,471,918	(368,561)
INCREASE (DECREASE) IN NET ASSETS	(560,178)	1,062,986	(400,246)	5,911,893	(201,259)
NET ASSETS AT BEGINNING OF PERIOD	8,741,591	9,984,931	4,354,717	15,978,753	7,846,640
NET ASSETS AT END OF PERIOD	$8,181,413	$11,047,917	$3,954,471	$21,890,646	$7,645,381
UNITS OUTSTANDING
Units outstanding at beginning of period	130,835	176,504	130,728	1,477,043	802,824
Units issued	7,968	13,917	2,349	1,326,478	154,358
Units redeemed	(36,220)	(22,751)	(31,667)	(874,433)	(191,905)
Units outstanding at end of period	102,583	167,670	101,410	1,929,088	765,277
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Service Class 2	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(267,856)	$(85,636)	$(87,909)	$(61,798)	$60,872
Net realized gains (losses)	3,570,314	971,853	2,620,539	1,343,102	(80,898)
Change in unrealized gains (losses)	(498,832)	(214,006)	934,547	243,111	195,700
Increase (decrease) in net assets from operations	2,803,626	672,211	3,467,177	1,524,415	175,674
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	48,912	570	88,788	23,849	3,282
Transfers for contract benefits and terminations	(2,237,841)	(739,732)	(2,757,654)	(1,366,765)	(544,772)
Loans-net	1,350	—	—	—	—
Contract maintenance charge	(5,485)	(991)	(7,002)	(5,479)	(3,273)
Transfers among the sub-accounts and with the
Fixed Account - net	338,081	(30,069)	(744,892)	860,727	126,001
Increase (decrease) in net assets from contract
transactions	(1,854,983)	(770,222)	(3,420,760)	(487,668)	(418,762)
INCREASE (DECREASE) IN NET ASSETS	948,643	(98,011)	46,417	1,036,747	(243,088)
NET ASSETS AT BEGINNING OF PERIOD	21,831,692	5,887,193	24,054,602	10,310,209	3,519,602
NET ASSETS AT END OF PERIOD	$22,780,335	$5,789,182	$24,101,019	$11,346,956	$3,276,514
UNITS OUTSTANDING
Units outstanding at beginning of period	307,472	78,486	464,032	196,069	250,707
Units issued	10,416	882	4,622	26,274	20,119
Units redeemed	(34,007)	(11,220)	(68,202)	(35,449)	(49,628)
Units outstanding at end of period	283,881	68,148	400,452	186,894	221,198
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Service Class 2	Goldman Sachs VIT International Equity Insights Fund - Institutional Class	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class	Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,856	$(8,118)	$3,174	$(3,213)	$(2,195)
Net realized gains (losses)	457,003	574,517	43,854	95,467	30,001
Change in unrealized gains (losses)	147,170	90,602	39,492	(30,590)	15,998
Increase (decrease) in net assets from operations	606,029	657,001	86,520	61,664	43,804
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	15,318	7,352	—	900	—
Transfers for contract benefits and terminations	(372,366)	(566,909)	(33,039)	(132,331)	(27,617)
Loans-net	—	—	—	—	—
Contract maintenance charge	(1,031)	(2,863)	(75)	(734)	(103)
Transfers among the sub-accounts and with the
Fixed Account - net	246,693	(120,747)	6,963	10,388	3,325
Increase (decrease) in net assets from contract
transactions	(111,386)	(683,167)	(26,151)	(121,777)	(24,395)
INCREASE (DECREASE) IN NET ASSETS	494,643	(26,166)	60,369	(60,113)	19,409
NET ASSETS AT BEGINNING OF PERIOD	3,203,535	3,819,332	237,807	857,422	318,856
NET ASSETS AT END OF PERIOD	$3,698,178	$3,793,166	$298,176	$797,309	$338,265
UNITS OUTSTANDING
Units outstanding at beginning of period	141,410	169,952	14,908	47,499	5,759
Units issued	13,858	6,693	941	2,368	130
Units redeemed	(16,809)	(34,325)	(2,175)	(8,899)	(562)
Units outstanding at end of period	138,459	142,320	13,674	40,968	5,327
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. American Franchise Fund - Series II	Invesco V.I. American Value Fund - Series I	Invesco V.I. American Value Fund - Series II	Invesco V.I. Core Equity Fund - Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,443)	$(8,042)	$(108,336)	$(14,305)	$(10,444)
Net realized gains (losses)	35,007	74,630	1,812,369	176,388	92,707
Change in unrealized gains (losses)	675	(32,998)	96,475	22,560	36,869
Increase (decrease) in net assets from operations	30,239	33,590	1,800,508	184,643	119,132
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	120	6,083	240	1,178
Transfers for contract benefits and terminations	(3,410)	(88,171)	(1,438,499)	(157,702)	(93,532)
Loans-net	—	—	—	—	—
Contract maintenance charge	—	(171)	(2,080)	(811)	(633)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,687)	(951)	(18,734)	(25,359)	(9,167)
Increase (decrease) in net assets from contract
transactions	(5,097)	(89,173)	(1,453,230)	(183,632)	(102,154)
INCREASE (DECREASE) IN NET ASSETS	25,142	(55,583)	347,278	1,011	16,978
NET ASSETS AT BEGINNING OF PERIOD	310,666	532,594	10,366,266	1,093,586	894,902
NET ASSETS AT END OF PERIOD	$335,808	$477,011	$10,713,544	$1,094,597	$911,880
UNITS OUTSTANDING
Units outstanding at beginning of period	7,703	12,291	195,424	75,013	27,755
Units issued	128	111	5,663	1,665	1,197
Units redeemed	(248)	(2,298)	(31,777)	(13,538)	(4,166)
Units outstanding at end of period	7,583	10,104	169,310	63,140	24,786
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Invesco V.I. Discovery Mid Cap Growth Fund - Series II	Invesco V.I. Global Fund - Series II	Invesco V.I. Government Securities Fund - Series II	Invesco V.I. Growth and Income Fund - Series II	Invesco V.I. High Yield Fund - Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(38,595)	$(34,334)	$5,919	$(32,233)	$18,865
Net realized gains (losses)	267,249	456,571	(28,271)	742,981	(4,458)
Change in unrealized gains (losses)	(155,912)	(144,828)	49,518	317,276	2,825
Increase (decrease) in net assets from operations	72,742	277,409	27,166	1,028,024	17,232
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	9,254	210	—	4,599	—
Transfers for contract benefits and terminations	(553,608)	(205,678)	(191,417)	(1,017,541)	(51,164)
Loans-net	—	107	—	(60)	—
Contract maintenance charge	(1,076)	(593)	(379)	(3,881)	(45)
Transfers among the sub-accounts and with the
Fixed Account - net	104,451	(4,520)	(20,372)	(57,599)	8,635
Increase (decrease) in net assets from contract
transactions	(440,979)	(210,474)	(212,168)	(1,074,482)	(42,574)
INCREASE (DECREASE) IN NET ASSETS	(368,237)	66,935	(185,002)	(46,458)	(25,342)
NET ASSETS AT BEGINNING OF PERIOD	2,818,855	2,189,606	681,418	8,270,734	368,481
NET ASSETS AT END OF PERIOD	$2,450,618	$2,256,541	$496,416	$8,224,276	$343,139
UNITS OUTSTANDING
Units outstanding at beginning of period	131,127	53,942	62,755	218,065	17,330
Units issued	13,107	513	6,335	4,877	540
Units redeemed	(29,951)	(5,416)	(25,631)	(31,871)	(2,507)
Units outstanding at end of period	114,283	49,039	43,459	191,071	15,363
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Invesco V.I. International Growth Fund - Series II	Invesco V.I. Main Street Mid Cap Fund® - Series II	Invesco V.I. Main Street Small Cap Fund® - Series II	Janus Henderson VIT Balanced Portfolio - Institutional Shares	Janus Henderson VIT Balanced Portfolio - Service Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(7,662)	$(28,835)	$(123,999)	$78,059	$2,654
Net realized gains (losses)	46,909	204,520	1,386,901	1,247,946	207,465
Change in unrealized gains (losses)	28,732	(33,469)	(668,557)	535,700	20,657
Increase (decrease) in net assets from operations	67,979	142,216	594,345	1,861,705	230,776
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	600	3,761	8,012	27,569	720
Transfers for contract benefits and terminations	(177,317)	(168,504)	(1,607,515)	(1,566,912)	(239,870)
Loans-net	—	—	—	—	160
Contract maintenance charge	(107)	(1,144)	(3,592)	(5,018)	(868)
Transfers among the sub-accounts and with the
Fixed Account - net	(4,314)	28,058	4,007	(43,473)	(77,027)
Increase (decrease) in net assets from contract
transactions	(181,138)	(137,829)	(1,599,088)	(1,587,834)	(316,885)
INCREASE (DECREASE) IN NET ASSETS	(113,159)	4,387	(1,004,743)	273,871	(86,109)
NET ASSETS AT BEGINNING OF PERIOD	556,215	1,992,757	9,722,171	14,963,777	1,895,677
NET ASSETS AT END OF PERIOD	$443,056	$1,997,144	$8,717,428	$15,237,648	$1,809,568
UNITS OUTSTANDING
Units outstanding at beginning of period	22,323	62,534	199,383	264,506	48,729
Units issued	281	2,481	7,030	2,496	294
Units redeemed	(6,877)	(6,616)	(39,313)	(28,735)	(7,858)
Units outstanding at end of period	15,727	58,399	167,100	238,267	41,165

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Janus Henderson VIT Enterprise Portfolio - Institutional Shares	Janus Henderson VIT Flexible Bond Portfolio - Institutional Shares	Janus Henderson VIT Forty Portfolio - Institutional Shares	Janus Henderson VIT Forty Portfolio - Service Shares	Janus Henderson VIT Global Research Portfolio - Institutional Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(174,523)	$118,164	$(28,288)	$(27,289)	$(83,408)
Net realized gains (losses)	1,424,814	(70,541)	363,637	322,845	1,380,514
Change in unrealized gains (losses)	(406,317)	128,753	(47,309)	(28,322)	349,837
Increase (decrease) in net assets from operations	843,974	176,376	288,040	267,234	1,646,943
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	30,328	7,533	—	420	11,656
Transfers for contract benefits and terminations	(1,082,765)	(414,065)	(317,229)	(280,823)	(1,010,737)
Loans-net	—	—	—	—	—
Contract maintenance charge	(4,985)	(801)	(174)	(660)	(3,059)
Transfers among the sub-accounts and with the
Fixed Account - net	25,001	241,818	(77,486)	8,391	47,687
Increase (decrease) in net assets from contract
transactions	(1,032,421)	(165,515)	(394,889)	(272,672)	(954,453)
INCREASE (DECREASE) IN NET ASSETS	(188,447)	10,861	(106,849)	(5,438)	692,490
NET ASSETS AT BEGINNING OF PERIOD	14,327,893	3,171,420	1,874,446	1,764,994	9,000,081
NET ASSETS AT END OF PERIOD	$14,139,446	$3,182,281	$1,767,597	$1,759,556	$9,692,571
UNITS OUTSTANDING
Units outstanding at beginning of period	197,206	146,836	21,788	21,224	231,940
Units issued	1,542	13,585	137	791	4,166
Units redeemed	(14,367)	(20,952)	(4,132)	(3,861)	(25,705)
Units outstanding at end of period	184,381	139,469	17,793	18,154	210,401

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Janus Henderson VIT Global Research Portfolio - Service Shares	Janus Henderson VIT Mid Cap Value Portfolio - Service Shares	Janus Henderson VIT Overseas Portfolio - Service Shares	Janus Henderson VIT Research Portfolio - Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio - Service Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,104)	$(18,247)	$(3,254)	$(172,697)	$7,854
Net realized gains (losses)	45,569	264,236	137,939	1,783,075	23,153
Change in unrealized gains (losses)	26,529	(153,705)	227,567	255,306	174,256
Increase (decrease) in net assets from operations	67,994	92,284	362,252	1,865,684	205,263
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,161	3,406	19,049	—
Transfers for contract benefits and terminations	(16,082)	(437,523)	(512,470)	(1,651,208)	(70,519)
Loans-net	—	53	107	—	—
Contract maintenance charge	(82)	(1,580)	(696)	(4,469)	(115)
Transfers among the sub-accounts and with the
Fixed Account - net	(818)	(82,400)	198,722	(73,509)	(960)
Increase (decrease) in net assets from contract
transactions	(16,982)	(520,289)	(310,931)	(1,710,137)	(71,594)
INCREASE (DECREASE) IN NET ASSETS	51,012	(428,005)	51,321	155,547	133,669
NET ASSETS AT BEGINNING OF PERIOD	377,643	2,243,050	1,516,138	12,157,984	539,713
NET ASSETS AT END OF PERIOD	$428,655	$1,815,045	$1,567,459	$12,313,531	$673,382
UNITS OUTSTANDING
Units outstanding at beginning of period	12,070	60,502	90,827	171,940	12,422
Units issued	20	4,543	20,239	581	103
Units redeemed	(560)	(18,302)	(36,606)	(21,409)	(1,446)
Units outstanding at end of period	11,530	46,743	74,460	151,112	11,079

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	Lazard Retirement International Equity Portfolio - Service Shares	Legg Mason Partners ClearBridge Variable Large Cap Value Portfolio - Class I	Legg Mason Partners Western Asset Variable Global High Yield Bond Portfolio - Class II	LVIP JPMorgan Small Cap Core Fund - Standard Class	MFS® VIT Growth Series - Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$407	$(15,540)	$116,142	$(2,891)	$(45,408)
Net realized gains (losses)	2,730	321,129	(57,786)	32,403	641,209
Change in unrealized gains (losses)	15,923	(24,438)	139,325	345	(291,550)
Increase (decrease) in net assets from operations	19,060	281,151	197,681	29,857	304,251
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	2,028	2,778	—	6,459
Transfers for contract benefits and terminations	(2,267)	(466,963)	(306,004)	(22,986)	(294,541)
Loans-net	—	—	—	—	—
Contract maintenance charge	(28)	(920)	(2,775)	(133)	(1,095)
Transfers among the sub-accounts and with the
Fixed Account - net	(3,844)	(547,575)	57,584	2,740	27,109
Increase (decrease) in net assets from contract
transactions	(6,139)	(1,013,430)	(248,417)	(20,379)	(262,068)
INCREASE (DECREASE) IN NET ASSETS	12,921	(732,279)	(50,736)	9,478	42,183
NET ASSETS AT BEGINNING OF PERIOD	64,293	4,047,294	2,543,377	375,846	2,997,952
NET ASSETS AT END OF PERIOD	$77,214	$3,315,015	$2,492,641	$385,324	$3,040,135
UNITS OUTSTANDING
Units outstanding at beginning of period	3,839	110,769	130,050	8,154	51,167
Units issued	5	2,385	7,621	84	630
Units redeemed	(339)	(28,867)	(20,020)	(560)	(5,381)
Units outstanding at end of period	3,505	84,287	117,651	7,678	46,416

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	MFS® VIT Investors Trust Series - Initial Class	MFS® VIT Investors Trust Series - Service Class	MFS® VIT New Discovery Series - Initial Class	MFS® VIT New Discovery Series - Service Class	MFS® VIT Research Series - Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$940	$(3,801)	$(59,264)	$(17,264)	$(5,465)
Net realized gains (losses)	697,408	172,849	(86,981)	(48,508)	255,299
Change in unrealized gains (losses)	(517,617)	(124,113)	552,471	173,334	(147,586)
Increase (decrease) in net assets from operations	180,731	44,935	406,226	107,562	102,248
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	963	—	12,769	60	1,703
Transfers for contract benefits and terminations	(84,591)	(8,429)	(367,992)	(84,171)	(155,529)
Loans-net	—	—	—	1,350	—
Contract maintenance charge	(638)	(222)	(1,169)	(405)	(328)
Transfers among the sub-accounts and with the
Fixed Account - net	(30,928)	(98,042)	(58,050)	(26,754)	5,071
Increase (decrease) in net assets from contract
transactions	(115,194)	(106,693)	(414,442)	(109,920)	(149,083)
INCREASE (DECREASE) IN NET ASSETS	65,537	(61,758)	(8,216)	(2,358)	(46,835)
NET ASSETS AT BEGINNING OF PERIOD	1,643,373	394,342	3,930,014	1,126,377	988,121
NET ASSETS AT END OF PERIOD	$1,708,910	$332,584	$3,921,798	$1,124,019	$941,286
UNITS OUTSTANDING
Units outstanding at beginning of period	39,138	8,489	87,571	29,175	21,632
Units issued	105	10	1,448	667	163
Units redeemed	(2,576)	(2,092)	(9,810)	(3,497)	(3,818)
Units outstanding at end of period	36,667	6,407	79,209	26,345	17,977

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	MFS® VIT Total Return Series - Initial Class	MFS® VIT Total Return Series - Service Class	MFS® VIT Utilities Series - Service Class	MFS® VIT Value Series - Service Class	MFS® VIT II High Yield Portfolio - Service Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$45,370	$14,025	$8,596	$(1,178)	$39,791
Net realized gains (losses)	327,448	119,260	26,040	123,890	(21,844)
Change in unrealized gains (losses)	(11,573)	(3,955)	51,372	(43,995)	33,448
Increase (decrease) in net assets from operations	361,245	129,330	86,008	78,717	51,395
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	8,456	3,258	—	—	390
Transfers for contract benefits and terminations	(487,053)	(144,545)	(72,108)	(255,078)	(93,367)
Loans-net	589	—	—	—	—
Contract maintenance charge	(1,143)	(1,496)	(222)	(373)	(567)
Transfers among the sub-accounts and with the
Fixed Account - net	(66,542)	9,216	(3,994)	(5,642)	(286)
Increase (decrease) in net assets from contract
transactions	(545,693)	(133,567)	(76,324)	(261,093)	(93,830)
INCREASE (DECREASE) IN NET ASSETS	(184,448)	(4,237)	9,684	(182,376)	(42,435)
NET ASSETS AT BEGINNING OF PERIOD	4,053,349	1,469,292	696,335	835,741	832,056
NET ASSETS AT END OF PERIOD	$3,868,901	$1,465,055	$706,019	$653,365	$789,621
UNITS OUTSTANDING
Units outstanding at beginning of period	123,811	59,278	13,465	20,599	41,523
Units issued	1,650	1,990	95	4,409	4,463
Units redeemed	(17,279)	(7,060)	(1,470)	(10,463)	(9,191)
Units outstanding at end of period	108,182	54,208	12,090	14,545	36,795

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class	Morgan Stanley VIF Discovery Portfolio - Class I	Morgan Stanley VIF Growth Portfolio - Class I	Morgan Stanley VIF Growth Portfolio - Class II	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(27,240)	$(8,354)	$(147,014)	$(11,297)	$58,743
Net realized gains (losses)	289,921	(21,092)	426,230	2,555	(25,637)
Change in unrealized gains (losses)	(123,483)	114,286	2,422,755	208,200	36,976
Increase (decrease) in net assets from operations	139,198	84,840	2,701,971	199,458	70,082
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,363	—	—	—	3,873
Transfers for contract benefits and terminations	(220,696)	(48,512)	(1,288,005)	(111,118)	(448,811)
Loans-net	—	—	—	—	107
Contract maintenance charge	(1,781)	(247)	(690)	(165)	(2,912)
Transfers among the sub-accounts and with the
Fixed Account - net	18,432	(10,235)	(747,069)	(9,476)	150,789
Increase (decrease) in net assets from contract
transactions	(202,682)	(58,994)	(2,035,764)	(120,759)	(296,954)
INCREASE (DECREASE) IN NET ASSETS	(63,484)	25,846	666,207	78,699	(226,872)
NET ASSETS AT BEGINNING OF PERIOD	1,828,898	780,160	8,307,919	622,093	3,086,362
NET ASSETS AT END OF PERIOD	$1,765,414	$806,006	$8,974,126	$700,792	$2,859,490
UNITS OUTSTANDING
Units outstanding at beginning of period	34,411	13,332	93,743	7,642	168,582
Units issued	1,584	19	272	20	18,574
Units redeemed	(5,271)	(960)	(17,940)	(1,200)	(35,584)
Units outstanding at end of period	30,724	12,391	76,075	6,462	151,572
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	PIMCO VIT Real Return Portfolio - Institutional Class	PIMCO VIT Total Return Portfolio - Institutional Class	Putnam VT High Yield Fund - Class IB	Putnam VT International Value Fund - Class IB	Rydex VT NASDAQ-100® Fund
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$50,047	$240,896	$26,285	$(2,602)	$(18,017)
Net realized gains (losses)	(53,144)	(242,899)	(12,561)	28,533	314,729
Change in unrealized gains (losses)	178,626	657,408	21,287	257,798	(140,652)
Increase (decrease) in net assets from operations	175,529	655,405	35,011	283,729	156,060
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	741	9,982	—	1,162	—
Transfers for contract benefits and terminations	(610,036)	(1,384,967)	(95,580)	(68,076)	(254,240)
Loans-net	107	3,775	—	295	—
Contract maintenance charge	(3,868)	(4,979)	(111)	(309)	(114)
Transfers among the sub-accounts and with the
Fixed Account - net	114,591	259,569	(3,699)	18,197	(130,166)
Increase (decrease) in net assets from contract
transactions	(498,465)	(1,116,620)	(99,390)	(48,731)	(384,520)
INCREASE (DECREASE) IN NET ASSETS	(322,936)	(461,215)	(64,379)	234,998	(228,460)
NET ASSETS AT BEGINNING OF PERIOD	2,963,954	9,551,174	551,338	884,924	1,350,075
NET ASSETS AT END OF PERIOD	$2,641,018	$9,089,959	$486,959	$1,119,922	$1,121,615
UNITS OUTSTANDING
Units outstanding at beginning of period	200,308	572,418	19,791	40,382	24,795
Units issued	24,238	43,115	545	1,296	608
Units redeemed	(57,757)	(108,877)	(4,018)	(3,156)	(8,833)
Units outstanding at end of period	166,789	506,656	16,318	38,522	16,570

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio - Class II	T. Rowe Price Equity Income Portfolio	T. Rowe Price Equity Income Portfolio - Class II	T. Rowe Price International Stock Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(81,111)	$(76,682)	$3,086	$(7,776)	$4,270
Net realized gains (losses)	877,607	967,234	735,515	744,410	160,367
Change in unrealized gains (losses)	(77,543)	(107,175)	23,933	(70,814)	84,143
Increase (decrease) in net assets from operations	718,953	783,377	762,534	665,820	248,780
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	127,229	3,379	28,845	3,747	5,606
Transfers for contract benefits and terminations	(189,442)	(521,471)	(645,094)	(999,107)	(116,224)
Loans-net	—	—	531	—	884
Contract maintenance charge	(743)	(3,425)	(1,853)	(4,326)	(401)
Transfers among the sub-accounts and with the
Fixed Account - net	(737,397)	(166,905)	(39,381)	(113,981)	(188,858)
Increase (decrease) in net assets from contract
transactions	(800,353)	(688,422)	(656,952)	(1,113,667)	(298,993)
INCREASE (DECREASE) IN NET ASSETS	(81,400)	94,955	105,582	(447,847)	(50,213)
NET ASSETS AT BEGINNING OF PERIOD	5,528,893	4,986,198	6,457,260	5,983,644	1,651,871
NET ASSETS AT END OF PERIOD	$5,447,493	$5,081,153	$6,562,842	$5,535,797	$1,601,658
UNITS OUTSTANDING
Units outstanding at beginning of period	78,023	74,866	148,308	182,831	96,452
Units issued	14,286	3,552	2,979	4,656	2,738
Units redeemed	(24,295)	(13,043)	(17,173)	(37,167)	(16,601)
Units outstanding at end of period	68,014	65,375	134,114	150,320	82,589

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2025

	T. Rowe Price Mid-Cap Growth Portfolio	VanEck VIP Emerging Markets Fund - Initial Class	VanEck VIP Global Resources Fund - Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(97,951)	$(4,492)	$7,212
Net realized gains (losses)	859,669	(28,060)	9,727
Change in unrealized gains (losses)	(654,936)	171,625	207,987
Increase (decrease) in net assets from operations	106,782	139,073	224,926
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	17,532	2,020	2,580
Transfers for contract benefits and terminations	(636,423)	(67,409)	(60,543)
Loans-net	—	107	107
Contract maintenance charge	(2,270)	(309)	(331)
Transfers among the sub-accounts and with the
Fixed Account - net	(67,394)	(3,187)	(6,709)
Increase (decrease) in net assets from contract
transactions	(688,555)	(68,778)	(64,896)
INCREASE (DECREASE) IN NET ASSETS	(581,773)	70,295	160,030
NET ASSETS AT BEGINNING OF PERIOD	6,743,101	539,471	674,434
NET ASSETS AT END OF PERIOD	$6,161,328	$609,766	$834,464
UNITS OUTSTANDING
Units outstanding at beginning of period	89,261	20,748	29,425
Units issued	1,204	1,421	223
Units redeemed	(9,952)	(3,900)	(2,529)
Units outstanding at end of period	80,513	18,269	27,119

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Alger Capital Appreciation Portfolio - Class I-2	Alger Capital Appreciation Portfolio - Class S	Alger Growth & Income Portfolio - Class I-2	Alger Large Cap Growth Portfolio - Class I-2	Alger Mid Cap Growth Portfolio - Class I-2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(140,009)	$(38,338)	$(40,276)	$(110,501)	$(133,486)
Net realized gains (losses)	401,125	146,996	289,937	302,533	3,699
Change in unrealized gains (losses)	3,209,078	845,335	580,945	2,346,341	1,634,853
Increase (decrease) in net assets from operations	3,470,194	953,993	830,606	2,538,373	1,505,066
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	36,565	1,318	10,333	15,773	40,809
Transfers for contract benefits and terminations	(1,245,033)	(720,778)	(510,387)	(1,191,810)	(846,035)
Loans-net	651	53	(385)	942	(1,092)
Contract maintenance charge	(3,594)	(604)	(1,436)	(3,245)	(3,646)
Transfers among the sub-accounts and with the
Fixed Account - net	(89,988)	(57,427)	23,151	(206,174)	(293,477)
Increase (decrease) in net assets from contract
transactions	(1,301,399)	(777,438)	(478,724)	(1,384,514)	(1,103,441)
INCREASE (DECREASE) IN NET ASSETS	2,168,795	176,555	351,882	1,153,859	401,625
NET ASSETS AT BEGINNING OF PERIOD	8,173,912	2,420,824	4,164,139	6,805,775	8,237,485
NET ASSETS AT END OF PERIOD	$10,342,707	$2,597,379	$4,516,021	$7,959,634	$8,639,110
UNITS OUTSTANDING
Units outstanding at beginning of period	131,349	37,426	104,181	350,678	355,142
Units issued	2,594	251	2,424	2,641	5,033
Units redeemed	(19,216)	(10,363)	(12,989)	(61,522)	(50,634)
Units outstanding at end of period	114,727	27,314	93,616	291,797	309,541

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Alger Small Cap Growth Portfolio - Class I-2	Allspring VT Discovery SMID Cap Growth Fund - Class 2	Allspring VT Opportunity Fund - Class 2	DWS Core Equity VIP - Class A	DWS CROCI® International VIP - Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(29,435)	$(33,137)	$(49,814)	$(7,401)	$6,973
Net realized gains (losses)	(154,394)	(27,860)	388,763	88,511	(2,285)
Change in unrealized gains (losses)	347,812	385,720	69,080	98,884	(1,464)
Increase (decrease) in net assets from operations	163,983	324,723	408,029	179,994	3,224
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,728	6,866	5,119	1,825	930
Transfers for contract benefits and terminations	(327,379)	(206,133)	(402,264)	(178,098)	(32,728)
Loans-net	(1,093)	—	—	—	—
Contract maintenance charge	(1,213)	(1,048)	(1,496)	(323)	(145)
Transfers among the sub-accounts and with the
Fixed Account - net	3,733	(113,442)	(32,891)	(10,627)	8,085
Increase (decrease) in net assets from contract
transactions	(322,224)	(313,757)	(431,532)	(187,223)	(23,858)
INCREASE (DECREASE) IN NET ASSETS	(158,241)	10,966	(23,503)	(7,229)	(20,634)
NET ASSETS AT BEGINNING OF PERIOD	2,626,491	2,072,967	3,252,540	1,060,702	420,081
NET ASSETS AT END OF PERIOD	$2,468,250	$2,083,933	$3,229,037	$1,053,473	$399,447
UNITS OUTSTANDING
Units outstanding at beginning of period	96,849	46,200	78,181	28,801	39,393
Units issued	1,771	272	276	91	819
Units redeemed	(13,507)	(6,557)	(9,932)	(5,078)	(2,597)
Units outstanding at end of period	85,113	39,915	68,525	23,814	37,615
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	DWS Equity 500 Index VIP - Class B	DWS Global Income Builder VIP - Class A	DWS Global Small Cap VIP - Class A	DWS Small Cap Index VIP - Class B	Federated Hermes Fund for U.S. Government Securities II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(10,333)	$30,603	$(3,136)	$(1,165)	$61,701
Net realized gains (losses)	167,311	14,981	35,495	4,568	(109,930)
Change in unrealized gains (losses)	147,851	73,054	34,464	11,267	22,250
Increase (decrease) in net assets from operations	304,829	118,638	66,823	14,670	(25,979)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	4,714	2,702	—	9,449
Transfers for contract benefits and terminations	(189,790)	(335,807)	(185,877)	(28,756)	(441,274)
Loans-net	—	—	—	—	—
Contract maintenance charge	—	(1,014)	(825)	—	(1,490)
Transfers among the sub-accounts and with the
Fixed Account - net	(3,063)	(96,529)	(2,747)	(5,679)	68,717
Increase (decrease) in net assets from contract
transactions	(192,853)	(428,636)	(186,747)	(34,435)	(364,598)
INCREASE (DECREASE) IN NET ASSETS	111,976	(309,998)	(119,924)	(19,765)	(390,577)
NET ASSETS AT BEGINNING OF PERIOD	1,442,747	1,732,990	1,644,980	188,517	3,126,364
NET ASSETS AT END OF PERIOD	$1,554,723	$1,422,992	$1,525,056	$168,752	$2,735,787
UNITS OUTSTANDING
Units outstanding at beginning of period	28,545	86,854	57,824	4,408	208,182
Units issued	39	904	1,033	14	12,886
Units redeemed	(3,530)	(21,703)	(6,712)	(823)	(39,523)
Units outstanding at end of period	25,054	66,055	52,145	3,599	181,545
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Federated Hermes High Income Bond Fund II - Primary Shares	Federated Hermes Managed Volatility Fund II - Primary Shares	Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	Fidelity® VIP Asset Manager 50% Portfolio - Service Class 2	Fidelity® VIP Contrafund℠ Portfolio - Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$116,032	$8,474	$28,903	$3,877	$(402,052)
Net realized gains (losses)	(67,547)	(2,524)	37,831	35,874	5,722,004
Change in unrealized gains (losses)	76,546	126,032	131,737	24,771	2,881,647
Increase (decrease) in net assets from operations	125,031	131,982	198,471	64,522	8,201,599
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	6,099	801	13,863	7,757	48,145
Transfers for contract benefits and terminations	(475,992)	(158,135)	(189,770)	(190,078)	(3,304,052)
Loans-net	—	—	—	—	2,126
Contract maintenance charge	(1,223)	(408)	(1,022)	(461)	(9,004)
Transfers among the sub-accounts and with the
Fixed Account - net	(68,243)	6,137	(1,788)	(103,399)	(1,419,371)
Increase (decrease) in net assets from contract
transactions	(539,359)	(151,605)	(178,717)	(286,181)	(4,682,156)
INCREASE (DECREASE) IN NET ASSETS	(414,328)	(19,623)	19,754	(221,659)	3,519,443
NET ASSETS AT BEGINNING OF PERIOD	2,915,791	1,023,511	2,936,149	1,002,322	27,409,081
NET ASSETS AT END OF PERIOD	$2,501,463	$1,003,888	$2,955,903	$780,663	$30,928,524
UNITS OUTSTANDING
Units outstanding at beginning of period	104,420	46,313	97,910	48,205	420,990
Units issued	2,202	826	701	1,670	2,135
Units redeemed	(21,706)	(7,407)	(7,158)	(15,289)	(62,856)
Units outstanding at end of period	84,916	39,732	91,453	34,586	360,269
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Fidelity® VIP Contrafund℠ Portfolio - Service Class 2	Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	Fidelity® VIP Equity-Income Portfolio℠ - Service Class 2	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(132,596)	$27,960	$(2,886)	$543,555	$180,150
Net realized gains (losses)	1,736,045	1,020,378	407,859	—	—
Change in unrealized gains (losses)	754,344	382,428	169,314	—	—
Increase (decrease) in net assets from operations	2,357,793	1,430,766	574,287	543,555	180,150
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	24,457	13,917	3,235	70,527	5,464
Transfers for contract benefits and terminations	(1,295,963)	(1,270,346)	(653,375)	(3,577,650)	(1,233,580)
Loans-net	—	(741)	—	79	—
Contract maintenance charge	(5,932)	(4,019)	(2,546)	(14,796)	(8,177)
Transfers among the sub-accounts and with the
Fixed Account - net	(166,993)	(722,717)	(22,452)	2,849,453	3,158,524
Increase (decrease) in net assets from contract
transactions	(1,444,431)	(1,983,906)	(675,138)	(672,387)	1,922,231
INCREASE (DECREASE) IN NET ASSETS	913,362	(553,140)	(100,851)	(128,832)	2,102,381
NET ASSETS AT BEGINNING OF PERIOD	7,828,229	10,538,071	4,455,568	16,107,585	5,744,259
NET ASSETS AT END OF PERIOD	$8,741,591	$9,984,931	$4,354,717	$15,978,753	$7,846,640
UNITS OUTSTANDING
Units outstanding at beginning of period	154,307	205,855	151,480	1,533,918	605,760
Units issued	2,329	3,137	3,020	330,766	362,048
Units redeemed	(25,801)	(32,488)	(23,772)	(387,641)	(164,984)
Units outstanding at end of period	130,835	176,504	130,728	1,477,043	802,824
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Service Class 2	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(326,857)	$(89,275)	$(61,056)	$(52,822)	$62,552
Net realized gains (losses)	5,965,109	1,587,766	2,216,240	1,250,318	(128,634)
Change in unrealized gains (losses)	(326,180)	(100,062)	2,679,813	903,381	67,228
Increase (decrease) in net assets from operations	5,312,072	1,398,429	4,834,997	2,100,877	1,146
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	67,170	911	104,087	26,277	5,182
Transfers for contract benefits and terminations	(2,672,933)	(572,050)	(2,553,071)	(1,474,594)	(812,349)
Loans-net	(3,532)	—	(1,158)	—	—
Contract maintenance charge	(6,265)	(1,127)	(7,910)	(7,383)	(4,462)
Transfers among the sub-accounts and with the
Fixed Account - net	(47,514)	(128,488)	(305,594)	(120,360)	293,931
Increase (decrease) in net assets from contract
transactions	(2,663,074)	(700,754)	(2,763,646)	(1,576,060)	(517,698)
INCREASE (DECREASE) IN NET ASSETS	2,648,998	697,675	2,071,351	524,817	(516,552)
NET ASSETS AT BEGINNING OF PERIOD	19,182,694	5,189,518	21,983,251	9,785,392	4,036,154
NET ASSETS AT END OF PERIOD	$21,831,692	$5,887,193	$24,054,602	$10,310,209	$3,519,602
UNITS OUTSTANDING
Units outstanding at beginning of period	340,596	88,277	520,515	228,644	288,010
Units issued	11,787	513	15,777	5,392	29,777
Units redeemed	(44,911)	(10,304)	(72,260)	(37,967)	(67,080)
Units outstanding at end of period	307,472	78,486	464,032	196,069	250,707
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Service Class 2	Goldman Sachs VIT International Equity Insights Fund - Institutional Class	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class	Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$242	$(8,919)	$2,982	$(5,795)	$(1,408)
Net realized gains (losses)	360,577	371,533	17,032	71,301	26,697
Change in unrealized gains (losses)	(216,126)	(209,600)	(2,917)	35,357	22,855
Increase (decrease) in net assets from operations	144,693	153,014	17,097	100,863	48,144
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	15,385	10,976	—	1,105	—
Transfers for contract benefits and terminations	(575,454)	(589,695)	(78,790)	(222,594)	(11,307)
Loans-net	—	—	—	—	—
Contract maintenance charge	(1,160)	(3,325)	(100)	(948)	(121)
Transfers among the sub-accounts and with the
Fixed Account - net	(27,597)	157,485	(3,377)	19,257	(952)
Increase (decrease) in net assets from contract
transactions	(588,826)	(424,559)	(82,267)	(203,180)	(12,380)
INCREASE (DECREASE) IN NET ASSETS	(444,133)	(271,545)	(65,170)	(102,317)	35,764
NET ASSETS AT BEGINNING OF PERIOD	3,647,668	4,090,877	302,977	959,739	283,092
NET ASSETS AT END OF PERIOD	$3,203,535	$3,819,332	$237,807	$857,422	$318,856
UNITS OUTSTANDING
Units outstanding at beginning of period	167,779	187,941	19,840	58,881	6,000
Units issued	7,030	10,126	103	3,622	45
Units redeemed	(33,399)	(28,115)	(5,035)	(15,004)	(286)
Units outstanding at end of period	141,410	169,952	14,908	47,499	5,759
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. American Franchise Fund - Series II	Invesco V.I. American Value Fund - Series I	Invesco V.I. American Value Fund - Series II	Invesco V.I. Core Equity Fund - Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,803)	$(8,337)	$(59,596)	$(9,361)	$(10,229)
Net realized gains (losses)	30,446	25,232	343,355	12,857	105,557
Change in unrealized gains (losses)	69,094	121,602	2,259,087	280,860	97,094
Increase (decrease) in net assets from operations	93,737	138,497	2,542,846	284,356	192,422
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	120	7,708	240	1,596
Transfers for contract benefits and terminations	(85,021)	(34,685)	(1,599,491)	(267,866)	(109,467)
Loans-net	—	—	—	—	—
Contract maintenance charge	—	(171)	(2,312)	(1,062)	(735)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,841)	(29,552)	(319,124)	(50,282)	(57,810)
Increase (decrease) in net assets from contract
transactions	(87,862)	(64,288)	(1,913,219)	(318,970)	(166,416)
INCREASE (DECREASE) IN NET ASSETS	5,875	74,209	629,627	(34,614)	26,006
NET ASSETS AT BEGINNING OF PERIOD	304,791	458,385	9,736,639	1,128,200	868,896
NET ASSETS AT END OF PERIOD	$310,666	$532,594	$10,366,266	$1,093,586	$894,902
UNITS OUTSTANDING
Units outstanding at beginning of period	10,047	13,849	235,764	99,030	33,196
Units issued	13	1,056	2,149	2,024	657
Units redeemed	(2,357)	(2,614)	(42,489)	(26,041)	(6,098)
Units outstanding at end of period	7,703	12,291	195,424	75,013	27,755
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I. Discovery Mid Cap Growth Fund - Series II	Invesco V.I. Global Fund - Series II	Invesco V.I. Government Securities Fund - Series II	Invesco V.I. Growth and Income Fund - Series II	Invesco V.I. High Yield Fund - Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(49,848)	$(36,441)	$4,476	$(30,893)	$15,175
Net realized gains (losses)	46,617	194,296	(37,140)	658,227	(3,121)
Change in unrealized gains (losses)	718,066	146,013	32,083	489,808	9,706
Increase (decrease) in net assets from operations	714,835	303,868	(581)	1,117,142	21,760
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	9,937	6,839	750	8,481	—
Transfers for contract benefits and terminations	(1,024,618)	(366,524)	(240,920)	(1,000,054)	(29,370)
Loans-net	—	106	—	1,082	—
Contract maintenance charge	(1,849)	(965)	(1,256)	(4,878)	(52)
Transfers among the sub-accounts and with the
Fixed Account - net	(112,133)	7,973	61,068	(126,954)	10,261
Increase (decrease) in net assets from contract
transactions	(1,128,663)	(352,571)	(180,358)	(1,122,323)	(19,161)
INCREASE (DECREASE) IN NET ASSETS	(413,828)	(48,703)	(180,939)	(5,181)	2,599
NET ASSETS AT BEGINNING OF PERIOD	3,232,683	2,238,309	862,357	8,275,915	365,882
NET ASSETS AT END OF PERIOD	$2,818,855	$2,189,606	$681,418	$8,270,734	$368,481
UNITS OUTSTANDING
Units outstanding at beginning of period	188,851	62,755	79,467	248,694	18,232
Units issued	1,871	1,637	10,694	6,188	527
Units redeemed	(59,595)	(10,450)	(27,406)	(36,817)	(1,429)
Units outstanding at end of period	131,127	53,942	62,755	218,065	17,330
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Invesco V.I. International Growth Fund - Series II	Invesco V.I. Main Street Mid Cap Fund® - Series II	Invesco V.I. Main Street Small Cap Fund® - Series II	Janus Henderson VIT Balanced Portfolio - Institutional Shares	Janus Henderson VIT Balanced Portfolio - Service Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(7,278)	$(30,375)	$(162,186)	$87,551	$3,313
Net realized gains (losses)	43,814	40,078	833,485	1,299,578	121,165
Change in unrealized gains (losses)	(56,377)	284,383	361,443	656,450	118,741
Increase (decrease) in net assets from operations	(19,841)	294,086	1,032,742	2,043,579	243,219
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	600	4,325	10,217	33,234	520
Transfers for contract benefits and terminations	(98,186)	(347,239)	(1,518,537)	(2,620,283)	(257,639)
Loans-net	—	—	—	(1,248)	159
Contract maintenance charge	(125)	(1,714)	(4,756)	(5,823)	(1,491)
Transfers among the sub-accounts and with the
Fixed Account - net	42,616	(14,511)	(189,370)	158,855	32,114
Increase (decrease) in net assets from contract
transactions	(55,095)	(359,139)	(1,702,446)	(2,435,265)	(226,337)
INCREASE (DECREASE) IN NET ASSETS	(74,936)	(65,053)	(669,704)	(391,686)	16,882
NET ASSETS AT BEGINNING OF PERIOD	631,151	2,057,810	10,391,875	15,355,463	1,878,795
NET ASSETS AT END OF PERIOD	$556,215	$1,992,757	$9,722,171	$14,963,777	$1,895,677
UNITS OUTSTANDING
Units outstanding at beginning of period	24,564	74,261	236,534	305,599	54,836
Units issued	1,979	3,460	3,687	14,679	1,607
Units redeemed	(4,220)	(15,187)	(40,838)	(55,772)	(7,714)
Units outstanding at end of period	22,323	62,534	199,383	264,506	48,729

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Janus Henderson VIT Enterprise Portfolio - Institutional Shares	Janus Henderson VIT Flexible Bond Portfolio - Institutional Shares	Janus Henderson VIT Forty Portfolio - Institutional Shares	Janus Henderson VIT Forty Portfolio - Service Shares	Janus Henderson VIT Global Research Portfolio - Institutional Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(104,121)	$111,352	$(27,012)	$(28,462)	$(67,606)
Net realized gains (losses)	1,380,945	(119,236)	180,265	239,568	1,073,404
Change in unrealized gains (losses)	690,206	22,567	267,467	216,199	826,905
Increase (decrease) in net assets from operations	1,967,030	14,683	420,720	427,305	1,832,703
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	29,898	10,379	—	140	17,767
Transfers for contract benefits and terminations	(2,436,081)	(618,776)	(219,131)	(443,194)	(1,176,798)
Loans-net	(506)	(182)	—	—	(256)
Contract maintenance charge	(5,730)	(1,032)	(214)	(962)	(3,343)
Transfers among the sub-accounts and with the
Fixed Account - net	(106,183)	280,929	(10,009)	(8,018)	(510,953)
Increase (decrease) in net assets from contract
transactions	(2,518,602)	(328,682)	(229,354)	(452,034)	(1,673,583)
INCREASE (DECREASE) IN NET ASSETS	(551,572)	(313,999)	191,366	(24,729)	159,120
NET ASSETS AT BEGINNING OF PERIOD	14,879,465	3,485,419	1,683,080	1,789,723	8,840,961
NET ASSETS AT END OF PERIOD	$14,327,893	$3,171,420	$1,874,446	$1,764,994	$9,000,081
UNITS OUTSTANDING
Units outstanding at beginning of period	227,833	160,956	24,668	27,301	267,794
Units issued	1,056	19,176	38	545	1,350
Units redeemed	(31,683)	(33,296)	(2,918)	(6,622)	(37,204)
Units outstanding at end of period	197,206	146,836	21,788	21,224	231,940

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Janus Henderson VIT Global Research Portfolio - Service Shares	Janus Henderson VIT Mid Cap Value Portfolio - Service Shares	Janus Henderson VIT Overseas Portfolio - Service Shares	Janus Henderson VIT Research Portfolio - Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio - Service Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,145)	$(17,932)	$(2,830)	$(164,757)	$12,838
Net realized gains (losses)	29,412	207,795	24,015	1,142,211	29,304
Change in unrealized gains (losses)	43,593	75,300	42,001	2,331,201	466
Increase (decrease) in net assets from operations	69,860	265,163	63,186	3,308,655	42,608
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,948	5,386	47,407	—
Transfers for contract benefits and terminations	(32,548)	(418,082)	(120,549)	(1,573,800)	(200,748)
Loans-net	—	53	106	(410)	—
Contract maintenance charge	(95)	(2,672)	(1,311)	(4,767)	(157)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,538)	(49,467)	34,622	(261,123)	(11,347)
Increase (decrease) in net assets from contract
transactions	(34,181)	(468,220)	(81,746)	(1,792,693)	(212,252)
INCREASE (DECREASE) IN NET ASSETS	35,679	(203,057)	(18,560)	1,515,962	(169,644)
NET ASSETS AT BEGINNING OF PERIOD	341,964	2,446,107	1,534,698	10,642,022	709,357
NET ASSETS AT END OF PERIOD	$377,643	$2,243,050	$1,516,138	$12,157,984	$539,713
UNITS OUTSTANDING
Units outstanding at beginning of period	13,259	73,446	95,842	196,637	17,398
Units issued	30	1,299	3,826	2,122	543
Units redeemed	(1,219)	(14,243)	(8,841)	(26,819)	(5,519)
Units outstanding at end of period	12,070	60,502	90,827	171,940	12,422

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	Lazard Retirement International Equity Portfolio - Service Shares	Legg Mason Partners ClearBridge Variable Large Cap Value Portfolio - Class I	Legg Mason Partners Western Asset Variable Global High Yield Bond Portfolio - Class II	LVIP JPMorgan Small Cap Core Fund - Standard Class	MFS® VIT Growth Series - Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$2,081	$(13,433)	$109,606	$(3,737)	$(45,112)
Net realized gains (losses)	(4,878)	679,322	(120,730)	34,403	427,565
Change in unrealized gains (losses)	10,727	(396,299)	141,778	12,293	372,297
Increase (decrease) in net assets from operations	7,930	269,590	130,654	42,959	754,750
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	5,813	4,322	—	28,594
Transfers for contract benefits and terminations	(72,436)	(538,494)	(590,227)	(176,768)	(618,296)
Loans-net	—	—	—	—	—
Contract maintenance charge	(34)	(1,275)	(3,445)	(198)	(1,221)
Transfers among the sub-accounts and with the
Fixed Account - net	(729)	(33,337)	112,750	(10,200)	2,627
Increase (decrease) in net assets from contract
transactions	(73,199)	(567,293)	(476,600)	(187,166)	(588,296)
INCREASE (DECREASE) IN NET ASSETS	(65,269)	(297,703)	(345,946)	(144,207)	166,454
NET ASSETS AT BEGINNING OF PERIOD	129,562	4,344,997	2,889,323	520,053	2,831,498
NET ASSETS AT END OF PERIOD	$64,293	$4,047,294	$2,543,377	$375,846	$2,997,952
UNITS OUTSTANDING
Units outstanding at beginning of period	8,052	126,664	155,373	12,474	64,528
Units issued	8	2,020	8,946	988	2,707
Units redeemed	(4,221)	(17,915)	(34,269)	(5,308)	(16,068)
Units outstanding at end of period	3,839	110,769	130,050	8,154	51,167

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	MFS® VIT Investors Trust Series - Initial Class	MFS® VIT Investors Trust Series - Service Class	MFS® VIT New Discovery Series - Initial Class	MFS® VIT New Discovery Series - Service Class	MFS® VIT Research Series - Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(13,708)	$(4,696)	$(65,516)	$(19,299)	$(8,986)
Net realized gains (losses)	158,948	55,190	(197,977)	(93,644)	71,654
Change in unrealized gains (losses)	114,479	15,687	479,114	169,051	84,773
Increase (decrease) in net assets from operations	259,719	66,181	215,621	56,108	147,441
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	847	750	14,735	60	2,215
Transfers for contract benefits and terminations	(125,092)	(69,407)	(562,096)	(190,675)	(58,085)
Loans-net	—	—	—	1,329	—
Contract maintenance charge	(679)	(356)	(1,359)	(434)	(360)
Transfers among the sub-accounts and with the
Fixed Account - net	1,123	(1,569)	(237,478)	(37,886)	4,080
Increase (decrease) in net assets from contract
transactions	(123,801)	(70,582)	(786,198)	(227,606)	(52,150)
INCREASE (DECREASE) IN NET ASSETS	135,918	(4,401)	(570,577)	(171,498)	95,291
NET ASSETS AT BEGINNING OF PERIOD	1,507,455	398,743	4,500,591	1,297,875	892,830
NET ASSETS AT END OF PERIOD	$1,643,373	$394,342	$3,930,014	$1,126,377	$988,121
UNITS OUTSTANDING
Units outstanding at beginning of period	42,165	10,143	106,690	35,179	22,738
Units issued	95	46	2,017	540	173
Units redeemed	(3,122)	(1,700)	(21,136)	(6,544)	(1,279)
Units outstanding at end of period	39,138	8,489	87,571	29,175	21,632

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	MFS® VIT Total Return Series - Initial Class	MFS® VIT Total Return Series - Service Class	MFS® VIT Utilities Series - Service Class	MFS® VIT Value Series - Service Class	MFS® VIT II High Yield Portfolio - Service Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$38,468	$11,163	$3,748	$(630)	$37,063
Net realized gains (losses)	262,131	98,487	24,709	126,413	(47,286)
Change in unrealized gains (losses)	(53,137)	(18,213)	32,358	(36,227)	54,814
Increase (decrease) in net assets from operations	247,462	91,437	60,815	89,556	44,591
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	182,671	3,338	—	750	470
Transfers for contract benefits and terminations	(606,926)	(241,888)	(29,556)	(244,495)	(368,216)
Loans-net	—	—	—	—	—
Contract maintenance charge	(1,325)	(1,764)	(256)	(1,343)	(977)
Transfers among the sub-accounts and with the
Fixed Account - net	20,540	(1,056)	424	(1,161)	58,848
Increase (decrease) in net assets from contract
transactions	(405,040)	(241,370)	(29,388)	(246,249)	(309,875)
INCREASE (DECREASE) IN NET ASSETS	(157,578)	(149,933)	31,427	(156,693)	(265,284)
NET ASSETS AT BEGINNING OF PERIOD	4,210,927	1,619,225	664,908	992,434	1,097,340
NET ASSETS AT END OF PERIOD	$4,053,349	$1,469,292	$696,335	$835,741	$832,056
UNITS OUTSTANDING
Units outstanding at beginning of period	136,909	69,066	14,143	27,002	58,040
Units issued	9,053	1,362	107	932	4,680
Units redeemed	(22,151)	(11,150)	(785)	(7,335)	(21,197)
Units outstanding at end of period	123,811	59,278	13,465	20,599	41,523

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class	Morgan Stanley VIF Discovery Portfolio - Class I	Morgan Stanley VIF Growth Portfolio - Class I	Morgan Stanley VIF Growth Portfolio - Class II	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(28,384)	$(9,188)	$(105,162)	$(9,057)	$65,525
Net realized gains (losses)	241,809	(82,005)	(403,560)	(146,389)	(53,203)
Change in unrealized gains (losses)	54,020	324,940	3,133,531	367,016	105,667
Increase (decrease) in net assets from operations	267,445	233,747	2,624,809	211,570	117,989
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,204	—	—	—	6,612
Transfers for contract benefits and terminations	(419,661)	(62,723)	(819,052)	(178,655)	(653,345)
Loans-net	—	—	—	—	106
Contract maintenance charge	(2,150)	(273)	(673)	(143)	(3,292)
Transfers among the sub-accounts and with the
Fixed Account - net	(47,503)	(8,168)	(110,554)	(7,683)	137,563
Increase (decrease) in net assets from contract
transactions	(466,110)	(71,164)	(930,279)	(186,481)	(512,356)
INCREASE (DECREASE) IN NET ASSETS	(198,665)	162,583	1,694,530	25,089	(394,367)
NET ASSETS AT BEGINNING OF PERIOD	2,027,563	617,577	6,613,389	597,004	3,480,729
NET ASSETS AT END OF PERIOD	$1,828,898	$780,160	$8,307,919	$622,093	$3,086,362
UNITS OUTSTANDING
Units outstanding at beginning of period	43,620	14,757	107,632	10,476	198,123
Units issued	620	1,061	1,078	18	10,693
Units redeemed	(9,829)	(2,486)	(14,967)	(2,852)	(40,234)
Units outstanding at end of period	34,411	13,332	93,743	7,642	168,582

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	PIMCO VIT Real Return Portfolio - Institutional Class	PIMCO VIT Total Return Portfolio - Institutional Class	Putnam VT High Yield Fund - Class IB	Putnam VT International Value Fund - Class IB	Rydex VT NASDAQ-100® Fund
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$33,528	$260,137	$22,824	$11,228	$(17,670)
Net realized gains (losses)	(55,210)	(349,074)	(8,859)	42,156	86,978
Change in unrealized gains (losses)	41,935	207,481	19,248	(13,492)	180,101
Increase (decrease) in net assets from operations	20,253	118,544	33,213	39,892	249,409
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,421	15,127	—	1,719	—
Transfers for contract benefits and terminations	(475,814)	(1,897,273)	(61,074)	(251,180)	(84,671)
Loans-net	106	4,173	—	—	—
Contract maintenance charge	(4,585)	(6,514)	(124)	(328)	(151)
Transfers among the sub-accounts and with the
Fixed Account - net	145,608	337,153	14,514	3,931	1,829
Increase (decrease) in net assets from contract
transactions	(332,264)	(1,547,334)	(46,684)	(245,858)	(82,993)
INCREASE (DECREASE) IN NET ASSETS	(312,011)	(1,428,790)	(13,471)	(205,966)	166,416
NET ASSETS AT BEGINNING OF PERIOD	3,275,965	10,979,964	564,809	1,090,890	1,183,659
NET ASSETS AT END OF PERIOD	$2,963,954	$9,551,174	$551,338	$884,924	$1,350,075
UNITS OUTSTANDING
Units outstanding at beginning of period	222,718	664,526	21,564	51,917	26,477
Units issued	12,438	38,940	616	1,100	170
Units redeemed	(34,848)	(131,048)	(2,389)	(12,635)	(1,852)
Units outstanding at end of period	200,308	572,418	19,791	40,382	24,795

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio - Class II	T. Rowe Price Equity Income Portfolio	T. Rowe Price Equity Income Portfolio - Class II	T. Rowe Price International Stock Portfolio
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(77,507)	$(82,948)	$15,139	$2,936	$(16,402)
Net realized gains (losses)	759,567	1,166,829	630,191	617,766	113,187
Change in unrealized gains (losses)	378,062	437,416	41,024	(7,320)	(46,036)
Increase (decrease) in net assets from operations	1,060,122	1,521,297	686,354	613,382	50,749
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	275,906	7,335	33,136	7,465	12,823
Transfers for contract benefits and terminations	(355,128)	(1,121,687)	(820,056)	(1,091,866)	(568,859)
Loans-net	—	—	1,082	—	—
Contract maintenance charge	(850)	(3,967)	(2,143)	(5,506)	(489)
Transfers among the sub-accounts and with the
Fixed Account - net	(114,032)	(472,781)	(281,095)	62,102	(282,784)
Increase (decrease) in net assets from contract
transactions	(194,104)	(1,591,100)	(1,069,076)	(1,027,805)	(839,309)
INCREASE (DECREASE) IN NET ASSETS	866,018	(69,803)	(382,722)	(414,423)	(788,560)
NET ASSETS AT BEGINNING OF PERIOD	4,662,875	5,056,001	6,839,982	6,398,067	2,440,431
NET ASSETS AT END OF PERIOD	$5,528,893	$4,986,198	$6,457,260	$5,983,644	$1,651,871
UNITS OUTSTANDING
Units outstanding at beginning of period	80,438	101,419	172,181	214,530	144,802
Units issued	11,051	2,512	4,382	5,479	2,813
Units redeemed	(13,466)	(29,065)	(28,255)	(37,178)	(51,163)
Units outstanding at end of period	78,023	74,866	148,308	182,831	96,452

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2024

	T. Rowe Price Mid-Cap Growth Portfolio	VanEck VIP Emerging Markets Fund - Initial Class	VanEck VIP Global Resources Fund - Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(111,607)	$147	$6,182
Net realized gains (losses)	817,945	(60,553)	32,707
Change in unrealized gains (losses)	(180,303)	68,360	(64,531)
Increase (decrease) in net assets from operations	526,035	7,954	(25,642)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	18,208	2,495	2,260
Transfers for contract benefits and terminations	(742,723)	(167,327)	(167,560)
Loans-net	—	106	106
Contract maintenance charge	(2,672)	(405)	(458)
Transfers among the sub-accounts and with the
Fixed Account - net	(299,384)	3,287	13,094
Increase (decrease) in net assets from contract
transactions	(1,026,571)	(161,844)	(152,558)
INCREASE (DECREASE) IN NET ASSETS	(500,536)	(153,890)	(178,200)
NET ASSETS AT BEGINNING OF PERIOD	7,243,637	693,361	852,634
NET ASSETS AT END OF PERIOD	$6,743,101	$539,471	$674,434
UNITS OUTSTANDING
Units outstanding at beginning of period	102,939	26,902	36,297
Units issued	1,471	436	619
Units redeemed	(15,149)	(6,590)	(7,491)
Units outstanding at end of period	89,261	20,748	29,425

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1. Organization
Lincoln Benefit Life Variable Annuity Account (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company (“Lincoln Benefit”). The assets of the Account are legally segregated from those of Lincoln Benefit. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). In 2006, Lincoln Benefit entered into an administrative services agreement (the “Agreement”) with Allstate Life Insurance Company (“ALIC”), whereby ALIC agreed to be responsible for servicing the individual variable annuity contracts, including the payment of benefits, oversight of investment management and contract administration. ALIC subsequently appointed The Prudential Insurance Company of America (“Prudential”) as administrator of the contracts. In accordance with an administrative services agreement between ALIC and Prudential (the “Sub-contracting Agreement”), Prudential is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration.
On January 26, 2021, Allstate Insurance Company entered into a purchase agreement with Everlake US Holdings Company (formerly Antelope US Holdings Company), an affiliate of an investment fund managed by Blackstone Inc. to sell Everlake Life Insurance Company (ELIC, formerly known as ALIC) and certain affiliates. The necessary state regulatory approvals were received on October 29, 2021, and the sale of ELIC and certain affiliates was completed on November 1, 2021, at which time Everlake US Holdings Company became the parent of ALIC. Subsequently ALIC was renamed ELIC.
The obligations of Prudential under the Sub-contracting Agreement are to ELIC and ELIC continues to be responsible for all terms and conditions of the Agreement. The Agreement and Sub-contracting Agreement do not extinguish Lincoln Benefit’s obligations to the variable annuity contractholders. Lincoln Benefit is responsible for all contract terms and conditions of the underlying variable annuities.
Lincoln Benefit issued six variable annuity contracts; Investor’s Select, Consultant I, Consultant II, Consultant Solutions (Classic, Elite, Plus, Select), Premier Planner, and LBL Advantage (collectively the “Contracts”), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders but is closed to new contractholders. Absent any contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

Alger Capital Appreciation Portfolio - Class I-2	Fidelity® VIP Contrafund℠ Portfolio - Initial Class
Alger Capital Appreciation Portfolio - Class S	Fidelity® VIP Contrafund℠ Portfolio - Service Class 2
Alger Growth & Income Portfolio - Class I-2	Fidelity® VIP Equity-Income Portfolio℠ - Initial Class
Alger Large Cap Growth Portfolio - Class I-2	Fidelity® VIP Equity-Income Portfolio℠ - Service Class 2
Alger Mid Cap Growth Portfolio - Class I-2	Fidelity® VIP Government Money Market Portfolio - Initial Class
Alger Small Cap Growth Portfolio - Class I-2	Fidelity® VIP Government Money Market Portfolio - Service Class 2
Allspring VT Discovery SMID Cap Growth Fund - Class 2	Fidelity® VIP Growth Portfolio - Initial Class
Allspring VT Opportunity Fund - Class 2	Fidelity® VIP Growth Portfolio - Service Class 2
DWS Core Equity VIP - Class A	Fidelity® VIP Index 500 Portfolio - Initial Class
DWS CROCI® International VIP - Class A	Fidelity® VIP Index 500 Portfolio - Service Class 2
DWS Equity 500 Index VIP - Class B	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
DWS Global Income Builder VIP - Class A	Fidelity® VIP Overseas Portfolio - Initial Class
DWS Global Small Cap VIP - Class A	Fidelity® VIP Overseas Portfolio - Service Class 2
DWS Small Cap Index VIP - Class B	Goldman Sachs VIT International Equity Insights Fund - Institutional Class
Federated Hermes Fund for U.S. Government Securities II	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class
Federated Hermes High Income Bond Fund II - Primary Shares	Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class
Federated Hermes Managed Volatility Fund II - Primary Shares	Invesco V.I. American Franchise Fund - Series I
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	Invesco V.I. American Franchise Fund - Series II
Fidelity® VIP Asset Manager 50% Portfolio - Service Class 2	Invesco V.I. American Value Fund - Series I

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Invesco V.I. American Value Fund - Series II	MFS® VIT Investors Trust Series - Service Class
Invesco V.I. Core Equity Fund - Series II	MFS® VIT New Discovery Series - Initial Class
Invesco V.I. Discovery Mid Cap Growth Fund - Series II	MFS® VIT New Discovery Series - Service Class
Invesco V.I. Global Fund - Series II	MFS® VIT Research Series - Initial Class
Invesco V.I. Government Securities Fund - Series II	MFS® VIT Total Return Series - Initial Class
Invesco V.I. Growth and Income Fund - Series II	MFS® VIT Total Return Series - Service Class
Invesco V.I. High Yield Fund - Series I	MFS® VIT Utilities Series - Service Class
Invesco V.I. International Growth Fund - Series II	MFS® VIT Value Series - Service Class
Invesco V.I. Main Street Mid Cap Fund® - Series II	MFS® VIT II High Yield Portfolio - Service Class
Invesco V.I. Main Street Small Cap Fund® - Series II	MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class
Janus Henderson VIT Balanced Portfolio - Institutional Shares	Morgan Stanley VIF Discovery Portfolio - Class I
Janus Henderson VIT Balanced Portfolio - Service Shares	Morgan Stanley VIF Growth Portfolio - Class I
Janus Henderson VIT Enterprise Portfolio - Institutional Shares	Morgan Stanley VIF Growth Portfolio - Class II
Janus Henderson VIT Flexible Bond Portfolio - Institutional Shares	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class
Janus Henderson VIT Forty Portfolio - Institutional Shares	PIMCO VIT Real Return Portfolio - Institutional Class
Janus Henderson VIT Forty Portfolio - Service Shares	PIMCO VIT Total Return Portfolio - Institutional Class
Janus Henderson VIT Global Research Portfolio - Institutional Shares	Putnam VT High Yield Fund - Class IB
Janus Henderson VIT Global Research Portfolio - Service Shares	Putnam VT International Value Fund - Class IB
Janus Henderson VIT Mid Cap Value Portfolio - Service Shares	Rydex VT NASDAQ-100® Fund
Janus Henderson VIT Overseas Portfolio - Service Shares	T. Rowe Price All-Cap Opportunities Portfolio
Janus Henderson VIT Research Portfolio - Institutional Shares	T. Rowe Price Blue Chip Growth Portfolio - Class II
Lazard Retirement Emerging Markets Equity Portfolio - Service Shares	T. Rowe Price Equity Income Portfolio
Lazard Retirement International Equity Portfolio - Service Shares	T. Rowe Price Equity Income Portfolio - Class II
Legg Mason Partners ClearBridge Variable Large Cap Value Portfolio - Class I	T. Rowe Price International Stock Portfolio
Legg Mason Partners Western Asset Variable Global High Yield Bond Portfolio - Class II	T. Rowe Price Mid-Cap Growth Portfolio
LVIP JPMorgan Small Cap Core Fund - Standard Class	VanEck VIP Emerging Markets Fund - Initial Class
MFS® VIT Growth Series - Initial Class	VanEck VIP Global Resources Fund - Initial Class
MFS® VIT Investors Trust Series - Initial Class
The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholders to the Fixed Account in which the contractholders’ deposits are included in the Lincoln Benefit general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.
The Account is an independent accounting entity established by the resolution of the insurance company’s board of directors or trustees to engage in a single line of business for the insurance company’s variable contracts. The Account is comprised of multiple subaccounts to invest in its specific corresponding Portfolio. Each subaccount of the Account constitutes a single reportable segment because its separate financial information is available, regularly evaluated and used by the chief operating decision maker (“CODM”) to measure the segment’s performance, and also to assess the allocation of resources across the segments. The accounting policies of the segments is the same as those described in Note 3: Significant Accounting Policies.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

The Account’s CODM is a group of executives that include the chief financial officer, chief legal officer, and business leaders associated with each Account. Overall business decisions for the Account are made by this group of executives, including the investment strategy, capital allocation and expense structure of each subaccount, in accordance with the contract and applicable regulations. The measure of segment profit or loss is reported on the Statements of Operations as “Net Increase (Decrease) in Net Assets Resulting from Operations” and the measure of segment assets is reported as “Net Assets” on the Statements of Net Assets. Due to the nature of the business, the segment’s significant expenses are charges for mortality and expense risk, charges for administration and/or reimbursement for excess expenses which are reported separately on the Statements of Operations and/or Statements of Changes in Net Assets.
Subsequent Event - Subsequent events were evaluated through April 13, 2026.

2. Portfolio Changes
The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2025.
There was no sub-account opened during the year ended December 31, 2025.
There was no sub-account closed during the year ended December 31, 2025.
The following sub-account name changes occurred during the year ended December 31, 2025.

New fund name:	Old fund name:
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class
Fidelity® VIP Asset Manager 50% Portfolio - Service Class 2	Fidelity® VIP Asset Manager Portfolio - Service Class 2
Invesco V.I. International Growth Fund - Series II	Invesco Oppenheimer V.I. International Growth Fund - Series II
There was no sub-account merged during the year ended December 31, 2025.

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code.
The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2025.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates.
Contracts in Payout (Annuitization) Period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables, depending on the annuitization date. The assumed investment return varies by contract but falls within a minimum of 3.00% and a 3.50% maximum. The mortality risk is fully borne by Lincoln Benefit and may result in additional amounts being transferred into the Account by Lincoln Benefit to cover greater longevity of annuitants than

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

expected. A receivable is established for amounts due to the sub-accounts from Lincoln Benefit but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Lincoln Benefit. A payable is established for amounts payable to Lincoln Benefit from the sub-accounts that are not yet paid. The changes in mortality risks are included in “Transfers for contract benefits and terminations” on the Statements of Changes in Net Assets and in “Contracts in payout (annuitization) period” in the Statement of Net Assets.

4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the account can access.
Level 2: Assets whose values are based on the following:
(a) Quoted prices for similar assets in active markets; or
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3:Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-accounts can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize the transfer of securities among the levels at the beginning of the reporting period.

5. Expenses
Withdrawal Charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8.5% in the early years of the contract and declines to 0% after a specified period depending upon the contract. These amounts are included in "Transfers for contract benefits and terminations" on the Statements of Changes in Net Assets, but are remitted to Lincoln Benefit.
Mortality and Expense Risk Charge - Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charge daily at a rate ranging from 1.15% to 2.60% per annum of the daily net assets of the Account, based on the rider options selected. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and the cost of administering the Contracts. It also covers the risk that the current charge will not be sufficient in the future to cover the cost of administering the Contracts. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options may be purchased for an additional charge.
Administrative Expense Charge - Lincoln Benefit deducts administrative expense charge daily at a rate equal to 0.15% per annum of the average daily net assets of the Account for Investor’s Select and 0.10% for Consultant I, Consultant II, Consultant Solutions (Classic, Elite, Plus, Select), Premier Planner and LBL Advantage. The administrative expense charge is recognized as a reduction in unit values and reported on the Statement of Operations.
Contract Maintenance Charge - Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. For Investor’s Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. For Consultant Solutions (Classic, Elite, Plus, Select), the charge is $40, reduced to $30 if total deposits are $2,000 or more, and waived in certain cases. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments
The cost of investments purchased during the year ended December 31, 2025 was as follows:

Purchases
Alger Capital Appreciation Portfolio - Class I-2	$2,094,002
Alger Capital Appreciation Portfolio - Class S	721,445
Alger Growth & Income Portfolio - Class I-2	617,112
Alger Large Cap Growth Portfolio - Class I-2	1,065,697
Alger Mid Cap Growth Portfolio - Class I-2	145,265
Alger Small Cap Growth Portfolio - Class I-2	113,240
Allspring VT Discovery SMID Cap Growth Fund - Class 2	52,866
Allspring VT Opportunity Fund - Class 2	351,024
DWS Core Equity VIP - Class A	112,735
DWS CROCI® International VIP - Class A	18,172
DWS Equity 500 Index VIP - Class B	156,461
DWS Global Income Builder VIP - Class A	363,213
DWS Global Small Cap VIP - Class A	149,330
DWS Small Cap Index VIP - Class B	11,414
Federated Hermes Fund for U.S. Government Securities II	527,253
Federated Hermes High Income Bond Fund II - Primary Shares	453,473
Federated Hermes Managed Volatility Fund II - Primary Shares	183,125
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	228,955
Fidelity® VIP Asset Manager 50% Portfolio - Service Class 2	64,995
Fidelity® VIP Contrafund℠ Portfolio - Initial Class	5,191,330
Fidelity® VIP Contrafund℠ Portfolio - Service Class 2	1,890,465
Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	1,432,432
Fidelity® VIP Equity-Income Portfolio℠ - Service Class 2	366,165
Fidelity® VIP Government Money Market Portfolio - Initial Class	16,529,805
Fidelity® VIP Government Money Market Portfolio - Service Class 2	1,806,826
Fidelity® VIP Growth Portfolio - Initial Class	3,587,301
Fidelity® VIP Growth Portfolio - Service Class 2	812,934
Fidelity® VIP Index 500 Portfolio - Initial Class	618,659
Fidelity® VIP Index 500 Portfolio - Service Class 2	1,590,048
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2	391,424
Fidelity® VIP Overseas Portfolio - Initial Class	737,268
Fidelity® VIP Overseas Portfolio - Service Class 2	556,415
Goldman Sachs VIT International Equity Insights Fund - Institutional Class	58,676
Goldman Sachs VIT Mid Cap Value Fund - Institutional Class	134,690
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class	35,257
Invesco V.I. American Franchise Fund - Series I	34,569
Invesco V.I. American Franchise Fund - Series II	52,842
Invesco V.I. American Value Fund - Series I	1,904,964
Invesco V.I. American Value Fund - Series II	182,184
Invesco V.I. Core Equity Fund - Series II	108,066
Invesco V.I. Discovery Mid Cap Growth Fund - Series II	574,405
Invesco V.I. Global Fund - Series II	443,447
Invesco V.I. Government Securities Fund - Series II	84,525
Invesco V.I. Growth and Income Fund - Series II	887,512
Invesco V.I. High Yield Fund - Series I	35,738
Invesco V.I. International Growth Fund - Series II	45,648
Invesco V.I. Main Street Mid Cap Fund® - Series II	274,110
Invesco V.I. Main Street Small Cap Fund® - Series II	1,244,964
Janus Henderson VIT Balanced Portfolio - Institutional Shares	900,605
Janus Henderson VIT Balanced Portfolio - Service Shares	100,582

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Purchases
Janus Henderson VIT Enterprise Portfolio - Institutional Shares	$1,209,780
Janus Henderson VIT Flexible Bond Portfolio - Institutional Shares	451,786
Janus Henderson VIT Forty Portfolio - Institutional Shares	242,926
Janus Henderson VIT Forty Portfolio - Service Shares	308,333
Janus Henderson VIT Global Research Portfolio - Institutional Shares	1,068,642
Janus Henderson VIT Global Research Portfolio - Service Shares	37,995
Janus Henderson VIT Mid Cap Value Portfolio - Service Shares	388,522
Janus Henderson VIT Overseas Portfolio - Service Shares	406,942
Janus Henderson VIT Research Portfolio - Institutional Shares	962,315
Lazard Retirement Emerging Markets Equity Portfolio - Service Shares	22,084
Lazard Retirement International Equity Portfolio - Service Shares	4,130
Legg Mason Partners ClearBridge Variable Large Cap Value Portfolio - Class I	460,602
Legg Mason Partners Western Asset Variable Global High Yield Bond Portfolio - Class II	307,158
LVIP JPMorgan Small Cap Core Fund - Standard Class	35,579
MFS® VIT Growth Series - Initial Class	567,540
MFS® VIT Investors Trust Series - Initial Class	699,557
MFS® VIT Investors Trust Series - Service Class	174,733
MFS® VIT New Discovery Series - Initial Class	55,294
MFS® VIT New Discovery Series - Service Class	25,080
MFS® VIT Research Series - Initial Class	245,495
MFS® VIT Total Return Series - Initial Class	442,844
MFS® VIT Total Return Series - Service Class	196,333
MFS® VIT Utilities Series - Service Class	33,825
MFS® VIT Value Series - Service Class	248,706
MFS® VIT II High Yield Portfolio - Service Class	144,788
MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class	343,881
Morgan Stanley VIF Discovery Portfolio - Class I	4,644
Morgan Stanley VIF Growth Portfolio - Class I	26,615
Morgan Stanley VIF Growth Portfolio - Class II	1,719
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class	435,707
PIMCO VIT Real Return Portfolio - Institutional Class	457,622
PIMCO VIT Total Return Portfolio - Institutional Class	1,066,768
Putnam VT High Yield Fund - Class IB	49,780
Putnam VT International Value Fund - Class IB	52,800
Rydex VT NASDAQ-100® Fund	94,268
T. Rowe Price All-Cap Opportunities Portfolio	1,538,067
T. Rowe Price Blue Chip Growth Portfolio - Class II	671,502
T. Rowe Price Equity Income Portfolio	851,243
T. Rowe Price Equity Income Portfolio - Class II	766,891
T. Rowe Price International Stock Portfolio	206,636
T. Rowe Price Mid-Cap Growth Portfolio	846,926
VanEck VIP Emerging Markets Fund - Initial Class	39,896
VanEck VIP Global Resources Fund - Initial Class	24,275

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights
Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.
In the table below, the units outstanding, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the range of total returns are presented for each of the sub-accounts. Only rider options within each sub-account that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.
Items in the following table are notated as follows:
*    Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.
Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.
**    Expense Ratio - These amounts represent the range of annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.
***    Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***
	Alger Capital Appreciation Portfolio - Class I-2
2025	102	$69.87	-	174.54	$11,996	—%	1.25	-	1.80%	30.50	-	31.22%
2024	115	53.54	-	133.01	10,343	—	1.25	-	1.80	45.48	-	46.29
2023	131	36.80	-	90.93	8,174	—	1.25	-	1.80	40.59	-	41.36
2022	146	26.18	-	64.32	6,473	—	1.25	-	1.80	(37.65)	-	(37.31)
2021	154	41.99	-	102.61	11,020	—	1.25	-	1.80	17.00	-	17.65

	Alger Capital Appreciation Portfolio - Class S
2025	27	103.54	-	127.84	3,386	—	1.35	-	2.30	29.49	-	30.73
2024	27	79.96	-	97.79	2,597	—	1.35	-	2.30	44.38	-	45.77
2023	37	55.38	-	67.09	2,421	—	1.35	-	2.30	39.53	-	40.86
2022	40	39.69	-	47.63	1,848	—	1.35	-	2.30	(38.13)	-	(37.54)
2021	41	64.16	-	76.25	3,029	—	1.35	-	2.30	16.11	-	17.23

	Alger Growth & Income Portfolio - Class I-2
2025	83	37.69	-	73.49	4,771	1.57	1.25	-	1.80	18.66	-	19.32
2024	94	31.77	-	61.59	4,516	0.60	1.25	-	1.80	20.46	-	21.13
2023	104	26.37	-	50.85	4,164	1.40	1.25	-	1.80	21.73	-	22.40
2022	110	21.66	-	41.54	3,609	1.39	1.25	-	1.80	(16.49)	-	(16.03)
2021	126	25.94	-	49.48	4,931	1.14	1.25	-	1.80	29.32	-	30.03

	Alger Large Cap Growth Portfolio - Class I-2
2025	241	19.47	-	81.56	8,496	—	1.25	-	2.30	27.30	-	28.65
2024	292	15.29	-	63.40	7,960	—	1.25	-	2.30	39.61	-	41.10
2023	351	10.95	-	44.93	6,806	—	1.25	-	2.30	29.65	-	31.03
2022	397	8.45	-	34.29	5,878	—	1.25	-	2.30	(39.42)	-	(15.51)
2021	133	31.04	-	56.60	6,155	—	1.25	-	1.80	9.85	-	10.45

	Alger Mid Cap Growth Portfolio - Class I-2
2025	276	14.32	-	73.06	8,717	—	1.25	-	2.30	14.10	-	15.32
2024	310	12.55	-	63.36	8,639	—	1.25	-	2.30	18.29	-	19.56
2023	355	10.61	-	52.99	8,237	—	1.25	-	2.30	20.37	-	21.65
2022	404	8.81	-	43.56	7,685	—	1.25	-	2.30	(36.87)	-	(11.86)
2021	184	35.64	-	69.00	9,307	—	1.25	-	1.80	2.34	-	2.91

	Alger Small Cap Growth Portfolio - Class I-2
2025	77	21.03	-	38.51	2,292	—	1.25	-	1.80	4.02	-	4.60
2024	85	20.21	-	36.82	2,468	0.37	1.25	-	1.80	6.19	-	6.78
2023	97	19.03	-	34.48	2,626	—	1.25	-	1.80	14.42	-	15.05
2022	115	16.64	-	29.97	2,741	—	1.25	-	1.80	(39.12)	-	(38.78)
2021	121	27.32	-	48.96	4,747	—	1.25	-	1.80	(7.74)	-	(7.23)

	Allspring VT Discovery SMID Cap Growth Fund - Class 2
2025	36	51.32	-	57.52	1,951	—	1.25	-	1.80	3.51	-	4.08
2024	40	49.58	-	55.26	2,084	—	1.25	-	1.80	16.01	-	16.66
2023	46	42.74	-	47.37	2,073	—	1.25	-	1.80	18.01	-	18.65
2022	50	36.22	-	39.93	1,913	—	1.25	-	1.80	(38.96)	-	(38.62)
2021	55	59.33	-	65.05	3,410	—	1.25	-	1.80	(6.74)	-	(6.22)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***
	Allspring VT Opportunity Fund - Class 2
2025	62	$47.02	-	52.70	$3,056	0.05%	1.25	-	1.80%	4.81	-	5.39%
2024	69	44.86	-	50.00	3,229	0.05	1.25	-	1.80	12.98	-	13.61
2023	78	39.70	-	44.01	3,253	—	1.25	-	1.80	24.25	-	24.93
2022	89	31.96	-	35.23	2,962	—	1.25	-	1.80	(22.22)	-	(21.79)
2021	94	41.08	-	45.04	4,042	0.04	1.25	-	1.80	22.55	-	23.23

	DWS Core Equity VIP - Class A
2025	18	44.75	-	57.08	910	0.84	1.25	-	1.80	14.75	-	15.38
2024	24	39.00	-	49.47	1,053	0.83	1.25	-	1.80	17.93	-	18.58
2023	29	33.07	-	41.72	1,061	0.96	1.25	-	1.80	23.34	-	24.02
2022	32	26.81	-	33.64	957	0.81	1.25	-	1.80	(17.03)	-	(16.58)
2021	33	32.32	-	40.33	1,156	0.76	1.25	-	1.80	23.07	-	23.74

	DWS CROCI® International VIP - Class A
2025	27	12.19	-	19.67	425	2.76	1.25	-	1.80	42.32	-	43.10
2024	38	8.56	-	13.75	399	3.29	1.25	-	1.80	0.62	-	1.17
2023	39	8.51	-	13.59	420	3.33	1.25	-	1.80	16.83	-	17.47
2022	46	7.28	-	11.57	407	3.24	1.25	-	1.80	(14.73)	-	(14.26)
2021	49	8.54	-	13.49	520	2.54	1.25	-	1.80	7.29	-	7.88

	DWS Equity 500 Index VIP - Class B
2025	25	67.33	-	74.64	1,781	0.75	1.35	-	1.80	15.08	-	15.60
2024	25	56.61	-	64.57	1,555	0.89	1.35	-	1.95	21.74	-	22.48
2023	29	46.50	-	52.72	1,443	0.98	1.35	-	1.95	23.06	-	23.80
2022	28	37.79	-	42.58	1,131	0.85	1.35	-	1.95	(20.20)	-	(19.71)
2021	29	47.35	-	53.04	1,484	1.05	1.35	-	1.95	25.43	-	26.19

	DWS Global Income Builder VIP - Class A
2025	64	23.13	-	25.91	1,569	4.42	1.25	-	1.80	13.73	-	14.36
2024	66	20.33	-	22.66	1,423	3.44	1.25	-	1.80	7.14	-	7.74
2023	87	18.98	-	21.03	1,733	3.29	1.25	-	1.80	12.85	-	13.47
2022	100	16.82	-	18.53	1,771	2.98	1.25	-	1.80	(16.50)	-	(16.04)
2021	119	20.14	-	22.07	2,513	2.39	1.25	-	1.80	8.98	-	9.58

	DWS Global Small Cap VIP - Class A
2025	48	25.07	-	52.06	1,662	1.20	1.25	-	1.80	18.36	-	19.02
2024	52	21.18	-	43.74	1,525	1.38	1.25	-	1.80	3.87	-	4.44
2023	58	20.39	-	41.88	1,645	0.89	1.25	-	1.80	22.35	-	23.02
2022	64	16.66	-	34.04	1,500	0.55	1.25	-	1.80	(25.41)	-	(25.00)
2021	68	22.34	-	45.39	2,138	0.36	1.25	-	1.80	12.89	-	13.51

	DWS Small Cap Index VIP - Class B
2025	3	46.30	-	54.37	158	1.04	1.35	-	2.05	10.08	-	10.85
2024	4	42.06	-	49.05	169	0.92	1.35	-	2.05	8.61	-	9.38
2023	4	38.73	-	44.84	189	0.83	1.35	-	2.05	13.96	-	14.77
2022	4	33.98	-	39.07	154	0.62	1.35	-	2.05	(22.50)	-	(21.95)
2021	4	43.85	-	50.06	212	0.57	1.35	-	2.05	11.85	-	12.64

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***
	Federated Hermes Fund for U.S. Government Securities II
2025	175	$13.60	-	16.25	$2,796	3.99%	1.25	-	1.80%	4.90	-	5.47%
2024	182	12.97	-	15.41	2,736	3.62	1.25	-	1.80	(1.22)	-	(0.68)
2023	208	13.13	-	15.51	3,126	2.56	1.25	-	1.80	2.34	-	2.90
2022	220	12.83	-	15.07	3,210	1.88	1.25	-	1.80	(14.11)	-	(13.63)
2021	235	14.93	-	17.45	3,968	2.03	1.25	-	1.80	(3.79)	-	(3.26)

	Federated Hermes High Income Bond Fund II - Primary Shares
2025	79	27.62	-	30.81	2,504	6.10	1.25	-	1.80	6.30	-	6.89
2024	85	25.98	-	28.82	2,501	5.76	1.25	-	1.80	4.36	-	4.94
2023	104	24.89	-	27.46	2,916	5.99	1.25	-	1.80	10.71	-	11.32
2022	123	22.49	-	24.67	3,115	5.66	1.25	-	1.80	(13.35)	-	(12.87)
2021	142	25.95	-	28.32	4,149	4.92	1.25	-	1.80	2.98	-	3.55

	Federated Hermes Managed Volatility Fund II - Primary Shares
2025	34	20.04	-	25.30	885	3.05	1.25	-	1.80	5.13	-	5.71
2024	40	19.07	-	23.94	1,004	2.26	1.25	-	1.80	13.48	-	14.11
2023	46	16.80	-	20.98	1,024	1.95	1.25	-	1.80	6.75	-	7.34
2022	55	15.74	-	19.54	1,129	1.87	1.25	-	1.80	(15.29)	-	(14.82)
2021	60	18.58	-	22.95	1,476	1.82	1.25	-	1.80	16.40	-	17.04

	Fidelity® VIP Asset Manager 50% Portfolio - Initial Class
2025	84	24.18	-	32.54	3,120	2.46	1.25	-	1.80	12.93	-	13.56
2024	91	21.41	-	28.66	2,956	2.42	1.25	-	1.80	6.55	-	7.14
2023	98	20.09	-	26.75	2,936	2.33	1.25	-	1.80	10.93	-	11.54
2022	104	18.11	-	23.98	2,816	2.00	1.25	-	1.80	(16.45)	-	(15.99)
2021	127	21.68	-	28.54	3,983	1.68	1.25	-	1.80	7.96	-	8.55

	Fidelity® VIP Asset Manager 50% Portfolio - Service Class 2
2025	31	21.41	-	26.43	803	2.36	1.35	-	2.30	12.03	-	13.10
2024	35	19.11	-	23.37	781	2.01	1.35	-	2.30	5.75	-	6.77
2023	48	18.07	-	21.89	1,002	2.13	1.35	-	2.30	10.08	-	11.14
2022	56	16.42	-	19.70	1,051	1.68	1.35	-	2.30	(17.09)	-	(16.29)
2021	70	19.80	-	23.53	1,563	1.34	1.35	-	2.30	7.17	-	8.20

	Fidelity® VIP Contrafund℠ Portfolio - Initial Class
2025	318	71.98	-	114.21	32,803	0.14	1.25	-	1.80	19.32	-	19.97
2024	360	60.33	-	95.20	30,929	0.18	1.25	-	1.80	31.39	-	32.12
2023	421	45.92	-	72.05	27,409	0.48	1.25	-	1.80	31.08	-	31.80
2022	459	35.03	-	54.67	22,999	0.49	1.25	-	1.80	(27.63)	-	(27.23)
2021	494	48.40	-	75.12	34,217	0.06	1.25	-	1.80	25.56	-	26.25

	Fidelity® VIP Contrafund℠ Portfolio - Service Class 2
2025	103	64.92	-	82.89	8,181	—	1.35	-	2.45	18.25	-	19.56
2024	131	54.90	-	69.33	8,742	0.03	1.35	-	2.45	30.19	-	31.64
2023	154	42.17	-	52.67	7,828	0.25	1.35	-	2.45	29.89	-	31.33
2022	180	32.47	-	40.10	6,964	0.25	1.35	-	2.45	(28.28)	-	(27.48)
2021	200	45.27	-	55.30	10,705	0.03	1.35	-	2.45	24.41	-	25.79

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***
	Fidelity® VIP Equity-Income Portfolio℠ - Initial Class
2025	168	$42.59	-	53.91	$11,048	1.78%	1.25	-	1.80%	16.90	-	17.54%
2024	177	36.43	-	45.86	9,985	1.72	1.25	-	1.80	13.28	-	13.91
2023	206	32.16	-	40.27	10,538	1.81	1.25	-	1.80	8.68	-	9.28
2022	241	29.59	-	36.85	11,519	1.87	1.25	-	1.80	(6.65)	-	(6.14)
2021	256	31.70	-	39.26	12,999	1.87	1.25	-	1.80	22.67	-	23.34

	Fidelity® VIP Equity-Income Portfolio℠ - Service Class 2
2025	101	31.93	-	41.68	3,954	1.57	1.35	-	2.45	15.86	-	17.15
2024	131	27.56	-	35.58	4,355	1.52	1.35	-	2.45	12.24	-	13.50
2023	151	24.55	-	31.35	4,456	1.69	1.35	-	2.45	7.70	-	8.89
2022	172	22.80	-	28.79	4,649	1.61	1.35	-	2.45	(7.55)	-	(6.52)
2021	213	24.66	-	30.80	6,166	1.62	1.35	-	2.45	21.57	-	22.93

	Fidelity® VIP Government Money Market Portfolio - Initial Class
2025	1,929	9.84	-	12.72	21,891	4.03	1.25	-	2.30	1.75	-	2.84
2024	1,477	9.67	-	12.37	15,979	4.98	1.25	-	2.30	2.69	-	3.79
2023	1,534	9.42	-	11.91	16,108	4.78	1.25	-	2.30	2.50	-	3.59
2022	1,568	9.19	-	11.50	16,189	1.35	1.25	-	2.30	(0.87)	-	0.18
2021	1,483	9.27	-	11.48	15,188	<0.01	1.25	-	2.30	(2.28)	-	(1.23)

	Fidelity® VIP Government Money Market Portfolio - Service Class 2
2025	765	8.49	-	10.48	7,645	3.79	1.35	-	2.30	1.49	-	2.46
2024	803	8.36	-	10.23	7,847	4.72	1.35	-	2.30	2.43	-	3.42
2023	606	8.16	-	9.89	5,744	4.53	1.35	-	2.30	2.25	-	3.23
2022	648	7.98	-	9.58	5,965	1.17	1.35	-	2.30	(1.05)	-	(0.10)
2021	767	8.07	-	9.59	7,073	<0.01	1.35	-	2.30	(2.28)	-	(1.34)

	Fidelity® VIP Growth Portfolio - Initial Class
2025	284	47.68	-	90.42	22,780	0.28	1.25	-	1.80	12.85	-	13.47
2024	307	42.25	-	79.69	21,832	<0.01	1.25	-	1.80	28.05	-	28.76
2023	341	33.00	-	61.89	19,183	0.13	1.25	-	1.80	33.82	-	34.55
2022	372	24.66	-	45.99	16,107	0.62	1.25	-	1.80	(25.80)	-	(25.39)
2021	385	33.23	-	61.65	22,626	—	1.25	-	1.80	21.02	-	21.68

	Fidelity® VIP Growth Portfolio - Service Class 2
2025	68	63.86	-	101.90	5,789	0.05	1.35	-	2.30	11.99	-	13.06
2024	78	57.02	-	90.13	5,887	—	1.35	-	2.30	27.09	-	28.31
2023	88	44.87	-	70.24	5,190	<0.01	1.35	-	2.30	32.79	-	34.06
2022	98	33.79	-	52.39	4,299	0.35	1.35	-	2.30	(26.37)	-	(25.66)
2021	109	45.88	-	70.48	6,391	—	1.35	-	2.30	20.09	-	21.25

	Fidelity® VIP Index 500 Portfolio - Initial Class
2025	400	46.60	-	71.63	24,101	1.13	1.25	-	1.80	15.68	-	16.31
2024	464	40.29	-	61.59	24,055	1.25	1.25	-	1.80	22.66	-	23.34
2023	521	32.84	-	49.93	21,983	1.46	1.25	-	1.80	23.95	-	24.63
2022	576	26.50	-	40.06	19,522	1.42	1.25	-	1.80	(19.67)	-	(19.23)
2021	643	32.99	-	49.60	26,870	1.25	1.25	-	1.80	26.28	-	26.98

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***
	Fidelity® VIP Index 500 Portfolio - Service Class 2
2025	187	$51.33	-	63.37	$11,347	0.95%	1.35	-	2.30%	14.80	-	15.90%
2024	196	44.71	-	54.68	10,310	1.04	1.35	-	2.30	21.72	-	22.90
2023	229	36.73	-	44.49	9,785	1.22	1.35	-	2.30	23.01	-	24.19
2022	271	29.86	-	35.83	9,355	1.19	1.35	-	2.30	(20.28)	-	(19.52)
2021	295	37.46	-	44.52	12,641	0.99	1.35	-	2.30	25.33	-	26.53

	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2025	221	12.16	-	17.24	3,277	3.35	1.35	-	2.30	4.48	-	5.49
2024	251	11.64	-	16.34	3,520	3.20	1.35	-	2.30	(0.83)	-	0.12
2023	288	11.74	-	16.32	4,036	2.41	1.35	-	2.30	3.58	-	4.57
2022	320	11.33	-	15.61	4,294	1.98	1.35	-	2.30	(15.19)	-	(14.38)
2021	365	13.36	-	18.23	5,742	1.78	1.35	-	2.30	(3.16)	-	(2.23)

	Fidelity® VIP Overseas Portfolio - Initial Class
2025	138	19.48	-	31.27	3,698	1.57	1.25	-	1.80	18.24	-	18.90
2024	141	16.48	-	26.30	3,204	1.54	1.25	-	1.80	3.17	-	3.74
2023	168	15.97	-	25.35	3,648	1.01	1.25	-	1.80	18.36	-	19.01
2022	184	13.49	-	21.30	3,383	1.03	1.25	-	1.80	(25.83)	-	(25.42)
2021	190	18.19	-	28.56	4,720	0.50	1.25	-	1.80	17.56	-	18.21

	Fidelity® VIP Overseas Portfolio - Service Class 2
2025	142	22.33	-	29.19	3,793	1.33	1.35	-	2.30	17.31	-	18.44
2024	170	19.03	-	24.65	3,819	1.34	1.35	-	2.30	2.40	-	3.38
2023	188	18.59	-	23.84	4,091	0.79	1.35	-	2.30	17.48	-	18.60
2022	214	15.82	-	20.10	3,936	0.85	1.35	-	2.30	(26.40)	-	(25.70)
2021	219	21.50	-	27.06	5,422	0.31	1.35	-	2.30	16.66	-	17.78

	Goldman Sachs VIT International Equity Insights Fund - Institutional Class
2025	14	20.82	-	21.94	298	2.55	1.40	-	1.60	36.29	-	36.56
2024	15	15.28	-	16.07	238	2.38	1.40	-	1.60	4.44	-	4.65
2023	20	14.63	-	15.35	303	2.63	1.40	-	1.60	16.83	-	17.06
2022	24	12.52	-	13.12	308	2.92	1.40	-	1.60	(14.93)	-	(14.76)
2021	29	14.72	-	15.39	443	2.89	1.40	-	1.60	10.39	-	10.61

	Goldman Sachs VIT Mid Cap Value Fund - Institutional Class
2025	41	17.91	-	19.83	797	1.14	1.35	-	2.30	6.89	-	7.92
2024	47	16.75	-	18.38	857	0.93	1.35	-	2.30	9.82	-	10.87
2023	59	15.25	-	16.57	960	0.98	1.35	-	2.30	8.88	-	9.92
2022	68	14.01	-	15.08	1,003	0.66	1.35	-	2.30	(12.04)	-	(11.20)
2021	77	15.93	-	16.98	1,289	0.45	1.35	-	2.30	27.96	-	29.19

	Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Class
2025	5	60.82	-	64.09	338	0.73	1.40	-	1.60	14.30	-	14.53
2024	6	53.21	-	55.96	319	0.99	1.40	-	1.60	17.15	-	17.39
2023	6	45.42	-	47.67	283	0.97	1.40	-	1.60	17.39	-	17.62
2022	7	38.69	-	40.53	283	0.30	1.40	-	1.60	(20.66)	-	(20.50)
2021	8	48.77	-	50.98	377	0.44	1.40	-	1.60	21.83	-	22.07

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***
	Invesco V.I. American Franchise Fund - Series I
2025	8	$41.47	-	47.49	$336	—%	1.35	-	2.05%	9.39	-	10.16%
2024	8	37.91	-	43.11	311	—	1.35	-	2.05	32.12	-	33.06
2023	10	28.70	-	32.40	305	—	1.35	-	2.05	38.06	-	39.03
2022	10	20.78	-	23.31	228	—	1.35	-	2.05	(32.52)	-	(32.04)
2021	11	30.80	-	34.29	342	—	1.35	-	2.05	9.64	-	10.42

	Invesco V.I. American Franchise Fund - Series II
2025	10	41.03	-	50.66	477	—	1.35	-	2.30	8.84	-	9.89
2024	12	37.70	-	46.11	533	—	1.35	-	2.30	31.47	-	32.74
2023	14	28.68	-	34.74	458	—	1.35	-	2.30	37.40	-	38.71
2022	15	20.87	-	25.04	364	—	1.35	-	2.30	(32.86)	-	(32.22)
2021	16	31.09	-	36.95	574	—	1.35	-	2.30	9.10	-	10.14

	Invesco V.I. American Value Fund - Series I
2025	169	53.91	-	64.34	10,714	0.45	1.25	-	2.05	18.54	-	19.50
2024	195	45.48	-	53.84	10,366	0.96	1.25	-	2.05	27.74	-	28.78
2023	236	35.60	-	41.81	9,737	0.63	1.25	-	2.05	13.25	-	14.17
2022	258	31.44	-	36.62	9,384	0.75	1.25	-	2.05	(4.60)	-	(3.82)
2021	279	32.95	-	38.08	10,581	0.48	1.25	-	2.05	25.34	-	26.36

	Invesco V.I. American Value Fund - Series II
2025	63	16.78	-	17.50	1,095	0.21	1.35	-	2.25	18.06	-	19.13
2024	75	14.21	-	14.69	1,094	0.73	1.35	-	2.25	27.17	-	28.33
2023	99	11.17	-	11.45	1,128	0.38	1.35	-	2.25	12.72	-	13.74
2022	128	9.91	-	10.06	1,285	0.46	1.35	-	2.25	(5.03)	-	(4.17)
2021	144	10.44	-	10.50	1,510	0.23	1.35	-	2.25	4.38	-	5.02

	Invesco V.I. Core Equity Fund - Series II
2025	25	33.09	-	38.41	912	0.41	1.35	-	2.10	13.47	-	14.32
2024	28	29.16	-	33.60	895	0.47	1.35	-	2.10	22.66	-	23.59
2023	33	23.77	-	27.19	869	0.46	1.35	-	2.10	20.52	-	21.43
2022	39	19.73	-	22.39	851	0.63	1.35	-	2.10	(22.41)	-	(21.82)
2021	43	25.42	-	28.64	1,189	0.42	1.35	-	2.10	24.72	-	25.66

	Invesco V.I. Discovery Mid Cap Growth Fund - Series II
2025	114	15.83		16.48	2,451	—	1.25		1.95	2.51		3.24
2024	131	15.44	-	15.96	2,819	—	1.25	-	1.95	21.50	-	22.37
2023	189	13.04	-	29.77	3,233	—	1.25	-	2.00	10.61	-	11.45
2022	204	11.70	-	26.92	3,124	—	1.25	-	2.00	(32.50)	-	(31.99)
2021	222	17.21	-	39.88	4,983	—	1.25	-	2.00	16.43	-	17.32

	Invesco V.I. Global Fund - Series II
2025	49	39.00	-	48.16	2,257	—	1.35	-	2.30	12.39	-	13.46
2024	54	34.70	-	42.44	2,190	—	1.35	-	2.30	13.12	-	14.21
2023	63	30.68	-	37.16	2,238	—	1.35	-	2.30	31.38	-	32.64
2022	81	23.35	-	28.02	2,195	—	1.35	-	2.30	(33.49)	-	(32.85)
2021	88	35.11	-	41.73	3,545	—	1.35	-	2.30	12.54	-	13.62

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***
	Invesco V.I. Government Securities Fund - Series II
2025	43	$10.19	-	11.91	$496	2.70%	1.35	-	2.05%	4.77	-	5.51%
2024	63	9.73	-	11.28	681	2.14	1.35	-	2.05	(0.61)	-	0.10
2023	79	9.79	-	11.27	862	1.82	1.35	-	2.05	2.34	-	3.06
2022	92	9.57	-	10.94	971	1.68	1.35	-	2.05	(12.40)	-	(11.78)
2021	99	10.92	-	12.40	1,185	2.18	1.35	-	2.05	(4.42)	-	(3.75)

	Invesco V.I. Growth and Income Fund - Series II
2025	191	35.72	-	47.22	8,224	1.16	1.25	-	2.30	12.66	-	13.86
2024	218	31.70	-	41.47	8,271	1.20	1.25	-	2.30	13.06	-	14.28
2023	249	28.04	-	36.29	8,276	1.27	1.25	-	2.30	9.84	-	11.01
2022	284	25.53	-	32.69	8,543	1.26	1.25	-	2.30	(8.15)	-	(7.17)
2021	318	27.79	-	35.22	10,349	1.32	1.25	-	2.30	25.26	-	26.60

	Invesco V.I. High Yield Fund - Series I
2025	15	22.05	-	24.63	343	6.89	1.35	-	1.80	4.81	-	5.29
2024	17	21.03	-	23.39	368	5.65	1.35	-	1.80	5.79	-	6.27
2023	18	19.88	-	22.01	366	5.12	1.35	-	1.80	8.21	-	8.69
2022	20	18.38	-	20.25	377	4.34	1.35	-	1.80	(11.17)	-	(10.77)
2021	25	20.69	-	22.70	519	4.68	1.35	-	1.80	2.51	-	2.97

	Invesco V.I. International Growth Fund - Series II
2025	16	25.92	-	29.32	443	0.05	1.35	-	1.85	13.40	-	13.97
2024	22	22.32	-	25.73	556	0.35	1.35	-	1.95	(3.73)	-	(3.15)
2023	25	23.19	-	26.56	631	0.29	1.35	-	1.95	18.30	-	19.02
2022	27	19.60	-	22.32	596	—	1.35	-	1.95	(28.58)	-	(28.15)
2021	32	27.44	-	31.06	985	—	1.35	-	1.95	7.98	-	8.64

	Invesco V.I. Main Street Mid Cap Fund® - Series II
2025	58	28.98	-	35.79	1,997	0.10	1.35	-	2.30	6.48	-	7.50
2024	63	27.22	-	33.29	1,993	0.12	1.35	-	2.30	14.11	-	15.21
2023	74	23.86	-	28.90	2,058	0.04	1.35	-	2.30	11.54	-	12.61
2022	82	21.39	-	25.66	2,026	0.07	1.35	-	2.30	(16.41)	-	(15.61)
2021	89	25.58	-	30.41	2,606	0.25	1.35	-	2.30	20.06	-	21.21

	Invesco V.I. Main Street Small Cap Fund® - Series II
2025	167	40.35	-	59.22	8,717	0.22	1.25	-	2.30	5.96	-	7.09
2024	199	38.08	-	55.30	9,722	—	1.25	-	2.30	9.82	-	11.00
2023	237	34.67	-	49.82	10,392	0.92	1.25	-	2.30	15.13	-	16.36
2022	263	30.11	-	42.81	9,932	0.25	1.25	-	2.30	(17.96)	-	(17.08)
2021	289	36.71	-	51.63	13,256	0.18	1.25	-	2.30	19.47	-	20.74

	Janus Henderson VIT Balanced Portfolio - Institutional Shares
2025	238	40.85	-	68.81	15,238	2.01	1.25	-	1.80	13.05	-	13.68
2024	265	36.13	-	60.53	14,964	2.04	1.25	-	1.80	13.36	-	13.99
2023	306	31.87	-	53.11	15,355	2.10	1.25	-	1.80	13.36	-	13.98
2022	324	28.12	-	46.59	14,409	1.20	1.25	-	1.80	(17.89)	-	(17.44)
2021	367	34.24	-	56.43	19,994	0.89	1.25	-	1.80	15.11	-	15.74

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***
	Janus Henderson VIT Balanced Portfolio - Service Shares
2025	41	$37.04	-	45.73	$1,810	1.67%	1.35	-	2.30%	12.20	-	13.27%
2024	49	33.01	-	40.37	1,896	1.72	1.35	-	2.30	12.50	-	13.59
2023	55	29.34	-	35.54	1,879	1.77	1.35	-	2.30	12.51	-	13.59
2022	60	26.08	-	31.29	1,823	0.95	1.35	-	2.30	(18.52)	-	(17.74)
2021	67	32.01	-	38.04	2,447	0.66	1.35	-	2.30	14.24	-	15.33

	Janus Henderson VIT Enterprise Portfolio - Institutional Shares
2025	184	28.78	-	91.30	14,139	0.20	1.25	-	1.80	5.75	-	6.33
2024	197	27.21	-	85.86	14,328	0.75	1.25	-	1.80	13.53	-	14.16
2023	228	23.97	-	75.21	14,879	0.16	1.25	-	1.80	15.97	-	16.61
2022	250	20.67	-	64.50	14,117	0.20	1.25	-	1.80	(17.44)	-	(16.98)
2021	261	25.03	-	77.69	17,934	0.31	1.25	-	1.80	14.75	-	15.38

	Janus Henderson VIT Flexible Bond Portfolio - Institutional Shares
2025	139	19.67	-	23.43	3,182	5.24	1.25	-	1.80	5.48	-	6.07
2024	147	18.65	-	22.09	3,171	4.81	1.25	-	1.80	0.13	-	0.68
2023	161	18.63	-	21.94	3,485	4.26	1.25	-	1.80	3.63	-	4.20
2022	165	17.98	-	21.05	3,455	2.42	1.25	-	1.80	(15.20)	-	(14.73)
2021	184	21.20	-	24.69	4,533	2.03	1.25	-	1.80	(2.67)	-	(2.13)

	Janus Henderson VIT Forty Portfolio - Institutional Shares
2025	18	94.61	-	105.56	1,768	0.08	1.35	-	1.85	15.97	-	16.55
2024	22	81.58	-	90.57	1,874	0.11	1.35	-	1.85	26.09	-	26.73
2023	25	64.70	-	71.47	1,683	0.19	1.35	-	1.85	37.39	-	38.08
2022	28	47.09	-	51.76	1,407	0.18	1.35	-	1.85	(34.78)	-	(34.45)
2021	31	72.20	-	78.96	2,377	—	1.35	-	1.85	20.63	-	21.24

	Janus Henderson VIT Forty Portfolio - Service Shares
2025	18	81.84	-	101.05	1,760	<0.01	1.35	-	2.30	15.17	-	16.27
2024	21	71.06	-	86.91	1,765	0.01	1.35	-	2.30	25.19	-	26.40
2023	27	56.76	-	68.76	1,790	0.12	1.35	-	2.30	36.47	-	37.78
2022	30	41.59	-	49.90	1,430	0.04	1.35	-	2.30	(35.24)	-	(34.62)
2021	42	64.23	-	76.33	3,076	—	1.35	-	2.30	19.80	-	20.95

	Janus Henderson VIT Global Research Portfolio - Institutional Shares
2025	210	22.35	-	45.26	9,693	0.58	1.25	-	1.80	18.76	-	19.42
2024	232	18.82	-	37.90	9,000	0.75	1.25	-	1.80	21.37	-	22.04
2023	268	15.51	-	31.06	8,841	0.93	1.25	-	1.80	24.52	-	25.21
2022	291	12.45	-	24.81	7,942	1.03	1.25	-	1.80	(20.85)	-	(20.41)
2021	310	15.73	-	31.17	10,838	0.51	1.25	-	1.80	15.98	-	16.62

	Janus Henderson VIT Global Research Portfolio - Service Shares
2025	12	31.17	-	36.14	429	0.42	1.35	-	1.95	18.26	-	18.97
2024	12	26.36	-	30.38	378	0.59	1.35	-	1.95	20.86	-	21.60
2023	13	21.81	-	24.98	342	0.77	1.35	-	1.95	24.02	-	24.77
2022	14	17.58	-	20.02	300	0.86	1.35	-	1.95	(21.17)	-	(20.69)
2021	17	22.30	-	25.25	446	0.36	1.35	-	1.95	15.51	-	16.21

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***
	Janus Henderson VIT Mid Cap Value Portfolio - Service Shares
2025	47	$32.65	-	40.31	$1,815	0.63%	1.35	-	2.30%	3.86	-	4.86%
2024	61	31.44	-	38.45	2,243	0.81	1.35	-	2.30	10.21	-	11.27
2023	73	28.52	-	34.55	2,446	0.94	1.35	-	2.30	8.57	-	9.61
2022	83	26.27	-	31.52	2,520	1.13	1.35	-	2.30	(7.92)	-	(7.04)
2021	101	28.53	-	33.91	3,309	0.30	1.35	-	2.30	16.69	-	17.81

	Janus Henderson VIT Overseas Portfolio - Service Shares
2025	74	16.86	-	22.46	1,567	1.26	1.25	-	2.30	25.64	-	26.98
2024	91	13.42	-	17.69	1,516	1.30	1.25	-	2.30	3.15	-	4.26
2023	96	13.01	-	16.97	1,535	1.39	1.25	-	2.30	8.06	-	9.21
2022	115	12.04	-	15.54	1,683	1.68	1.25	-	2.30	(10.92)	-	(9.97)
2021	125	13.51	-	17.26	2,022	1.02	1.25	-	2.30	10.70	-	11.88

	Janus Henderson VIT Research Portfolio - Institutional Shares
2025	151	38.68	-	75.86	12,314	—	1.25	-	1.80	16.28	-	16.92
2024	172	33.27	-	64.88	12,158	0.03	1.25	-	1.80	32.89	-	33.62
2023	197	25.03	-	48.55	10,642	0.15	1.25	-	1.80	40.63	-	41.40
2022	219	17.80	-	34.34	8,763	0.16	1.25	-	1.80	(31.14)	-	(30.76)
2021	232	25.85	-	49.59	13,518	0.10	1.25	-	1.80	18.19	-	18.84

	Lazard Retirement Emerging Markets Equity Portfolio - Service Shares
2025	11	60.52	-	67.62	673	2.79	1.35	-	1.80	39.23	-	39.86
2024	12	43.47	-	48.35	540	3.41	1.35	-	1.80	5.50	-	5.98
2023	17	41.21	-	45.62	709	4.80	1.35	-	1.80	20.09	-	20.63
2022	19	34.31	-	37.82	635	3.29	1.35	-	1.80	(16.64)	-	(16.26)
2021	21	41.16	-	45.17	841	1.84	1.35	-	1.80	3.58	-	4.04

	Lazard Retirement International Equity Portfolio - Service Shares
2025	4	21.06	-	22.19	77	2.00	1.40	-	1.60	31.01	-	31.27
2024	4	16.07	-	16.91	64	3.07	1.40	-	1.60	3.94	-	4.15
2023	8	15.47	-	16.23	130	1.30	1.40	-	1.60	14.05	-	14.27
2022	9	13.56	-	14.21	122	3.20	1.40	-	1.60	(16.36)	-	(16.19)
2021	11	16.21	-	16.95	179	0.95	1.40	-	1.60	4.15	-	4.36

	Legg Mason Partners ClearBridge Variable Large Cap Value Portfolio - Class I
2025	84	26.76	-	44.12	3,315	1.06	1.25	-	2.05	7.95	-	8.83
2024	111	24.79	-	40.54	4,047	1.20	1.25	-	2.05	5.86	-	6.73
2023	127	23.42	-	37.99	4,345	1.26	1.25	-	2.05	12.75	-	13.67
2022	140	20.77	-	33.42	4,250	1.28	1.25	-	2.05	(8.33)	-	(7.59)
2021	156	22.66	-	36.16	5,148	0.99	1.25	-	2.05	23.64	-	24.64

	Legg Mason Partners Western Asset Variable Global High Yield Bond Portfolio - Class II
2025	118	17.84	-	22.03	2,493	6.18	1.35	-	2.30	7.44	-	8.47
2024	130	16.61	-	20.31	2,543	5.61	1.35	-	2.30	4.25	-	5.25
2023	155	15.93	-	19.29	2,889	5.01	1.35	-	2.30	7.45	-	8.48
2022	170	14.82	-	17.79	2,920	5.91	1.35	-	2.30	(15.83)	-	(15.03)
2021	186	17.61	-	20.93	3,775	3.90	1.35	-	2.30	(1.27)	-	(0.32)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***
	LVIP JPMorgan Small Cap Core Fund - Standard Class
2025	8	$48.16	-	50.75	$385	0.64%	1.40	-	1.60%	8.52	-	8.74%
2024	8	44.38	-	46.67	376	0.67	1.40	-	1.60	9.93	-	10.15
2023	12	40.37	-	42.37	520	1.34	1.40	-	1.60	11.31	-	11.53
2022	14	36.27	-	37.99	529	0.46	1.40	-	1.60	(20.63)	-	(20.47)
2021	16	45.70	-	47.77	738	0.54	1.40	-	1.60	19.46	-	19.70

	MFS® VIT Growth Series - Initial Class
2025	46	38.21	-	87.53	3,040	—	1.25	-	1.80	10.19	-	10.80
2024	51	34.68	-	79.00	2,998	—	1.25	-	1.80	29.11	-	29.82
2023	65	26.86	-	60.85	2,831	—	1.25	-	1.80	33.45	-	34.18
2022	72	20.13	-	45.35	2,298	—	1.25	-	1.80	(32.85)	-	(32.48)
2021	76	29.97	-	67.17	3,582	—	1.25	-	1.80	21.33	-	22.00

	MFS® VIT Investors Trust Series - Initial Class
2025	37	39.76	-	53.91	1,709	1.61	1.25	-	1.80	11.55	-	12.16
2024	39	35.65	-	48.07	1,643	0.70	1.25	-	1.80	17.38	-	18.03
2023	42	30.37	-	40.72	1,507	0.73	1.25	-	1.80	16.86	-	17.51
2022	44	25.99	-	34.66	1,357	0.67	1.25	-	1.80	(17.98)	-	(17.52)
2021	46	31.68	-	42.02	1,729	0.63	1.25	-	1.80	24.55	-	25.24

	MFS® VIT Investors Trust Series - Service Class
2025	6	46.80	-	54.05	333	0.60	1.35	-	2.00	11.07	-	11.80
2024	8	42.14	-	48.35	394	0.43	1.35	-	2.00	16.84	-	17.61
2023	10	36.07	-	41.11	399	0.47	1.35	-	2.00	16.31	-	17.07
2022	12	31.01	-	35.12	390	0.39	1.35	-	2.00	(18.34)	-	(17.81)
2021	12	37.97	-	42.73	489	0.41	1.35	-	2.00	23.99	-	24.80

	MFS® VIT New Discovery Series - Initial Class
2025	79	33.88	-	81.60	3,922	—	1.25	-	1.80	10.95	-	11.56
2024	88	30.53	-	73.14	3,930	—	1.25	-	1.80	4.81	-	5.39
2023	107	29.13	-	69.40	4,501	—	1.25	-	1.80	12.38	-	13.00
2022	111	25.92	-	61.42	4,207	—	1.25	-	1.80	(31.01)	-	(30.63)
2021	110	37.58	-	88.54	5,995	—	1.25	-	1.80	(0.02)	-	0.53

	MFS® VIT New Discovery Series - Service Class
2025	26	36.91	-	45.43	1,124	—	1.35	-	2.05	10.26	-	11.04
2024	29	33.48	-	40.91	1,126	—	1.35	-	2.05	4.25	-	4.99
2023	35	32.11	-	38.97	1,298	—	1.35	-	2.05	11.93	-	12.72
2022	39	28.69	-	34.57	1,293	—	1.35	-	2.05	(31.42)	-	(30.94)
2021	45	41.83	-	50.06	2,151	—	1.35	-	2.05	(0.50)	-	0.20

	MFS® VIT Research Series - Initial Class
2025	18	36.64	-	60.43	941	0.97	1.25	-	1.80	10.84	-	11.45
2024	22	33.06	-	54.23	988	0.60	1.25	-	1.80	16.74	-	17.39
2023	23	28.32	-	46.19	893	0.51	1.25	-	1.80	20.24	-	20.90
2022	23	23.55	-	38.21	763	0.49	1.25	-	1.80	(18.69)	-	(18.24)
2021	27	28.96	-	46.73	1,072	0.54	1.25	-	1.80	22.58	-	23.25

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***
	MFS® VIT Total Return Series - Initial Class
2025	108	$32.38	-	41.05	$3,869	2.70%	1.25	-	1.80%	9.18	-	9.78%
2024	124	29.66	-	37.39	4,053	2.50	1.25	-	1.80	5.82	-	6.41
2023	137	28.03	-	35.14	4,211	2.05	1.25	-	1.80	8.48	-	9.08
2022	145	25.84	-	32.21	4,110	1.68	1.25	-	1.80	(11.19)	-	(10.70)
2021	170	29.10	-	36.08	5,471	1.77	1.25	-	1.80	12.08	-	12.70

	MFS® VIT Total Return Series - Service Class
2025	54	22.20	-	28.35	1,465	2.53	1.35	-	2.45	8.22	-	9.42
2024	59	20.52	-	25.91	1,469	2.27	1.35	-	2.45	4.83	-	6.00
2023	69	19.57	-	24.44	1,619	1.82	1.35	-	2.45	7.54	-	8.73
2022	73	18.20	-	22.48	1,575	1.44	1.35	-	2.45	(12.03)	-	(11.05)
2021	88	20.69	-	25.27	2,141	1.60	1.35	-	2.45	11.07	-	12.30

	MFS® VIT Utilities Series - Service Class
2025	12	45.27	-	53.80	706	2.74	1.35	-	2.05	12.42	-	13.21
2024	13	40.26	-	47.52	696	2.09	1.35	-	2.05	9.06	-	9.83
2023	14	36.92	-	43.27	665	3.30	1.35	-	2.05	(4.32)	-	(3.64)
2022	17	38.59	-	44.90	810	2.20	1.35	-	2.05	(1.57)	-	(0.87)
2021	19	39.20	-	45.30	938	1.47	1.35	-	2.05	11.50	-	12.29

	MFS® VIT Value Series - Service Class
2025	15	41.24	-	46.07	653	1.30	1.35	-	1.85	10.69	-	11.25
2024	21	35.71	-	41.41	836	1.42	1.35	-	2.05	9.07	-	9.84
2023	27	32.74	-	37.70	992	1.40	1.35	-	2.05	5.44	-	6.19
2022	28	31.05	-	35.50	976	1.14	1.35	-	2.05	(8.05)	-	(7.41)
2021	32	33.77	-	38.34	1,186	1.14	1.35	-	2.05	22.61	-	23.47

	MFS® VIT II High Yield Portfolio - Service Class
2025	37	18.18	-	22.45	790	6.59	1.35	-	2.30	5.99	-	7.01
2024	42	17.15	-	20.98	832	5.44	1.35	-	2.30	4.08	-	5.08
2023	58	16.48	-	19.96	1,097	5.52	1.35	-	2.30	9.92	-	10.97
2022	62	14.99	-	17.99	1,056	5.30	1.35	-	2.30	(12.82)	-	(11.98)
2021	69	17.20	-	20.44	1,346	4.73	1.35	-	2.30	0.73	-	1.69

	MFS® VIT II Massachusetts Investors Growth Stock Portfolio - Service Class
2025	31	48.57	-	59.98	1,765	0.02	1.35	-	2.30	7.10	-	8.13
2024	34	45.35	-	55.47	1,829	0.13	1.35	-	2.30	13.32	-	14.41
2023	44	40.02	-	48.48	2,028	0.05	1.35	-	2.30	20.89	-	22.04
2022	56	33.11	-	39.73	2,136	—	1.35	-	2.30	(21.29)	-	(20.53)
2021	59	42.06	-	49.99	2,827	0.03	1.35	-	2.30	22.79	-	23.96

	Morgan Stanley VIF Discovery Portfolio - Class I
2025	12	61.96	-	65.30	806	0.42	1.40	-	1.60	10.79	-	11.02
2024	13	55.93	-	58.82	780	—	1.40	-	1.60	39.57	-	39.85
2023	15	40.07	-	42.06	618	—	1.40	-	1.60	42.06	-	42.34
2022	16	28.21	-	29.55	472	—	1.40	-	1.60	(63.55)	-	(63.48)
2021	21	77.39	-	80.91	1,681	—	1.40	-	1.60	(12.47)	-	(12.30)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***
	Morgan Stanley VIF Growth Portfolio - Class I
2025	76	$106.33	-	123.97	$8,974	—%	1.35	-	2.05%	32.96	-	33.89%
2024	94	79.98	-	92.59	8,308	—	1.35	-	2.05	43.59	-	44.61
2023	108	55.70	-	64.03	6,613	—	1.35	-	2.05	45.65	-	46.67
2022	113	38.24	-	43.65	4,763	—	1.35	-	2.05	(60.88)	-	(60.61)
2021	126	97.76	-	110.82	13,498	—	1.35	-	2.05	(1.94)	-	(1.25)

	Morgan Stanley VIF Growth Portfolio - Class II
2025	6	92.81	-	113.33	701	—	1.35	-	2.25	32.36	-	33.56
2024	8	70.12	-	84.85	622	—	1.35	-	2.25	42.92	-	44.22
2023	10	49.06	-	58.83	597	—	1.35	-	2.25	45.01	-	46.33
2022	12	33.83	-	40.21	461	—	1.35	-	2.25	(61.06)	-	(60.70)
2021	15	86.88	-	102.31	1,468	—	1.35	-	2.25	(2.38)	-	(1.50)

	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) - Institutional Class
2025	152	15.19	-	20.56	2,859	3.49	1.25	-	2.30	1.58	-	2.66
2024	169	14.95	-	20.02	3,086	3.59	1.25	-	2.30	3.04	-	4.15
2023	198	14.51	-	19.23	3,481	2.58	1.25	-	2.30	6.53	-	7.66
2022	218	13.62	-	17.86	3,571	1.48	1.25	-	2.30	(12.20)	-	(11.27)
2021	244	15.52	-	20.12	4,521	1.58	1.25	-	2.30	(4.20)	-	(3.17)

	PIMCO VIT Real Return Portfolio - Institutional Class
2025	167	13.25	-	17.39	2,641	3.31	1.35	-	2.30	5.38	-	6.39
2024	200	12.58	-	16.35	2,964	2.62	1.35	-	2.30	(0.22)	-	0.75
2023	223	12.60	-	16.23	3,276	2.99	1.35	-	2.30	1.31	-	2.28
2022	237	12.44	-	15.87	3,412	6.99	1.35	-	2.30	(13.91)	-	(13.09)
2021	273	14.45	-	18.25	4,518	4.93	1.35	-	2.30	3.17	-	4.16

	PIMCO VIT Total Return Portfolio - Institutional Class
2025	507	13.79	-	19.21	9,090	4.10	1.25	-	2.30	6.40	-	7.54
2024	572	12.96	-	17.86	9,551	4.03	1.25	-	2.30	0.18	-	1.25
2023	665	12.93	-	17.64	10,980	3.56	1.25	-	2.30	3.52	-	4.62
2022	757	12.49	-	16.86	12,047	2.59	1.25	-	2.30	(16.26)	-	(15.36)
2021	866	14.92	-	19.93	16,280	1.82	1.25	-	2.30	(3.52)	-	(2.49)

	Putnam VT High Yield Fund - Class IB
2025	16	28.03	-	31.31	487	6.59	1.35	-	1.80	6.73	-	7.21
2024	20	25.34	-	29.21	551	5.68	1.35	-	1.95	5.76	-	6.40
2023	22	23.96	-	27.45	565	5.45	1.35	-	1.95	9.97	-	10.63
2022	24	21.79	-	24.81	581	5.24	1.35	-	1.95	(13.31)	-	(12.79)
2021	26	25.14	-	28.45	721	4.90	1.35	-	1.95	2.94	-	3.56

	Putnam VT International Value Fund - Class IB
2025	39	26.45	-	30.92	1,120	1.24	1.25	-	1.80	32.27	-	33.01
2024	40	19.30	-	23.24	885	2.61	1.25	-	1.95	3.16	-	3.90
2023	52	18.70	-	22.37	1,091	1.49	1.25	-	1.95	16.38	-	17.21
2022	56	16.07	-	19.09	1,016	1.95	1.25	-	1.95	(8.61)	-	(7.96)
2021	46	17.59	-	20.74	910	2.05	1.25	-	1.95	12.71	-	13.51

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***
	Rydex VT NASDAQ-100® Fund
2025	17	$82.80	-	93.66	$1,122	0.03%	1.35	-	1.85%	16.85	-	17.43%
2024	25	70.86	-	79.75	1,350	0.21	1.35	-	1.85	21.61	-	22.23
2023	26	58.27	-	65.25	1,184	—	1.35	-	1.85	50.41	-	51.16
2022	31	37.91	-	43.17	870	—	1.35	-	1.95	(35.42)	-	(35.03)
2021	31	58.70	-	66.44	1,442	—	1.35	-	1.95	23.11	-	23.85

	T. Rowe Price All-Cap Opportunities Portfolio
2025	68	67.23	-	94.69	5,447	—	1.25	-	1.80	14.23	-	14.86
2024	78	58.85	-	82.44	5,529	0.07	1.25	-	1.80	22.91	-	23.60
2023	80	47.88	-	66.70	4,663	0.25	1.25	-	1.80	26.67	-	27.37
2022	85	37.80	-	52.37	3,893	—	1.25	-	1.80	(22.91)	-	(22.48)
2021	89	49.03	-	67.56	5,263	—	1.25	-	1.80	18.64	-	19.30

	T. Rowe Price Blue Chip Growth Portfolio - Class II
2025	65	63.52	-	81.10	5,081	—	1.35	-	2.45	15.55	-	16.84
2024	75	54.97	-	69.41	4,986	—	1.35	-	2.45	31.86	-	33.34
2023	101	41.68	-	52.05	5,056	—	1.35	-	2.45	45.35	-	46.96
2022	135	28.68	-	35.42	4,606	—	1.35	-	2.45	(40.16)	-	(39.49)
2021	131	47.92	-	58.54	7,371	—	1.35	-	2.45	14.47	-	15.75

	T. Rowe Price Equity Income Portfolio
2025	134	45.12	-	55.43	6,563	1.63	1.25	-	1.80	12.32	-	12.94
2024	148	40.17	-	49.08	6,457	1.80	1.25	-	1.80	9.70	-	10.31
2023	172	36.62	-	44.49	6,840	2.09	1.25	-	1.80	7.59	-	8.18
2022	183	34.04	-	41.13	6,741	1.87	1.25	-	1.80	(5.06)	-	(4.54)
2021	192	35.85	-	43.08	7,453	1.55	1.25	-	1.80	23.31	-	23.99

	T. Rowe Price Equity Income Portfolio - Class II
2025	150	31.00	-	38.28	5,536	1.40	1.35	-	2.30	11.47	-	12.54
2024	183	27.82	-	34.02	5,984	1.60	1.35	-	2.30	8.82	-	9.87
2023	215	25.56	-	30.96	6,398	1.87	1.35	-	2.30	6.82	-	7.84
2022	237	23.93	-	28.71	6,555	1.62	1.35	-	2.30	(5.79)	-	(4.88)
2021	293	25.40	-	30.19	8,519	1.36	1.35	-	2.30	22.36	-	23.53

	T. Rowe Price International Stock Portfolio
2025	83	16.45	-	25.43	1,602	1.86	1.25	-	1.80	16.30	-	16.94
2024	96	14.14	-	21.75	1,652	0.79	1.25	-	1.80	1.40	-	1.96
2023	145	13.95	-	21.33	2,440	0.97	1.25	-	1.80	14.17	-	14.80
2022	160	12.22	-	18.58	2,358	0.78	1.25	-	1.80	(17.31)	-	(16.86)
2021	160	14.78	-	22.35	2,865	0.59	1.25	-	1.80	(0.49)	-	0.06

	T. Rowe Price Mid-Cap Growth Portfolio
2025	81	62.55	-	106.39	6,161	—	1.25	-	1.80	1.70	-	2.26
2024	89	61.50	-	104.04	6,743	—	1.25	-	1.80	7.36	-	7.95
2023	103	57.29	-	96.38	7,244	—	1.25	-	1.80	17.83	-	18.47
2022	119	48.62	-	81.35	6,672	—	1.25	-	1.80	(23.96)	-	(23.54)
2021	119	63.94	-	106.40	9,407	—	1.25	-	1.80	12.80	-	13.42

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units Outstanding	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***
	VanEck VIP Emerging Markets Fund - Initial Class
2025	18	$27.11	-	34.61	$610	0.72%	1.35	-	2.45%	26.77	-	28.17%
2024	21	21.38	-	27.00	539	1.60	1.35	-	2.45	(1.27)	-	(0.16)
2023	27	21.66	-	27.05	693	3.50	1.35	-	2.45	7.11	-	8.30
2022	31	20.22	-	24.98	738	0.28	1.35	-	2.45	(26.21)	-	(25.39)
2021	32	27.41	-	33.48	1,013	0.89	1.35	-	2.45	(14.02)	-	(13.06)

	VanEck VIP Global Resources Fund - Initial Class
2025	27	26.11	-	32.24	834	2.52	1.35	-	2.30	33.37	-	34.64
2024	29	19.58	-	23.95	674	2.40	1.35	-	2.30	(5.07)	-	(4.15)
2023	36	20.62	-	24.98	853	2.77	1.35	-	2.30	(5.78)	-	(4.88)
2022	42	21.89	-	26.26	1,031	1.69	1.35	-	2.30	5.92	-	6.93
2021	46	20.66	-	24.56	1,061	0.42	1.35	-	2.30	16.20	-	17.32

FINANCIAL STATEMENTS - STATUTORY-BASIS

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Years ended December 31, 2025 and 2024
With Reports of Independent Auditors

1

Report of Independent Auditors

The Board of Directors
Lincoln Benefit Life Company

Opinion

We have audited the statutory-basis financial statements of Lincoln Benefit Life Company (the Company), which comprise the statements of admitted assets, liabilities, and capital stock and surplus as of December 31, 2025 and 2024, and the related statements of operations, changes in capital stock and surplus and cash flows for each of the three years in the period ended December 31, 2025, and the related notes to the financial statements (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, on the basis of accounting described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Nebraska Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Nebraska Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

2

In performing an audit in accordance with GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP

Chicago, Illinois
April 13, 2026

3

LINCOLN BENEFIT LIFE COMPANY
STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL STOCK AND SURPLUS - STATUTORY-BASIS
DECEMBER 31, 2025 AND 2024
($’S IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

	December 31, 2025	December 31, 2024

Admitted Assets
Bonds	$6,141,754	$7,350,102
Preferred stocks	223,399	231,125
Common stocks	36,272	75,689
Mortgage loans	436,794	466,414
Contract loans	27,951	31,338
Other investments	446,046	626,633
Receivables for securities	5,718	56,948
Cash, cash equivalents and short-term investments	385,035	215,813

Total cash and invested assets	7,702,969	9,054,062

Due and accrued investment income	64,391	85,760
Current income tax recoverable	9,837	14,826
Net deferred tax asset	25,570	32,654
Deferred premium and other assets, net	375,164	280,466
Separate account assets	1,854,773	1,728,171
Total Admitted Assets	$10,032,704	$11,195,939

Liabilities, Capital Stock and Surplus
Reserves for policy benefits	3,417,827	3,791,971
Reinsurance payable	18,072	14,607
Interest maintenance reserve	61,859	79,167
Asset valuation reserve	74,029	78,537
Funds held under coinsurance	4,216,072	4,264,670
Other liabilities	73,624	93,626
Repurchase liability	119,947	912,537
Separate account liabilities	1,854,773	1,728,171
Total Liabilities	$9,836,203	$10,963,286

Capital Stock and Surplus
Common capital stock, $100 par value,
30,000 shares authorized and 25,000 shares outstanding	2,500	2,500
Surplus note	60,000	60,000
Gross paid in and contributed surplus	410,739	350,739
Unassigned deficit	(276,738)	(180,586)
Total Capital Stock and Surplus	$196,501	$232,653

Total Liabilities, Capital Stock and Surplus	$10,032,704	$11,195,939

See Notes to the Statutory-Basis Financial Statements

4

LINCOLN BENEFIT LIFE COMPANY STATEMENTS OF OPERATIONS - STATUTORY-BASIS FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 ($'S IN THOUSANDS)

	2025	2024	2023

Revenue
Premiums	$12,532	$11,325	$16,840
Net investment income	310,713	363,272	374,326
Commissions and expense allowance	50,039	56,414	63,916
Reserve adjustments on reinsurance ceded	(61,740)	(78,461)	(49,155)
Other income	4,472	22,906	22,154
Total revenue	316,016	375,456	428,081

Benefits and expenses
Benefit payments to policyholders and beneficiaries	$398,120	$447,851	$505,459
Net change to policy benefit reserves	(238,473)	(282,517)	(327,468)
Net transfers from separate accounts	(85,139)	(88,266)	(39,150)
Commissions and operating expenses	261,564	258,131	275,942
Total benefits and expenses	336,072	335,199	414,783
(Loss) Gain from operations before dividends and taxes	(20,056)	40,257	13,298
Policyholder dividends	23	17	34
(Loss) Gain from operations before taxes	(20,079)	40,240	13,264
Income tax benefit	—	—	10,273
Net (loss) gain from operations	(20,079)	40,240	2,991
Net realized capital losses	(37,878)	(30,343)	(21,390)

Net (loss) income	$(57,957)	$9,897	$(18,399)

See Notes to the Statutory-Basis Financial Statements

5

LINCOLN BENEFIT LIFE COMPANY STATEMENTS CHANGE IN CAPITAL STOCK AND SURPLUS - STATUTORY-BASIS FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 ($'S IN THOUSANDS, EXCEPT SHARE AMOUNTS)

						Total
			Surplus	Paid In	Unassigned	Capital Stock
	Common Capital Stock		Notes	Surplus	Funds	and Surplus
Balance, December 31, 2022	25,000	$2,500	$60,000	$320,739	$24,566	$407,805
Net loss	—	—	—	—	(18,399)	(18,399)
Change in net unrealized capital losses	—	—	—	—	(80,794)	(80,794)
Change in net deferred income tax	—	—	—	—	35,053	35,053
Change in nonadmitted assets	—	—	—	—	(14,295)	(14,295)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	(1,065)	(1,065)
Change in asset valuation reserve	—	—	—	—	(7,892)	(7,892)
Change in ceding commission	—	—	—	—	(32,746)	(32,746)
Balance, December 31, 2023	25,000	$2,500	$60,000	$320,739	$(95,572)	$287,667
Net income	—	—	—	—	9,897	9,897
Change in net unrealized capital losses	—	—	—	—	(107,609)	(107,609)
Change in net deferred income tax	—	—	—	—	7,937	7,937
Change in nonadmitted assets	—	—	—	—	31,812	31,812
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	—	1,911	1,911
Change in asset valuation reserve	—	—	—	—	(2,491)	(2,491)
Change in paid in surplus	—	—	—	30,000	—	30,000
Change in ceding commission	—	—	—	—	(26,471)	(26,471)
Balance, December 31, 2024	25,000	$2,500	$60,000	$350,739	$(180,586)	$232,653
Net loss	—	—	—	—	(57,957)	(57,957)
Change in net unrealized capital losses	—	—	—	—	(79,527)	(79,527)
Change in net deferred income tax	—	—	—	—	(135,536)	(135,536)
Change in nonadmitted assets	—	—	—	—	194,898	194,898
Change in asset valuation reserve	—	—	—	—	4,507	4,507
Change in paid in surplus	—	—	—	60,000	—	60,000
Change in ceding commission	—	—	—	—	(22,537)	(22,537)
Balance, December 31, 2025	25,000	$2,500	$60,000	$410,739	$(276,738)	$196,501

See Notes to the Statutory-Basis Financial Statements

6

LINCOLN BENEFIT LIFE COMPANY STATEMENTS OF CASH FLOWS - STATUTORY-BASIS FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023 ($'S IN THOUSANDS)

	2025	2024	2023

Cash flows from operating activities:
Premiums and other income received	$66,619	$77,746	$86,462
Investment income received	325,331	359,895	367,838
Benefit payments to policyholders and beneficiaries, including net transfers to/from separate accounts	(348,809)	(499,124)	(539,864)
Commissions, expenses and taxes paid	(254,488)	(249,510)	(278,874)
Net Cash Used in Operating Activities	(211,347)	(310,993)	(364,438)

Cash flows from investing activities:
Proceeds from investments sold, matured, repaid or received
Bonds	$1,325,575	$701,607	$521,499
Stocks	56,409	4,794	6,421
Mortgage loans	28,174	9,496	88,828
Repurchase agreements	—	—	74,743
Other investments	235,549	49,469	69,768
Subtotal proceeds from investments	1,645,707	765,366	761,259

Cost of investments acquired:
Bonds	142,046	119,025	254,641
Stocks	9,667	87,106	86,383
Mortgage loans	9,079	3,535	18,645
Repurchase agreements	792,591	101,866	—
Other investments	5,014	20,182	129,649
Subtotal investments acquired	958,397	331,714	489,318

Net (Decrease) Increase in Contract Loans	(3,651)	(1,502)	690
Net Cash Provided by Investing Activities	690,961	435,154	271,251

Cash flows from financing and miscellaneous sources:
Net outflows on deposit-type contracts	$(187,632)	$(196,299)	$(48,493)
Capital and paid in surplus	60,000	30,000	—
Funds held under coinsurance	(48,599)	(50,610)	(27,837)
Other cash applied	(134,161)	(3,755)	(94,166)
Net Cash Used in Financing and Miscellaneous Sources	(310,392)	(220,664)	(170,496)

Net Increase (Decrease) in Cash, Cash Equivalents and Short-term Investments	169,222	(96,503)	(263,683)

Cash, Cash Equivalents and Short-term Investments, Beginning of year	$215,813	$312,316	$575,999

Cash, Cash Equivalents and Short-term Investments, End of year	$385,035	$215,813	$312,316

Supplemental disclosures of cash flow information for non-cash transactions:
Change of intercompany note payable and receivable	$10,000	$10,000	$—
Non-cash investment transfers	61,542	127,512	303,082
Non-cash asset transfer for capital contribution	—	7,795	20,294
Capital contribution payable	18,000	67,000	10,000
Non-cash reinsurance settlements	24,032	33,889	—
Paid-in-kind interest	13,851	9,121	571

See Notes to the Statutory-Basis Financial Statements

7

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Lincoln Benefit Life Company (the “Company” or “Lincoln Benefit”) is a stock insurance company domiciled in the State of Nebraska. It is a wholly-owned subsidiary of LBL HoldCo II, Inc. (“HoldCo”), which in turn is a wholly-owned subsidiary of LBL HoldCo, Inc. (“Holdings”).

On December 31, 2019, Guaranty Income Life Insurance Company (“GILICO”), an Iowa-domiciled insurance company, completed the acquisition (the “Transaction”) of Holdings and its subsidiaries (including the Company). On December 31, 2022, GILICO, also a subsidiary of Kuvare US Holdings ("Kuvare"), transferred its ownership of Holdings and its subsidiaries to Kuvare, the ultimate parent of both.

Lancaster Re Captive Insurance Company (“Lancaster Re”), a Nebraska domiciled captive insurance company, became a wholly-owned subsidiary of Lincoln Benefit on April 1, 2014.

The Company is authorized to sell life insurance and retirement products in all states as well as, in the District of Columbia, the U.S. Virgin Islands and Guam with the exception of New York. Prior to July 18, 2013, the Company sold interest-sensitive, traditional and variable life insurance products through both exclusive agencies (“Allstate Sales channel”) and independent master brokerage agencies. Effective July 17, 2013, sales through the independent master brokerage agencies ceased. Sales through the Allstate Sales channel ceased in 2017.

Allstate Life Insurance Company (“ALIC”), now known as Everlake Life Insurance Company ("Everlake"), continues to administer and reinsure all life insurance business written by Lincoln Benefit through the Allstate Sales channel, all immediate annuities written by Lincoln Benefit prior to April 1, 2014, certain term life policies written by Lincoln Benefit, and Lincoln Benefit’s variable annuity business.

BASIS OF PRESENTATION

The accompanying statutory financial statements of the Company are presented on the basis of accounting principles prescribed or permitted by the Nebraska Department of Insurance (“NE DOI” or the “Department”). The NE DOI requires insurance companies domiciled in the State of Nebraska to prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”). Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

A reconciliation of the Company’s net loss and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Nebraska is shown below ($’s in thousands). There are no deviations from NAIC SAP in the Company’s statutory financial statements as of and for the year ended December 31, 2024 or December 31, 2023.

Net Income (Loss)	SSAP #	F/S Page	F/S Line #	12/31/2025

(1) Company state basis (Page 4, Line 35, Columns 1 and 2)	XXX	XXX	XXX	$(57,957)
(2) State Prescribed Practices that increase/(decrease) NAIC SAP	N/A	N/A	N/A	—
(3) State Permitted Practices that increase/(decrease) NAIC SAP	N/A	N/A	N/A	—
(4) Net Income, NAIC SAP	XXX	XXX	XXX	$(57,957)

Surplus
(5) Company state basis (Page 3, Line 38, Columns 1 & 2)	XXX	XXX	XXX	$196,501
(6) State Prescribed Practices that increase/(decrease) NAIC SAP	N/A	N/A	N/A	—
(7) State Permitted Practices that increase/(decrease) NAIC SAP	N/A	3	25	(18,000)
(8) Statutory Surplus, NAIC SAP	XXX	XXX	XXX	$214,501

In accordance with the NE DOI section 44-2134, "Extraordinary dividends and distributions", the Company has received approval for a permitted practice allowing for the contribution of $18.0 million to the Company's subsidiary, Lancaster Re. This permitted practices differs from NAIC SAP. See Notes 2 and 21 for additional detail surrounding capital provided to the Company as well as its subsidiary and settlement information.

DIFFERENCES BETWEEN NAIC SAP AND U.S. GAAP
Accounting principles and procedures of the NAIC as prescribed or permitted by the Department comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”). NAIC SAP differs from U.S. GAAP in several respects, which causes differences in reported assets, liabilities, stockholder’s equity (statutory capital and surplus), net income, and cash flows. The principal differences between NAIC SAP and U.S. GAAP include:
•Investments in bonds are generally carried at amortized cost; under U.S. GAAP, investments in bonds, other than those classified as held-to-maturity, are carried at fair value. For bonds held as available-for-sale, changes in fair value are recorded
8

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
in accumulated other comprehensive income. Other than temporary impairments ("OTTI") of bonds result in a permanent write-down in the carrying value of the investment. For U.S. GAAP, impairments of available-for-sale bonds are reflected in a valuation allowance booked as part of the change of the market value in the income statement.
•The changes in the unrealized gains or losses on certain investments are recorded as increases or decreases in statutory surplus; under U.S. GAAP, such unrealized gains and losses are recorded as a component of comprehensive income.
•Investments in insurance subsidiaries are generally carried on a statutory equity basis with equity in the earnings of subsidiaries reflected in unassigned surplus; under U.S. GAAP, subsidiaries are consolidated and results of operations are included in net income.
•Minority ownership interests in partnerships are generally carried on an equity method basis with changes in equity reflected in unassigned surplus; under U.S. GAAP, minority ownership interests in partnerships are subject to lower thresholds and are generally carried at cost. Larger ownership interests are carried on an equity method basis with changes in equity reflected in net income. Controlling interests may be considered affiliated and require consolidation.
•Derivative instruments used as economic hedges are recorded at fair value and the changes in fair value are recorded as unrealized gains and losses in statutory surplus. Under U.S. GAAP, these derivatives are recorded at fair value and changes in fair value are recorded in net income.
•Embedded derivatives are carried consistently with the host instruments. Under U.S. GAAP, the embedded derivatives that are not clearly and closely related to the host are generally bifurcated and accounted for like any other freestanding derivative.
•Interest Maintenance Reserve (“IMR”) represents the deferral of interest-related realized gains and losses, net of tax, on primarily fixed maturity investments which are amortized into income over the remaining life of the investment sold. No such reserve is required under U.S. GAAP.
•Asset Valuation Reserve (“AVR”) represents a contingency reserve for credit related risk on most invested assets of the Company and is charged to statutory surplus. No such reserve is required under U.S. GAAP, but mortgage loans are recorded net of allowances for estimated uncollectible amounts.
•Certain assets, principally prepaid expenses, agents’ balances, and certain deferred tax assets have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus. Under U.S. GAAP, such amounts are carried with an appropriate valuation allowance, when necessary.
•Intangible assets such as present value of future profits and other adjustments, resulting from the Company’s acquisitions, are designated as nonadmitted for statutory purposes. Intangible assets such as goodwill are recorded for statutory purposes with limitations and amortized. Under U.S. GAAP, the present value of future profits is recorded and amortized and goodwill is recorded at cost and tested for impairment using a fair value methodology at least annually.
•A provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers. The change in this provision is credited or charged to unassigned statutory surplus. Under U.S. GAAP, a provision is established for potential credit risk associated with reinsurance recoverables with any changes to this provision reflected in earnings for the period.
•Aggregate reserves for a majority of life insurance and fixed annuity contracts are based on statutory mortality and interest requirements without consideration for anticipated withdrawals. Variable annuity contracts are reserved for using a prescribed principles-based approach. Under U.S. GAAP, reserves for traditional life insurance products are based on the present value of estimated future benefits less the present value of estimated future net premiums based on current assumptions that include discount rate, mortality, and lapses. Reserves for universal life and deferred annuities are recognized by establishing a liability equal to the current account value of the policyholders’ contracts, with an additional reserve for certain guaranteed benefits.
•Reserves are reported net of ceded reinsurance; under U.S. GAAP, reserves relating to business in which the ceding company is not legally relieved of its liability are reported gross with an offsetting reinsurance receivable.
•Certain annuity contracts which do not pass through all investment gains to the contract holders are maintained in the separate accounts, whereas U.S. GAAP reports these contracts in the general account of the Company.
•Policy acquisition costs are expensed as incurred; under U.S. GAAP, these costs are related to the successful acquisition of new and renewal insurance policies and investment contracts which are deferred and recognized at a grouped contract level over the expected life of the underlying insurance contracts.
•The cumulative effect of changes in accounting principles are recorded as increases or decreases in statutory surplus; under U.S. GAAP, cumulative effects of changes in accounting principles generally affect equity and net (loss) income.
•Premiums of universal life and deferred annuity contracts including policy charges are recorded as revenue when due. Under U.S. GAAP, policy charges are recorded as revenue when due, and the premiums are recorded as policyholder account balances.
•Federal income taxes are provided for in the Company’s estimated current and deferred taxes. Income taxes incurred include current year estimates of Federal income taxes due or refundable, based on tax returns for the current year and all prior years to the extent not previously provided. Deferred taxes are provided for differences between the statutory financial statement basis and the tax basis of assets and liabilities. Changes in deferred tax assets ("DTAs") and deferred tax liabilities ("DTLs")
9

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
are recognized as a separate component of gains and losses in statutory unassigned surplus, while under U.S. GAAP, these changes are included in income tax expense or benefit. Under U.S. GAAP and NAIC SAP, gross deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized. The remaining adjusted gross deferred tax asset not meeting certain criteria outlined in Statement of Statutory Accounting Principle (“SSAP”) No. 101, “Income Taxes” (“SSAP No. 101”), are not admitted.
•The Statutory Statements of Cash Flows differ in certain respects from the presentation required by U.S. GAAP, including the presentation of the changes in cash and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities of one year or less at the time of acquisition. For statutory purposes, there is no reconciliation between net income and cash from operations.
•NAIC SAP does not require the presentation of a Statement of Comprehensive Income; under U.S. GAAP such a statement is required.
The effects on the Company’s financial statements attributable to the differences between NAIC SAP and U.S. GAAP are unknown and are presumed to be material.

USE OF ESTIMATES

The preparation of financial statements in conformity with statutory accounting principles prescribed or permitted by the State of Nebraska requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, allowance for loan losses, aggregate reserves for life policies and contracts, deferred income taxes, provision for income taxes and OTTI of investments.

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, debt and equity securities and mortgage loans. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuations. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Company in preparing the accompanying statutory-based financial statements:

INVESTMENTS

Cash, cash equivalents and short-term investments

Cash, cash equivalents and short-term investments are highly liquid securities. The Company’s cash equivalents primarily include cash, commercial paper and certain money market investments which have an original term to maturity of less than three months. Short-term investments include debt instruments with a term to maturity exceeding three months, but less than one year on the date of acquisition. Cash equivalents and short-term investments are carried at estimated fair value or amortized cost, which approximates fair value.

Bonds

On the Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus, "Bonds" consist of bonds not backed by other loans and asset-backed securities.

Bonds not backed by other loans:
The Securities Valuation Office (“SVO”) of the NAIC evaluates the credit quality of the Company’s bond investments and issues related credit ratings. Bonds rated “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the financial statements at amortized cost, less any valuation adjustment. Bonds rated “6” (lowest quality) are reported at the lower of amortized cost or fair value. The interest method is used to amortize any purchase or discount, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least quarterly, with the prospective adjustment method used to recognize related changes in the estimated yield-to-maturity of such securities, except for interest-only securities, securities where yield has become negative or securities where cash flows include default and loss severity assumptions which utilize the prospective method.

Realized capital gains and losses are recognized based upon the specific identification of invested assets sold. Realized capital losses also include valuation adjustments for impairments of bonds, mortgage loans, and other investments that have experienced a decline in fair value that management considers to be other-
10

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
than-temporary. The Company performs periodic reviews of its investment portfolio to determine if there has been any other-than-temporary decline in the fair value of any individual securities. The Company considers numerous factors in evaluating each security including the length of time and the extent to which the fair value has been less than amortized cost, the financial condition and short-term prospects of the issuer and the intent and ability of the Company to retain the investment for a period of time sufficient to collect all amounts due according to the contractual terms of the security. If the Company determines that the decline in fair value below carrying value is other-than-temporary, the amortized cost basis of the investment is written down to fair value basis and the amount of the write down is accounted for as a realized capital loss.

Asset-backed securities:
Asset-backed securities (“ABS”) and structured securities are reported in the financial statements at amortized cost, less any valuation adjustment, or fair value depending on its SVO rating or book price. The interest method is used to amortize any purchase premium or discount. Use of the interest method for asset-backed bonds and structured securities includes estimates of future prepayments obtained from independent sources. Prepayment assumptions are updated at least quarterly, with the prospective adjustment method used to recognize related changes in the estimated yield-to-maturity of such securities, except for interest-only securities, securities where yield has become negative or securities where cash flows include default and loss severity assumptions which utilize the prospective method.

Common Stocks

The Company holds unaffiliated common stock. Common stock is held at fair value, while shares of Federal Home Loan Bank of Chicago (“FHLB”) stock are reported at cost, which approximates fair value.

Preferred Stocks

The Company holds unaffiliated redeemable and perpetual preferred stock. Redeemable preferred stocks with NAIC designation 1 to 3 are carried at amortized cost. Redeemable preferred stocks with NAIC designations 4 to 6 are reported at lower of amortized cost fair value. Perpetual preferred stocks are carried at fair value.

Investments in Subsidiaries

Investments in insurance subsidiaries are carried based on the underlying statutory equity of the subsidiary. The Company’s investment in Lancaster Re is fully nonadmitted as of December 31, 2025 and 2024. The Company’s book/carrying values and nonadmitted value of its investment in Lancaster Re were $13.5 million and $81.3 million as of December 31, 2025 and 2024, respectively.

Mortgage Loans

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are stated at amortized cost using the effective interest rate method, net of provisions for estimated losses. Purchases and sales of mortgage loans are recognized or derecognized in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital Stock on the loan’s settlement date, which is the date that the Company cash settles the purchase or sale of the loan. Transaction costs on mortgage loans are capitalized on initial recognition and are recognized in the Company’s Statutory Statements of Operations using the effective interest rate method. Mortgage loans, which primarily include commercial first lien mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan is made. The Company regularly assesses the value of the collateral.

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. When a mortgage loan is classified as impaired, allowances for credit losses are established to adjust the carrying value of the loan to its net recoverable amount.

The allowance for credit losses are estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral, if the loan is collateral dependent. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral less cost to sell, is less than the recorded amount of the loan. The full extent of impairment in the mortgage portfolio cannot be assessed solely by reviewing these loans individually. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. While management believes that it uses the best information available to establish the loan loss allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

It is the Company's policy to cease to carry accrued interest on commercial mortgage loans in default if deemed uncollectible or over 180 days past due. Interest income is recognized on impaired mortgage loans upon receipt.

Changes in allowances for losses are recorded as changes in unrealized gains and losses to surplus. Once the conditions causing impairment improve and future payments are reasonably assured, the mortgages are no longer classified as impaired and the
11

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
Company resumes accrual of income. However, if the original terms of the contract have been changed resulting in the Company providing an economic concession to the borrower at below market rates, then the mortgage is reclassified as restructured.

If the conditions causing impairment do not improve and future payments remain unassured, the Company typically derecognizes the asset through disposition or foreclosure. Uncollectible collateral-dependent loans are written off through realized losses for any difference between the carrying value and amount received for the underlying property at the time of disposition or foreclosure.

Contract Loans

Contract loans are carried at the amount of outstanding principal balance. Contract loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Other Investments

Other investments include investments in surplus notes, interests in limited partnerships, derivatives and collateral loans. Investments in surplus notes that are rated NAIC 1 or NAIC 2 are carried at amortized cost. Investments in limited partnerships that lack a controlling ownership interest are reported under the equity method. Collateral loans are reported at outstanding balance with a corresponding non-admitted asset for any amounts which are in excess of the fair value of the pledged collateral.

The Company did not report any Low Income Housing Tax Credit ("LIHTC") investments as of December 31, 2025 and 2024.

Derivatives

As part of the Company’s overall risk management policy, the Company uses options, swaps, forwards and futures to economically hedge its obligation under certain fixed indexed annuity contracts as well as mitigate certain risks inherent in the investment portfolio. For cross currency swaps, the Company is treating this as an accounting hedge and measures hedge effectiveness. Measurement coincides with the underlying hedged item which presently are bonds held at amortized cost. The Company’s accounting policy for the various types of derivatives instruments is discussed in Note 7.

ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

The AVR is established as a liability based upon a formula prescribed by the NAIC to offset potential credit-related investment losses on all invested assets, with changes in the AVR charged or credited directly to surplus. The IMR is established as a liability to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds and mortgage loans, resulting from changes in the general level of interest rates, and is amortized into income over the remaining years to expected maturity of the assets sold. Should the deferral of realized losses, net of income tax, result in a debit balance IMR, that amount is presented as an asset and nonadmitted.

INVESTMENT INCOME DUE AND ACCRUED

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds in default, (b) bonds delinquent more than 90 days or where collection of interest is improbable and (c) mortgage loans in default if deemed uncollectible or over 180 days past due. As of December 31, 2025 and 2024, the Company had $2.2 million and $0.6 million, respectively, of nonadmitted investment income due and accrued.

POLICY AND CONTRACT RESERVES

Policy reserves on annuity and supplementary contracts are calculated using the Commissioners’ Annuity Reserve Valuation Method, except variable annuities which use the Commissioners’ Annuity Reserve Valuation Method for Variable Annuities. The valuation interest assumptions follow the Standard Valuation Law and vary by the contracts’ characteristics and issue year.
Policy reserves on life contracts are based on statutory mortality and valuation interest rates using the Commissioner’s Reserve Valuation Method without consideration of withdrawals. The valuation interest and mortality assumptions follow the Standard Valuation Law and vary by the contracts’ characteristics and issue year.
Valuation methods provide, in the aggregate, reserves that are greater than or equal to the minimum of guaranteed policy cash values or the amount required by law.
Accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using specified statutory interest rates and mortality. Morbidity and lapse assumptions are based on Company experience.
Liability for deposit-type contracts represents contracts without significant mortality or morbidity risk. Payments received from sales of deposit-type contracts are recognized by providing a liability equal to the current value of the policyholders’ contracts. Interest rates credited to these contracts are based on the applicable terms of the respective contract.

12

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

LIABILITY FOR POLICY AND CONTRACT CLAIMS

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amounts reported are based upon actual pending claim amounts and historical experience, adjusted for trends and current circumstances. Revisions of these estimates are included in the Company’s Statutory Statements of Operations in the year such adjustments are determined to be required.

INCOME TAXES

The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with SSAP No. 101. Under the applicable asset and liability method for recording deferred income taxes, deferred taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes, using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on DTAs and DTLs is recognized in the period that includes the enactment date. Valuation allowances on DTAs are estimated based on the Company’s assessment of the realizability of such amounts. Refer to Note 13 of the Company’s financial statements for further discussion of the Company’s income taxes.

REINSURANCE

Policy and contract liabilities ceded have been reported as a reduction of the related reserves. Premiums, commissions, expense reimbursement, claims, and claim adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies.

A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile and is included in funds held under reinsurance treaties with unauthorized companies. Changes in this liability are reported directly in unassigned surplus.

EXPERIENCE REFUNDS

Experience refunds are calculated in accordance with the applicable reinsurance agreements. Experience refunds are primarily determined by claims experience on the ceded blocks, in addition to numerous factors that include profitability of the Company during the period covered by the refund and capitalization levels of the Company. Experience refunds are recorded directly in the Company’s Statutory Statements of Operations.

GUARANTY ASSOCIATION ASSESSMENTS

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business. Certain guaranty fund assessments paid by the Company are recoverable through premium tax credits over time.

RECOGNITION OF REVENUE AND RELATED EXPENSES

Scheduled life, accident and health insurance premiums and annuity considerations are recognized as revenue when due. Premiums for universal life and single premium contracts are recognized as revenue when collected. Benefits, surrenders and withdrawals are expensed as incurred. All acquisition costs and maintenance expenses are charged to the Company’s Statutory Statements of Operations as incurred.

OTHER INCOME

Other income primarily consists of various insurance policy charges.

SEPARATE ACCOUNTS

The Company has established unitized Separate Accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in the variable Separate Accounts include individual and group life and annuity contracts.

Net investment income, capital gains and losses, and changes in mutual fund asset values on the variable Separate Accounts are allocated to policyholders and therefore do not affect the operating results of the Company. Assets held in the variable Separate Accounts are carried at fair value. The investment risk of such securities is retained by the contractholder. The Company earns separate account fees for providing administrative services and bearing the mortality risks related to contracts for which funds are invested in variable Separate Accounts.

13

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
The activity of the variable Separate Accounts is not reflected in the Company’s financial statements except for the following:
•The fees that the Company receives, which are assessed periodically and recognized as revenue when assessed.

•The activity related to the guaranteed minimum death benefit, guaranteed minimum accumulation benefit and guaranteed minimum withdrawal benefit with offsetting transfers to/from the variable Separate Accounts are reflected in the Company’s financial statements.

•Premiums and withdrawals with offsetting transfers to/from the variable Separate Accounts are reflected in the Statutory Company’s Statement of Operations.

•Transfers from the variable Separate Accounts due and accrued, which include accrued expense allowances receivable from the variable Separate Accounts.

•The dividends-received-deduction (“DRD”), which is included in the Company’s income tax expense, is calculated based upon the variable Separate Accounts’ assets held in connection with variable contracts.

The results of variable annuity contracts and certain variable life policies are reinsured to Everlake pursuant to a modified coinsurance agreement.

NONADMITTED ASSETS

Certain assets are designated as “nonadmitted” under NAIC SAP. Such assets, principally related to amounts advanced to or due from financial representatives, prepaid expenses, interest due and accrued on certain investments, aged reinsurance recoverables, deferred tax assets in excess of statutory limits and the Company’s investment in Lancaster Re are excluded from assets and deducted from surplus in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2025 and 2024.

RECLASSIFICATIONS

Certain prior year amounts may have been reclassified to conform with the current year financial statement presentation.

ADOPTION OF NEW AND UPDATED NAIC SAP

Effective January 2025, the NAIC revised SSAP No. 2 to further restrict investments that are permitted for reporting as a cash equivalent or short-term investments. The revisions are intended to capture certain investment types on Schedule BA and eliminate the ability to design certain investments to qualify for short-term reporting. Investments for consideration under this revision are collateral loans, non-collateral loans and surplus notes. The adoption of this revision did not have a significant impact on the financial statements of the Company.

Effective January 2025, the NAIC has undertaken the Principles Based Bond Definition (PBBD) Project. PBBD clarifies the definition and identification of bonds utilizing a principles-based approach. The Company now must assess the creditor relationship and the substance of the investment agreement, not just the legal form, to determine whether a security qualifies as a bond or other type of investment. The impact of the adoption of PBBD caused revisions to SSAP No. 26, SSAP No. 43 and SSAP No. 21. The change in aggregate book adjusted carrying value ("BACV") of securities previously classified as bonds and now classified as other invested assets due to the implementation of PBBD is $11.8 million resulting in a change in surplus of $(0).

2.RELATED PARTY TRANSACTIONS

The Company has significant transactions with affiliates. Intercompany revenues and expenses recognized under these agreements may not necessarily be indicative of costs that would be incurred if the Company operated on a stand-alone basis and if these transactions were with unrelated parties. Below is a summary of significant transactions with affiliates.

Capital Contributions and Dividends

During 2025, the Company received capital contributions in the amount of $60.0 million from its parent compared to $30.0 million in 2024. The Company received no contributions in 2023.

The Company paid no ordinary dividends in 2025, 2024 or 2023.

For the year ended December 31, 2025, the Company contributed $18.0 million to Lancaster Re, all of which was recorded as a contribution payable. For the year ended December 31, 2024, the Company contributed $77.0 million to Lancaster Re, of which $67.0 million was recorded as a contribution payable. For the year ended December 31, 2023, the Company contributed $70.0 million to Lancaster Re, of which $10.0 million was recorded as a contribution payable.

14

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
Reinsurance Related Agreements

As more fully described in Note 8, the Company is party to various reinsurance transactions with affiliates.

Effective October 1, 2020, amended on July 1, 2021 the Company entered into a coinsurance agreement with Kuvare Bermuda Re Ltd., resulting in the transfer of certain fixed annuity contracts. The Company ceded statutory reserves of $1,224.0 million for which amounts are collateralized with a funds withheld account. The Company amended the agreement effective July 1, 2021 to increase the quota share from 35% to 50% on certain annuities ceding an additional $200.4 million of reserves. The Company had a receivable of $7.4 million at December 31, 2025 and a receivable of $24.6 million at December 31, 2024.

On December 31, 2019, the Company entered into a coinsurance agreement with GILICO, resulting in the transfer of certain life and annuity contracts. The Company ceded statutory reserves of $1,253.9 million in return for a ceding commission of $27.0 million, which was recorded in the Statutory Statements of Operations. The Company had a net receivable of $10.2 million and $10.5 million from GILICO under terms of the coinsurance agreement at December 31, 2025 and December 31, 2024, respectively.

Effective April 1, 2014, amended and restated on April 1, 2020, the Company entered into an indemnity reinsurance agreement on a combination coinsurance and coinsurance funds withheld basis with Lancaster Re, resulting in the transfer of XXX and AXXX reserves associated with certain term and universal life policies. In April 2014, the Company ceded statutory reserves of $2,773.2 million in return for a ceding commission, which was deferred net of tax into unassigned surplus in accordance with NAIC SAP. Amortization of $17.3 million, $16.5 million and $18.5 million was recorded during the years ended December 31, 2025, 2024 and 2023, resulting in an unamortized balance in surplus at December 31, 2025, 2024 and 2023 of $129.2 million, $146.5 million, and $163.0 million, respectively. The deferred ceding commission is amortized into income over the period under which earnings emerge from the business reinsured. The Company had a net reinsurance receivable from Lancaster Re of $25.6 million and $16.7 million at December 31, 2025 and 2024, respectively.

There is no reported risk-based capital or primary security shortfall associated with these agreements.

Administrative Service Agreements and Other

Effective January 1, 2023, the Company entered into a Cost Sharing and Services Agreement with Kuvare Corporate Management LLC ("KCM") whereby KCM provides administrative and other services to the Company. Total expenses incurred under this agreement to KCM were $12.3 million and $12.4 million for the year ended December 31, 2025 and 2024 respectively.

The Company and HoldCo have entered into a Services Agreement to provide certain administrative and other services to each other. There were no expenses incurred under this agreement to HoldCo for the years ended December 31, 2025 and 2024. Total expenses incurred for year ended 2023 were $4.3 million.

The Company and Lancaster Re have entered into a Services Agreement to provide certain administrative and other services to Lancaster Re. The Company and Lancaster Re also entered into an Investment Services Agreement pursuant to which the Company will provide investment management services with respect to assets of Lancaster Re. The Investment Services Agreement does not apply to the Funds Withheld Account held at Lincoln Benefit. Assets may be added to or withdrawn from the accounts at any time by Lancaster Re. Management and administrative fees are payable quarterly and totaled approximately $1.6 million, $1.5 million, and $1.4 million for the years ended December 31, 2025, 2024 and 2023 respectively.

Effective December 31, 2019, the Company entered into a Cost Sharing and Services Agreement with Kuvare US Holdings, Inc. (“Kuvare”) whereby Kuvare has agreed to provide certain management and administrative services to Lincoln Benefit, including management, reinsurance, legal, audit, administration, financial planning and other services. Lincoln Benefit reimburses Kuvare at cost for services provided by Kuvare pursuant to this agreement. Total expenses incurred under this agreement to the Company were $15.4 million, $14.0 million, and $13.5 million for the years ended December 31, 2025, 2024 and 2023, respectively.

On December 31, 2019, Lincoln Benefit entered into an Investment Management Agreement with Kuvare Insurance Services LP (KIS), whereby KIS has agreed to provide certain investment advisory and management services to Lincoln Benefit. Total expenses incurred under this agreement to the Company were $24.4 million and $25.2 million for the year ended December 31, 2024 and 2023, respectively. Effective July 1, 2024, KIS was sold to an external third party.

The Company is party to a federal income Tax Allocation Agreement with Kuvare US Holdings, Inc. Refer to Note 13 for more information related to this agreement.

Effective April 1, 2014, the Company entered into a Fee Letter (the “Fee Letter”) with Lanis LLC ("Lanis") pursuant to which the Company will pay Lanis the risk spread due on the Credit-Linked Note issued by Lanis to Lancaster Re. The fee letter also provided reimbursement in cash for any risk spread fees paid by the Company.

Effective November 4, 2016, the Company entered into an intercompany note receivable and note payable agreement with Lancaster Re in equal amounts (initially $100 million, and up to $1.0 billion). The consideration for each note is offset, and interest is paid quarterly based on rates defined in the agreement. The gross amounts as of December 31, 2025 and 2024 were $500.0 million and $490.0 million, respectively.

15

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

The maturities of the outstanding intercompany note receivable and payable as of December 31, 2025 and 2024 were as follows:

($'s in thousands)	December 31, 2025	December 31, 2024

2025	$—	$213,000
2026	30,500	30,500
2027	5,000	5,000
2028	30,100	—
2029	95,000	27,500
2030	48,000	15,000
2031	16,000	16,000
2032	25,900	—
2033	249,500	183,000
Total	$500,000	$490,000

Interest expense incurred on the note payable and interest income earned on the note receivable for the year ended December 31, 2025 were $15.8 million and $19.7 million, respectively. Interest expense incurred on the note payable and interest income earned on the note receivable for the year ended December 31, 2024 were $20.5 million and $10.8 million, respectively. Interest expense incurred on the note payable and interest income earned on the note receivable for the year ended December 31, 2023 were $21.2 million and $6.0 million, respectively.

Effective September 30, 2022, the Company established a revolving intercompany note of an amount not to exceed $250.0 million with an affiliated entity, Kuvare Bermuda Re Ltd ("KBR"). The Company had reported, including accrued interest, a $17.2 million receivable and a $26.8 million receivable at December 31, 2025 and 2024, respectively. Interest will be accrued from the date of each draw at a rate equal to Term Secured Overnight Financing Rate ("SOFR") Reference rate, plus 375 basis points.

Amounts Due To or From Affiliates

The Company reported the following receivables/(payables) from/(to) affiliates as of December 31, 2025 and 2024 excluding amounts related to taxes (see Note 13), reinsurance agreements and contributions:

($'s in thousands)	December 31, 2025	December 31, 2024

HoldCo	$(1,000)	$(1,000)
Lancaster Re	(584)	(1,553)
United Life Insurance Company	—	—
Guaranty Income Life Insurance Company	(26,594)	—
Kuvare	(6,959)	(4,633)

Intercompany receivable and payable balances are evaluated on an individual company basis. Intercompany balances are generally settled quarterly.

16

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
3.INVESTMENTS
The statement value and fair value of the Company’s bonds as of December 31, 2025 and 2024 were as follows:

December 31, 2025
($'s in thousands)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Issuer Credit Obligations:
U.S. Government Obligations	$129,269	$1	$(60,445)	$68,825
Other U.S. Government Obligations	191,400	—	(53,753)	137,647
Non-U.S. Sovereign Jurisdiction Securities	19,748	—	(7,371)	12,377
Municipal Bonds — General Obligations (Direct & Guaranteed)	34,644	4	(4,460)	30,188
Municipal Bonds — Special Revenue	483,153	37	(110,076)	373,114
Corporate Bonds (Unaffiliated)	3,498,332	3,844	(611,846)	2,890,330
Bonds Issued from SEC-Registered Business Development Corps, Closed End Funds & REITs (Unaffiliated)	1,000	—	(12)	988
Single Entity Backed Obligations (Unaffiliated)	186,476	8	(48,690)	137,794
Bank Loans — Issued (Unaffiliated)	5,975	—	(1,482)	4,493
Bank Loans — Acquired (Unaffiliated)	3,723	—	(602)	3,121
Total Issuer Credit Obligations	$4,553,720	$3,894	$(898,737)	$3,658,877
Asset Backed Securities:
Agency Residential Mortgage-Backed Securities — Guaranteed	56,230	—	(10,100)	46,130
Agency Commercial Mortgage-Backed Securities — Guaranteed	1	—	—	1
Agency Residential Mortgage-Backed Securities — Not/Partially Guaranteed	171,021	18	(25,118)	145,921
Agency Commercial Mortgage-Backed Securities — Not/Partially Guaranteed	1,164	—	(275)	889
Non-Agency Residential Mortgage-Backed Securities (Unaffiliated)	273,921	15	(79,669)	194,267
Non-Agency Commercial Mortgage-Backed Securities (Unaffiliated)	352,248	20	(45,906)	306,362
Non-Agency — CLOs/CBOs/CDOs (Unaffiliated)	139,317	59	(6,428)	132,948
Equity Backed Securities (Unaffiliated)	24,888	—	(2,080)	22,808
Other Financial Asset-Backed Securities — Not Self-Liquidating (Unaffiliated)	201,435	877	(5,925)	196,387
Lease-Backed Securities — Practical Expedient (Unaffiliated)	213,779	544	(30,585)	183,738
Other Non-Financial Asset-Backed Securities — Practical Expedient (Unaffiliated)	154,030	2,836	(12,333)	144,533
Total Asset Backed Securities	$1,588,034	$4,369	$(218,419)	$1,373,984

Total Issuer Credit Obligations and Asset Backed Securities	$6,141,754	$8,263	$(1,117,156)	$5,032,861
17

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

December 31, 2024
($'s in thousands)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. governments	$183,332	$1	$(73,890)	$109,443
All other governments	19,748	—	(7,961)	11,787
U.S. political subdivisions	55,187	71	(8,494)	46,764
Special revenue	1,264,450	33	(306,587)	957,896
Industrial and miscellaneous	5,708,131	4,327	(900,386)	4,812,072
Hybrids	119,254	366	(13,919)	105,701
Total bonds	$7,350,102	$4,798	$(1,311,237)	$6,043,663

The statement value and estimated fair value as of December 31, 2025 by maturity periods for bonds, other than ABS and mortgage-backed securities ("MBS") were as shown below:

December 31, 2025

($'s in thousands)	Statement Value	Fair Value

Due in one year or less	$161,443	$157,539
Due after one through five years	386,570	367,069
Due after five through ten years	378,705	348,788
Due after ten years	3,627,002	2,785,481
Total before asset and mortgage-backed securities	4,553,720	3,658,877
Asset and mortgage-backed securities	1,588,034	1,373,984
Total bonds	$6,141,754	$5,032,861

Actual maturities may differ from contractual maturities on ABS and MBS because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties; accordingly, the contractual maturities for those securities are not shown.

Proceeds from sales of investments in bonds for the years ended December 31, 2025, 2024 and 2023 were $382.3 million, $92.2 million and $158.1 million, respectively; gross gains for the years ended December 31, 2025, 2024 and 2023 were $2.2 million, $0.2 million and $0.0 million, respectively, and gross losses for the years ended December 31, 2025, 2024 and 2023 were $23.0 million, $17.0 million and $6.1 million, respectively. Investment grade bonds were 96.6% and 96.7% of the Company’s total bonds as of December 31, 2025 and 2024, respectively.

5GI securities are securities that have an NAIC 5 designation while "GI" refers to General Interrogatory and distinguishes NAIC 5GI securities from an NAIC 5 Designation. The Company held the following 5GI securities at December 31, 2025 and December 31, 2024:

($'s in thousands, except # of securities)	Number of 5GI Securities		Aggregate BACV		Aggregate Fair Value
	2025	2024	2025	2024	2025	2024
ICO - Amortized Cost	1	1	$5,000	$5,000	$2,382	$1,700
ABS - Amortized Cost	2	—	6,048		5,028
Preferred Stock - Amortized Cost	—	1	—	17,500	—	24,001
Preferred Stock - Fair Value	1	—	31,604	—	31,604	—
Total	4	2	42,652	22,500	39,014	25,701

18

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
For securities sold, redeemed or otherwise disposed as a result of a callable feature (including make whole call provisions), the number of CUSIPs and amount of investment income for the years ended December 31, 2025, 2024 and 2023 were as follows:

($'s in thousands, except # of securities)
	December 31, 2025		December 31, 2024		December 31, 2023
Type	General Account	Separate Account	General Account	Separate Account	General Account	Separate Account
Number of CUSIPs	3	—	—	—	—	—
Aggregate Amount of Investment Income	$573	$—	$—	$—	$—	$—

Pricing

Non-U.S. government fixed income holdings are valued on the basis of the quotes provided by pricing services, which are subject to pricing validation reviews and a pricing vendor challenge process. Valuations provided by vendors are generally based on the actual trade information as substantially all of the Company’s non-U.S. government holdings are traded in a transparent and liquid market.

Corporate debt securities mainly include investment grade positions, which are priced on the basis of quotes provided by third-party pricing vendors and first utilize valuation inputs from actively traded securities, such as bid prices, bid spreads to Treasury securities, Treasury curves, and same or comparable issuer curves and spreads. Issuer spreads are determined from actual quotes and traded prices and incorporate considerations of credit/default, sector composition, liquidity and call features. Where market data is not available valuations are developed based on the modeling techniques that utilize observable inputs and option adjusted spreads and incorporate considerations of the security’s seniority, maturity and the issuer’s corporate structure.

Values of residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS are obtained from third-party pricing vendors and through quoted prices, some of which may be based on the prices of comparable securities with similar structural and collateral features. Pricing inputs for ABS which are primarily comprised of debt securitized by credit card; student loan and auto receivables; focus on capturing collateral quality and performance, payment patterns, and delinquencies. Values of certain ABS for which there are no significant observable inputs are developed using benchmarks to similar transactions or indices.

For both CMBS and RMBS, cash flows are derived based on the transaction-specific information which incorporates priority in the capital structure and are generally adjusted to reflect benchmark yields, market prepayment data, collateral performance (default rates and loss severity) for specific vintage and geography, credit enhancements, and ratings. For certain RMBS and CMBS with low levels of market liquidity, judgments may be required to determine comparable securities based on the loan type and deal-specific performance. CMBS terms may also incorporate lock-out periods that restrict borrowers from prepaying the loans or provide disincentives to prepay and therefore reduce prepayment risk of these securities, as compared to RMBS. The factors specifically considered in valuation of CMBS include borrower-specific statistics in a specific region, such as debt service coverage and loan-to-value ratios, as well as the type of commercial property.

Other-than-temporary impairments (OTTI)

The Company recognizes and measures OTTI for asset-backed securities in accordance with SSAP No. 43, “Loan-Backed and Structured Securities”. In accordance with SSAP No. 43, if the fair value of a structured security is less than its amortized cost basis at the balance sheet date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and the present value of its expected future cash flows discounted at the effective interest rate implicit in the security.

If the Company intends to sell the structured security, or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. The amount of the OTTI recognized in earnings is the difference between the amortized cost basis and the fair value of the security.

If the Company does not intend to sell the structured security, or it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company performs cash flow testing to determine if the present value of its expected future cash flows discounted at the effective interest rate implicit in the security is less than its amortized cost basis.

Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral. Losses incurred on the respective portfolios are based on loss models using assumptions about key systemic risks such as unemployment rates and housing prices and loan specific information such as delinquency rates and loan-to-value ratios.

If the fair value of a debt security, other than those subject to SSAP No. 43, is less than its amortized cost basis at the balance sheet date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and its fair value.

19

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
If the Company intends to sell the debt security, or it is more likely that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. If the Company does not intend to sell the debt security, or it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company employs a portfolio monitoring process to identify securities that are OTTI.

The Company has an Investment Committee comprised of investment and finance professionals which meets at least quarterly to review individual issues or issuers that may be of concern. In determining whether a security is OTTI, the Investment Committee considers the factors described below. The process involves a quarterly screening of all securities where fair value is less than the amortized cost basis. Discrete credit events, such as a ratings downgrade, are also used to identify securities that may be OTTI. The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position and its near-term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector.

As a supplement to the qualitative assessment, independent screenings are performed to help identify securities that should be carefully scrutinized for inclusion on the watchlist and in the proper category. These include things like market value to book value ratio, highest unrealized losses, length of time at an unrealized loss and stress test results for structured securities. In making these evaluations, the Credit Committee exercises considerable judgment. Based on this evaluation, issues or issuers are considered for inclusion on one of the Company’s following watchlists: Monitor, Concern, High Concern, or Default.

“Monitor List”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require monitoring on a quarterly basis. The likelihood of future non‐repayment is considered not probable. For loan‐backed and structured securities, a principal loss would be projected under a significant stress model scenario. No OTTI charge is recorded in the Company’s Statutory Statements of Operations for unrealized loss on securities related to these issuers.

“Concern List”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require monitoring on a quarterly basis. The likelihood of future non‐repayment is considered above average but not probable. For loan‐backed and structured securities, a principal loss would be projected under a stress model scenario. No OTTI charge is recorded in the Company’s Statutory Statements of Operations for unrealized loss on securities related to these issuers.

“High Concern”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require continued monitoring. A security is moved from the Concern List to the High Concern List when changes in issuer-specific facts and circumstances increase the possibility that a security may become impaired. The likelihood of future non‐repayment is considered probable. For loan‐backed and structured securities, a principal loss would be projected under a base case model scenario. No OTTI charge is recorded in the Company’s Statutory Statements of Operations for unrealized loss on securities related to these issuers.

“Default List”- A security that is not current with respect to principal and interest or was issued by a company that has entered bankruptcy subsequent to acquisition or experienced a significant credit downgrade. Management has concluded the amortized cost basis of the security may not be recovered due to expected delays or shortfalls in the contractually specified cash flows. For these investments, the amount of OTTI recognized in the Company’s Statutory Statements of Operations is the difference between the amortized cost basis of the security and its fair value or present value of discounted cash flows dependent on the degree of impairment.

Should it be determined that a security is other than temporarily impaired, the Company records a loss through an appropriate adjustment in carrying value. During the year ended December 31, 2025, December 31, 2024, and December 31, 2023, the Company incurred $22.6 million, $15.7 million and $29.4 million of OTTI, respectively.

There are inherent risks and uncertainties in management’s evaluation of securities for OTTI. These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater than expected liquidity needs. All of these factors could impact management’s evaluation of securities for OTTI.
The gross unrealized losses and fair value of investments carried at amortized cost aggregated by investment category, number of securities and length of time that securities have been in an unrealized loss position at December 31, 2025 and 2024 were as follows:

20

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

December 31, 2025	Less than 12 months			12 months or more			Total
($'s in thousands, except # of securities)	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses

U.S. Government Obligations	1	$8,297	$(13)	3	$60,497	$(60,432)	4	$68,794	$(60,445)
Other U.S. Government Obligations	—	—	—	28	137,646	(53,753)	28	137,646	(53,753)
Non-U.S. Sovereign Jurisdiction Securities	—	—	—	3	12,377	(7,371)	3	12,377	(7,371)
Municipal Bonds — General Obligations (Direct & Guaranteed)	1	92	(1)	11	29,976	(4,459)	12	30,068	(4,460)
Municipal Bonds — Special Revenue	1	11,781	(812)	100	359,549	(109,264)	101	371,330	(110,076)
Corporate Bonds (Unaffiliated)	40	91,056	(1,216)	778	2,618,515	(610,630)	818	2,709,571	(611,846)
Single Entity Backed Obligations (Unaffiliated)	1	142	—	18	135,606	(48,690)	19	135,748	(48,690)
Bonds Issued from SEC-Registered Business Development Corps, Closed End Funds & REITs (Unaffiliated)	—	—	—	1	988	(12)	1	988	(12)
Bank Loans — Issued (Unaffiliated)	—	—	—	2	4,493	(1,482)	2	4,493	(1,482)
Bank Loans — Acquired (Unaffiliated)	2	208	(66)	1	1,190	(536)	3	1,398	(602)
Agency Residential Mortgage-Backed Securities — Guaranteed	—	—	—	17	46,113	(10,100)	17	46,113	(10,100)
Agency Commercial Mortgage-Backed Securities — Guaranteed	1	1	—	—	—	—	1	1	—
Agency Residential Mortgage-Backed Securities — Not/Partially Guaranteed	3	90	—	63	144,010	(25,118)	66	144,100	(25,118)
Agency Commercial Mortgage-Backed Securities — Not/Partially Guaranteed	—	—	—	5	889	(275)	5	889	(275)
Non-Agency Residential Mortgage-Backed Securities (Unaffiliated)	1	157	(3)	56	193,179	(79,666)	57	193,336	(79,669)
Non-Agency Commercial Mortgage-Backed Securities (Unaffiliated)	—	—	—	56	298,357	(45,906)	56	298,357	(45,906)
Non-Agency — CLOs/CBOs/CDOs (Unaffiliated)	4	25,095	(438)	22	95,392	(5,990)	26	120,487	(6,428)
Equity Backed Securities (Unaffiliated)	—	—	—	1	22,807	(2,080)	1	22,807	(2,080)
Other Financial Asset-Backed Securities — Not Self-Liquidating (Unaffiliated)	—	—	—	21	123,468	(5,925)	21	123,468	(5,925)
Lease-Backed Securities — Practical Expedient (Unaffiliated)	1	15	—	31	180,701	(30,585)	32	180,716	(30,585)
Other Non-Financial Asset-Backed Securities — Practical Expedient (Unaffiliated)	5	20,980	(1,653)	18	82,948	(10,680)	23	103,928	(12,333)
Total bonds	61	$157,914	$(4,202)	1,235	$4,548,701	$(1,112,954)	1,296	$4,706,615	$(1,117,156)

Total preferred stocks	—	$—	$—	4	$15,470	$(4,786)	5	$15,470	$(4,786)
Total bonds and stocks	61	$157,914	$(4,202)	1,239	$4,564,171	$(1,117,740)	1,301	$4,722,085	$(1,121,942)

December 31, 2024	Less than 12 months			12 months or more			Total
($'s in thousands, except # of securities)	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses

U.S. governments	3	$8,111	$(218)	20	$101,281	$(73,672)	23	$109,392	$(73,890)
All other governments	—	—	—	3	11,787	(7,961)	3	11,787	(7,961)
U.S. political subdivisions	1	239	(15)	14	37,398	(8,479)	15	37,637	(8,494)
Special revenue	21	11,218	(726)	256	946,297	(305,861)	277	957,515	(306,587)
Industrial and miscellaneous	87	311,528	(13,823)	1,074	4,021,024	(886,563)	1,161	4,332,552	(900,386)
Hybrids	6	34,311	(1,201)	19	66,491	(12,718)	25	100,802	(13,919)
Total bonds	118	$365,407	$(15,983)	1,386	$5,184,278	$(1,295,254)	1,504	$5,549,685	$(1,311,237)

Total preferred stocks	—	$—	$—	4	$12,877	$(1,128)	4	$15,275	$(1,230)
Total bonds and stocks	118	$365,407	$(15,983)	1,390	$5,197,155	$(1,296,382)	1,508	$5,564,960	$(1,312,467)

Repurchase Agreements

In 2021, the Company entered into repurchase agreements. Repurchase agreements are accounted for as secured borrowings within the liabilities section of the financial statements. In a repurchase agreement, the company receives cash and incurs a liability to return those funds, plus interest, at a specified future date. These agreements are normally short term in nature and assets are restricted as collateral. All transactions are documented under Master Repurchase Agreements (MRA) or Global MRA and are accounted for in the Company's books and records.
21

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

In order to mitigate the credit risk and replacement risk associated with such agreements, repurchase transactions are diversified across multiple counterparties. Each counterparty is approved through a formal credit process, monitored daily, and reviewed periodically via Goldman Sachs Asset Management (GSAM) Counterparty Risk Committee.

Repurchase transactions are generally collateralized by Treasuries, Agency Debentures, Agency MBS, IG Corporates and Municipals with a haircut at or below 5% in favor of the counterparties. The securities posted as collateral are priced daily and if the need arises margin is moved the same day to maintain a proper collateralization. The holdings of the investment portfolio are monitored closely to ensure adequate excess of eligible collateral for the margining process.

These repurchase agreements are Tri-party between Lincoln Benefit, GSAM, and bank counterparties. The following table describes the maximum and ending balance for each maturity time frame:

($'s in thousands)	Unaudited First Quarter	Unaudited Second Quarter	Unaudited Third Quarter	Fourth Quarter
At December 31, 2025
Maximum Amount
Open – No Maturity	$—	$—	$—	$—
Overnight	—	—	—	—
2 Days to 1 Week	—	—	915,548	—
> 1 Week to 1 Month	—	—	—	249,690
> 1 Month to 3 Months	916,781	925,246	—	—
> 3 Months to 1 Year	—	—	—	642,782
> 1 Year	—	—	—	—

Ending Balance
Open – No Maturity	$—	$—	$—	$—
Overnight	—	—	—	—
2 Days to 1 Week	—	—	—	—
> 1 Week to 1 Month	910,148	925,246	264,596	—
> 1 Month to 3 Months	—	—	—	—
> 3 Months to 1 Year	—	—	642,948	119,811
> 1 Year	—	—	3,996	—
Total Ending Balance	$910,148	$925,246	$911,540	$119,811

($'s in thousands)	Unaudited First Quarter	Unaudited Second Quarter	Unaudited Third Quarter	Fourth Quarter
At December 31, 2024
Maximum Amount
Open – No Maturity	$—	$—	$—	$—
Overnight	—	—	—	—
2 Days to 1 Week	—	—	—	—
> 1 Week to 1 Month	—	—	—	—
> 1 Month to 3 Months	—	—	—	—
> 3 Months to 1 Year	989,647	978,173	951,528	1,209,518
> 1 Year	—	—	—	—

Ending Balance
Open – No Maturity	$—	$—	$—	$—
Overnight	—	—	—	—
2 Days to 1 Week	—	—	—	—
> 1 Week to 1 Month	—	—	—	—
> 1 Month to 3 Months	—	—	—	—
> 3 Months to 1 Year	977,279	904,537	887,956	909,124
> 1 Year	—	—	—	—
Total Ending Balance	$977,279	$904,537	$887,956	$909,124

22

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

The following table details the securities "sold" under repurchase agreements:

($'s in thousands)	Unaudited First Quarter	Unaudited Second Quarter	Unaudited Third Quarter	Fourth Quarter
At December 31, 2025
Maximum Amount:
Book Adjusted Carry Value	XXX	XXX	XXX	$1,139,393
Non-admitted	XXX	XXX	XXX	XXX
Fair Value	$962,629	$969,611	$952,812	$920,321

Ending Balance:
Book Adjusted Carry Value	XXX	XXX	XXX	$211,600
Non-admitted	XXX	XXX	XXX	XXX
Fair Value	$954,551	$969,566	$944,585	$121,093

($'s in thousands)	Unaudited First Quarter	Unaudited Second Quarter	Unaudited Third Quarter	Fourth Quarter
At December 31, 2024
Maximum Amount:
Book Adjusted Carry Value	XXX	XXX	XXX	$1,274,548
Non-admitted	XXX	XXX	XXX	XXX
Fair Value	$1,011,837	$954,554	$971,993	$1,025,663

Ending Balance:
Book Adjusted Carry Value	XXX	XXX	XXX	$1,144,834
Non-admitted	XXX	XXX	XXX	XXX
Fair Value	$949,031	$929,183	$922,722	$901,060

The following table details the type and designation for securities "sold" under repurchase agreements:

	NAIC 1	NAIC 2	NAIC 3	Total
At December 31, 2025
Bonds – Book Adjusted Carry Value	$142,572	$62,066	$—	$204,638
Bonds – FV	$74,868	$39,263	$—	$114,131

	NAIC 1	NAIC 2	NAIC 3	Total
At December 31, 2024
Bonds – Book Adjusted Carry Value	$563,504	$581,331	$—	$1,144,835
Bonds – FV	$431,657	$469,403	$10,247	$911,307
23

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
Collateral Loans
The following is the amount admitted and nonadmitted, aggregated by the type of qualifying investment that secures the loan for the Company at December 31, 2025 ($'s in thousands) :

Collateral Type		Aggregate Collateral Loan	Admitted	Nonadmitted
(1)	Loan-Backed and Structured Securities
a.	Affiliated	—	—	—
b.	Unaffiliated	$44,897	$44,897	—
(2)	Real Estate
a.	Affiliated	—	—	—
b.	Unaffiliated	$16,044	$16,044	—
(3)	Joint Ventures, Partnerships, LLC
a.	Affiliated	—	—	—
b.	Unaffiliated	$21,689	$21,689	—
	Total	$82,630	$82,630	—

4. MORTGAGE LOANS

The Company invests in first lien commercial mortgage loans throughout the United States. Investments are diversified by property type and geographic area. The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management’s judgment, the mortgage loans’ values are impaired, appropriate losses are recorded.

The geographical distribution of the statement value of the mortgage loans portfolio as of December 31, 2025 and 2024 was as follows:

($'s in thousands)	December 31, 2025	December 31, 2024

Arizona	$14,489	$14,834
California	61,427	61,709
Florida	26,588	36,326
Georgia	69,217	80,808
Illinois	37,990	38,113
Massachusetts	12,412	12,991
Minnesota	23,250	23,250
Nevada	5,288	5,990
New Jersey	49,575	54,885
New York	75,224	74,958
Pennsylvania	16,337	16,113
South Carolina	21,562	22,034
Texas	8,327	10,408
Virginia	15,108	13,995
Total mortgage loans	$436,794	$466,414

Outstanding commitments on certain mortgage loans held in the investment portfolio to finance property improvements on underlying real estate totaled $13.5 million and $27.7 million at December 31, 2025 and 2024, respectively.

During 2025 and 2024, the Company did not originate any commercial loans; therefore, the maximum and minimum lending rates were 0.00%, respectively. During the years ended December 31, 2025 and 2024, the Company did not reduce interest rates on any outstanding mortgage loans. Mortgage loans are collateralized by the related properties and did not exceed 72% and 72% of the properties’ value at the time the original loan was made in 2025 and 2024, respectively.

A loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. The allowance for credit losses is estimated using the present value of expected cash flows discounted at the
24

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
loan’s effective interest rate or the fair value of the collateral, if the loan is collateral dependent. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the loan collateral, less cost to sell, is less than the recorded amount of the loan. The Company had one office property which became impaired in the third quarter of 2024 and was subsequently restructured resulting in the recognition of a $15.7 million realized loss. This same office property was fully impaired in the fourth quarter of 2025, resulting in a $11.6 million loss recognized in "Net realized capital losses" on the Statutory Statement of Operations. At December 31, 2025, no loans were impaired or past due.

A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. While management believes that it uses the best information available to establish the allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them. There was no general allowance for loan loss at December 31, 2025 or 2024.
Should the Company hold any other troubled debt, the Company may modify the terms of a loan by adjusting the interest rate, extending the maturity date, or both.

The Company accrues interest income on impaired loans to the extent it is deemed collectible, assuming it is delinquent less than 180 days and the loan continues to perform under its original or restructured contractual terms. Interest income is recognized on impaired mortgage loans upon receipt. At December 31, 2025, the Company has no loans over 180 days delinquent, and no loans on non-accrual status. At December 31, 2024, the Company had one loan for $11.6 million where interest was over 180 days delinquent and was in non-accrual status.

The credit quality indicator for the Company’s mortgage loans is a risk-rated measure based on the borrowers’ ability to pay and the value of the underlying collateral. The commercial mortgage loan risk rating is related to an increasing likelihood of loss, with lower quality ratings representing the category in which losses may be expected. It is used in measuring relative risk for the Asset Valuation Reserve calculation. The statement value of the Company’s mortgage loans, net of allowances for credit losses, by credit quality indicator as of December 31, 2025 and 2024 was as follows:

($'s in thousands)	December 31, 2025	December 31, 2024

CM1 - Highest Quality	$272,145	$264,008
CM2 - High Quality	90,678	116,897
CM3 - Medium Quality	73,971	73,928
Overdue and not in process of foreclosure	—	11,581
Total commercial mortgage loans	$436,794	$466,414

Residential mortgage loans	—	—
Total mortgage loans	$436,794	$466,414

25

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

5.     INVESTMENT GAINS AND LOSSES
Realized capital gains and losses

Realized capital gains and losses on debt securities, mortgages and derivatives which relate to changes in levels of interest rates are charged or credited to the IMR, net of tax, and amortized into income over the remaining contractual life of the security sold. Realized gains and losses from the remaining investments are reported, net of tax, on the Statutory Statements of Operations, but are not included in the computation of net gain from operations. Realized capital gains and losses are recognized on a specific identification basis.

Net realized gains and losses recognized through the Statutory Statements of Operations for the years ended December 31, 2025, 2024 and 2023 were comprised of the following:

($'s in thousands)	2025	2024	2023

Bonds	$(31,824)	$(27,679)	$(13,120)
Preferred stock	(1,565)	(286)	(23,098)
Common stock	(6,442)	—	—
Mortgage loans	(11,581)	(13,419)	137
Derivative instruments	(1)	2,070	2,892
Other investments	435	(3,060)	(23)
Subtotal	(50,978)	(42,374)	(33,212)
Capital gains tax benefit	802	(4,185)	(6,575)
Net realized losses	(51,780)	(38,189)	(26,637)
Losses transferred to IMR (net of taxes)	13,902	7,846	5,247
Total	$(37,878)	$(30,343)	$(21,390)

For the years 2025 and 2024, there were modifications to terms on loans held by the Company, and the recorded investment of modified loans at December 31, 2025 and December 31, 2024 was $25.3 million and $21.9 million, respectively. At the time of modification, the realized capital losses recognized the Company was $12.3 million and $3.1 million in 2025 and 2024, respectively.

In 2023, there was a modification to loan terms for one loan, Alpine Summit Collateral Loan. The underlying collateral value exceeded the outstanding loan value when it was modified, and the Company did not recognized any loss at the time of modification.

Unrealized capital gains and losses

Changes in unrealized gains and losses from investments are reported as a component of Capital and Surplus, net of deferred income taxes, and were as follows for the years ended December 31, 2025, 2024 and 2023:

($'s in thousands)	2025	2024	2023

Common stock	$(2,640)	$(3,241)	$(751)
Common stocks of affiliates	(85,789)	(116,401)	(91,101)
Preferred stock	12,894	8,073	7,771
Derivative instruments	(649)	(445)	999
Other invested assets	(3,173)	4,886	2,288
Bonds	(170)	(481)	—
Total	$(79,527)	$(107,609)	$(80,794)

26

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

6.NET INVESTMENT INCOME

Net investment income for the years ended December 31, 2025, 2024 and 2023 consisted of:

($'s in thousands)	2025	2024	2023

Bonds	$292,649	$343,786	$381,488
Equity securities	17,032	29,175	18,006
Mortgage loans	20,643	21,053	28,937
Contract loans	1,426	1,601	1,692
Cash, cash equivalents and short-term investments	12,702	15,418	11,078
Other investments	49,012	44,031	31,643
Gross investment income	393,464	455,064	472,844
Interest expenses	67,454	76,962	81,445
Third party administration costs	20,996	20,873	28,426
Other investment expenses	(2,294)	201	57
Net investment income before IMR amortization	307,308	357,028	362,916
IMR amortization	3,405	6,244	11,410
Total net investment income	$310,713	$363,272	$374,326

The Company’s policy is to exclude investment income due and accrued with amounts that are over 90 days past due for investments other than mortgage loans and over 180 days past due for mortgage loans or where the collection of interest is uncertain. Investment income due and accrued of $2.2 million and $0.6 million was excluded from surplus at December 31, 2025 and December 31, 2024, respectively. Gross investment income due and accrued was $66.6 million and $86.8 million at December 31, 2025 and December 31, 2024, respectively.

27

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

Included in investment income due and accrued is paid-in-kind ("PIK") interest. The cumulative amount of PIK interest at December 31, 2025 and 2024 is as follows:

($'s in thousands)	PIK Interest (Cumulative):
CUSIP:	2025	2024
8002932C1	$1,103	$877
95218#AD6	453	239
95218#AE4	902	499
BKI1KB650	—	2,443
Hunterpoint-KUV	—	89
BGH9H2RD7	229	229
BGH9H2RP0	884	884
BGH9H2RR6	1,056	1,056
BGH9H2RT2	216	216
122249AA3	167	146
178694AA3	53	45
3136BMAH1	43	44
3137FY7H3	372	292
38379G2S5	1,203	1,861
38379PBV8	1,194	1,768
38380U2K8	484	1,046
38380VQ53	1,434	1,569
38380YAC9	326	334
38381TFA8	615	579
43037BAA0	75	62
59171UAA0	339	285
65619CAA7	865	617
76927TAB2	176	150
88430LAA6KUV	72	59
01462*AB5KUV	128	—
01462*AA7KUV	385	—
67090S108	94	—
BKI2A6JV9	129	—
BKI2A6KQ8	129	—
BKI2A6KU9	129	—
BKI2A6L79	129	—
23366*AA8LBL	9	—
Total:	$13,393	$15,389

7.    DERIVATIVES

Derivative financial instruments utilized by the Company may include index options, swaps, forwards and futures contracts. The notional amounts specified in the contracts are used to calculate contractual payments under the agreements and are generally not representative of the potential for gain or loss on these contracts.

Market risk is the risk that the Company will incur losses due to adverse changes in market prices, interest or foreign exchange rates. Market risk exists for all of the derivatives that the Company holds. To limit this risk, the Company's senior management has established risk control limits.

Counterparty credit risk relates to the Company's potential loss if counterparties concurrently fail to perform under the contractual terms of the contracts. The Company manages its exposure to counterparty credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master agreements and obtaining collateral where appropriate. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Certain derivatives, including futures and certain option contracts, are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating potential credit risk. See Note 16 for the amount of derivative collateral held at December 31, 2025 and December 31, 2024; all collateral held is cash.
28

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

The Company uses derivatives to manage risks with certain assets and liabilities arising from potential adverse impacts from changes in interest rates, foreign exchange rates and equity markets. The Company does not use derivatives for speculative purposes. Derivative instruments that meet the criteria of a highly effective hedge are valued and reported in a manner consistent with the hedged asset or liability. If the Company does not seek hedge accounting treatment then the derivative is accounted for at fair value with the change in fair value recorded as an unrealized gain or loss.

The paragraphs below describe the derivatives the Company primarily uses, including the objectives, cash requirements and accounting policies.

Futures

The Company utilizes equity index futures contracts. Futures contracts are defined as commitments to buy or sell designated financial instruments based on specified prices, yields or indexes. Futures contracts provide returns based upon a specified index or interest rate applied to a notional amount. The Company uses futures to hedge exposures in annuity contracts. Daily cash settlement of variation margins is required for futures contracts and is based on the changes in daily prices. The final settlement of futures contracts is in cash.

Options

The Company also uses equity index options. Index option contracts provide returns at specified or optional dates based on a specified index applied to the option's notional amount. The Company purchases and writes (sells) option contracts primarily to reduce market risk associated with certain annuity contracts. When the Company purchases/sells option contracts at specific prices, it is required to pay/receive a premium to/from the counterparties. The amount of premium paid/received is based on the number of contracts purchased/sold, the specified price and the maturity date of the contract. The Company pays/receives cash equal to the premium of purchased/written options when the contract is established. Premiums paid are reported as a derivative asset and premiums received are reported as a derivative liability. The change in the fair value of option contracts is reported as a change in surplus, with an adjustment to derivatives. If the option is exercised, the Company receives/pays cash equal to the product of the number of contracts and the specified price in the contract with the gain or loss on settlement reported in realized gain or loss. If the options are not exercised and the contracts expire, then no additional cash is exchanged and the remaining book value is offset to realized gain or loss.

Swaps

The Company employs interest rate swaps to reduce interest rate risk associated with certain investments supporting certain annuity contracts as well as cross-currency swaps to mitigate adverse changes in foreign exchange rates for certain investments. An interest rate swap is an agreement between two counterparties to exchange one stream of interest payments for another to manage exposure to fluctuation in interest rates or achieve better borrowing terms. A cross-currency swap is an agreement between two parties to exchange principal and interest payments in different currencies for a pre-defined period. Swaps provide returns at contractually defined dates based on respective interest rates applied to the notional amount with the net difference resulting in interest and principal payments settled between the counterparties. The change in the fair value of the swap is reported as an unrealized gain/loss through surplus, with an adjustment to derivatives. Cash flows received/paid at the reset dates are reported in net investment income and consist of any differences in the amounts of contractual interest calculated due to the respective counterparties based on changes in rates. Swaps usually terminate upon expiration with no recognition of a gain or loss. If terminated through a sale, the Company may realize a gain or loss. In order to mitigate counterparty default risk, both parties to a swap contract are required to pledge assets, often cash or high-quality securities, to cover potential mark-to-market losses.
At December 31, 2025, the Company's cross currency swap is treated as an accounting hedge. The Company did not report any derivatives as accounting hedges as of December 31, 2024.

All derivative transactions are covered under standardized contractual agreements with counterparties, all of which include credit-related contingent features. Certain counterparty relationships also may include supplementary agreements with tailored terms, such as additional triggers for early terminations, acceptable practices related to cross-transaction netting, and minimum thresholds for determining collateral. Credit-related triggers include failure to pay or deliver on an obligation past certain grace periods, bankruptcy or the downgrade of credit ratings to below a stipulated level. These triggers apply to both the Company and its counterparty.

Derivatives are carried in accordance with SSAP No. 86, “Derivatives.” The Company’s underlying notional or principal amounts and gross fair values as of December 31, 2025 and 2024 were as follows:

	December 31, 2025				December 31, 2024
	Notional		Gross Fair Value		Notional		Gross Fair Value

($'s in thousands)	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities

Swaps	$—	$19,317	$—	$649	$—	$—	$—	$—

29

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

8.    REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Management believes that any liability arising from this contingency is unlikely. Everlake represents 41% and 40% of the Company’s ceded reserves as of December 31, 2025 and December 31, 2024, respectively.

The Company has agreements with several unrelated companies, which provide for reinsurance of portions of the net-amount-at-risk under certain policies. These amounts are reinsured on either a yearly renewable term, coinsurance or modified coinsurance basis.

The existing reinsurance agreements are subject to risk transfer as defined under SSAP No. 61 Life, Deposit-Type and Accident and Health Reinsurance and supplemented by A-791 Life and Health Reinsurance Agreements.  The Company has not entered into any reinsurance contracts that would limit the reinsurer’s assumption of significant risk or contain provisions that delay recording or reimbursement of losses.  All contracts settle quarterly, at a minimum.

On December 10, 2020, the Company recorded the receipt of an initial ceding commission of $82.3 million (before taxes of $17.3 million) as a result of an indemnity reinsurance agreement between the Company and COUNTRY Life Insurance Company, a life insurance company domiciled in Illinois. This amount was deferred in surplus in accordance with statutory accounting principles as defined in Account Practices and Procedures Manual Appendix A-791, paragraph 3 which limits the first year of recognition to the effective tax rate or 21%, resulting in an unamortized balance of $65.0 million in surplus at December 31, 2020. Amortization of $5.2 million, $9.9 million, and $14.2 million was recorded in 2025, 2024 and 2023, respectively, resulting in an unamortized balance in surplus of $24.9 million, $30.1 million, and $40.0 million at December 31, 2025, December 31, 2024, and December 31, 2023, respectively. The deferred ceding commission is amortized over the period under which earnings emerge from the business reinsured.
The effects of reinsurance were as follows for the years ended December 31, 2025, 2024 and 2023:

($'s in thousands)	2025	2024	2023

Insurance and other individual policy benefits and claims*:
Direct	$1,423,711	$1,369,491	$1,285,312
Assumed	42,821	50,867	49,982
Ceded - affiliated	(473,828)	(431,884)	(336,096)
Ceded - other non-affiliated	(853,338)	(869,979)	(864,068)
Net policy benefits and claims	$139,366	$118,495	$135,130

*Excludes surrender benefits

($'s in thousands)	2025	2024	2023
Premiums and annuity considerations:
Direct	$884,104	$934,730	$966,902
Assumed	24,861	19,681	23,790
Ceded - affiliated	(157,035)	(124,002)	(61,900)
Ceded - other non-affiliated	(739,398)	(819,084)	(911,952)
Net premiums and annuity considerations	$12,532	$11,325	$16,840

On March 6, 2019, Scottish Re (“SRUS”) was put into receivership by the Delaware Department of insurance (“the Receiver”). The Receiver filed a petition for approval of a rehabilitation plan for SRUS as of June 30, 2020; this plan was superceded by the Modified Plan of the Rehabilitation of Scottish Re effective June 30, 2022. Effective July 18, 2023, the Receiver filed a Motion for Entry of a Liquidation and Injunction Order with the recognition that SRUS was impaired and of unsound condition and that the rehabilitation was no longer viable. SRUS and the majority of its directors consented to the entry of this order which was deemed to be in the best interest of SRUS, its creditors and the general public. The Company released ceded reserves of $2.7 million to reflect the cancellation of the agreements per the terms of the liquidation order as of September 30, 2023. For claim recoverables, the Company had offset due premium against the outstanding settlements. Also, the Company received a $2.0 million partial payment in May 2022 under the court’s directive. As of December 31, 2023, the Company has written-off $1.5 million of ceded benefits with future action dependent on the manner of distribution of the SRUS assets. There were no additional
30

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
write-offs in 2025. The Company has fully non-admitted the remaining $6.2 million, in 2023, of unpaid settlements in accordance with recent interpretative accounting guidance issued by the NAIC under SSAP No. 61 which requires assets to be held in trust or supported by other collateral for admission.
For the year ended December 31, 2025, there was no commutation/recapture of ceded reinsurance. For the years ended December 31, 2024 and 2023, the Company had the following experience as a result of the commutation/recapture of ceded reinsurance, which was fully recaptured effective April 1, 2024:

($'s in thousands)	2024	2023
(1) Claims incurred	$18,218	$13,521
(2) Claims adjustment expenses incurred	—	—
(3) Premiums earned	(16,038)	(11,141)
(4) Other	—	—
Reserve Adjustment on Reinsurance Ceded	(2,241)	(2,447)
Commission and expense allowance	39	43
	$(22)	$(24)

(5) Company
Hannover Life Reassurance Company of America	$(22)	$(24)
	$(22)	$(24)

9.RESERVES FOR LIFE CONTRACTS AND DEPOSIT TYPE CONTRACTS

The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates and methodologies) which produce reserves at least as great as those required by law and contract provisions.

Deduction of deferred fractional premiums upon death of the insured and return of any portion of the final premium for the period beyond the date of death are not applicable to the business of the Company. Surrender values are not promised in excess of reserves legally computed.

For traditional life contracts, the cost of additional mortality for each policy is assumed to equal the additional premium charged for that policy period and is reserved accordingly. Additional premiums are collected for policies issued on substandard lives. Reserves are held in a manner consistent with traditional policies. For interest-sensitive policies, substandard mortality is reflected in the cost of insurance charges.

As of December 31, 2025, 2024 and 2023, the Company had $3,744.7 million, $3,683.9 million and $3,826.5 million of direct insurance in force for which gross premiums were less than the net premiums according to the standard of valuation required by the State of Nebraska, respectively. Deficiency reserves above base contract reserves as of December 31, 2025 and 2024 totaled $66.2 million and $65.8 million, respectively.

The Tabular Interest has been determined by formula as described in the NAIC instructions, except for some business for which the Tabular Interest is determined from basic policy data for reserving. The Tabular less Actual Reserve Released has been determined by formula as described in the NAIC instructions. The Tabular Cost has been determined by formula as described in the NAIC instructions, except for universal life products which use cost of insurance and some business which uses basic policy data for reserving. The Tabular Interest on funds not involving life contingencies was determined from the interest credited to the deposits, except for certain guaranteed interest contracts for which Tabular Interest on funds is determined by formula as described in the instructions.

The Company recorded no premium deficiency reserves related to accident and health contracts for the years ended December 31, 2025 and 2024.

There were no significant reserve changes during the year ended December 31, 2025.

31

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

Other reserve changes in 2024 were as follows:

2024			Ordinary				Group
Item	Total	Industrial Life	Life Insurance	Individual Annuities	Supplementary Contracts	Credit Life Group and Individual	Life Insurance	Annuities
Traditional Life - model refinements	$2,200	$—	$2,200	$—	$—	$—	$—	$—

3106999 Total	$2,200	$—	$2,200	$—	$—	$—	$—	$—

Other reserve changes in 2023 were as follows:

2023			Ordinary				Group
Item	Total	Industrial Life	Life Insurance	Individual Annuities	Supplementary Contracts	Credit Life Group and Individual	Life Insurance	Annuities
Annuity Reserve C3 Phase 1 Testing	$20,000	$—		$20,000	$—	$—	$—	$—

3106999 Total	$20,000	$—	$—	$20,000	$—	$—	$—	$—
32

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
The withdrawal characteristics of general account and separate account life reserves and deposits as of December 31, 2025 and 2024 were as follows:

	December 31, 2025
	($'s in thousands)
A.	General Account			Account Value	Cash Value	Reserve
	(1)	Subject to discretionary withdrawal, surrender values or policy loans:
		a.	Term policies with cash value	$—	$27,739	$88,318
		b.	Universal life	717,783	717,778	722,394
		c.	Universal life with secondary guarantees	3,465,797	3,216,621	7,109,597
		d.	Indexed universal life	50,829	46,991	50,059
		e.	Indexed universal life with secondary guarantees	822,547	707,613	753,505
		f.	Indexed life	—	—	—
		g.	Other permanent cash value life insurance	—	62,406	78,138
		h.	Variable life	—	—	—
		i.	Variable universal life	126,755	126,512	130,542
		j.	Miscellaneous reserves	—	—	42,308
	(2)	Not subject to discretionary withdrawal or no cash values
		a.	Term policies without cash value	XXX	XXX	2,333,638
		b.	Accidental death benefits	XXX	XXX	73
		c.	Disability - active lives	XXX	XXX	873
		d.	Disability - disabled lives	XXX	XXX	28,411
		e.	Miscellaneous reserves	XXX	XXX	86,646
	(3)	Total (gross: direct + assumed)		5,183,711	4,905,660	11,424,502
	(4)	Reinsurance ceded		4,951,038	4,669,125	11,156,955
	(5)	Total (net) (3 minus 4)		$232,673	$236,535	$267,547

B.	Separate Account with Guarantees			Account Value	Cash Value	Reserve
	(1)	Subject to discretionary withdrawal, surrender values or policy loans:
		a.	Term policies with cash value	$—	$—	$—
		b.	Universal life	—	—	—
		c.	Universal life with secondary guarantees	—	—	—
		d.	Indexed universal life	—	—	—
		e.	Indexed universal life with secondary guarantees	—	—	—
		f.	Indexed life	—	—	—
		g.	Other permanent cash value life insurance	—	—	—
		h.	Variable life	—	—	—
		i.	Variable universal life	—	—	—
		j.	Miscellaneous reserves	—	—	—
	(2)	Not subject to discretionary withdrawal or no cash values
		a.	Term policies without cash value	XXX	XXX	—
		b.	Accidental death benefits	XXX	XXX	—
		c.	Disability - active lives	XXX	XXX	—
		d.	Disability - disabled lives	XXX	XXX	—
		e.	Miscellaneous reserves	XXX	XXX	—
	(3)	Total (gross: direct + assumed)		—	—	—
	(4)	Reinsurance ceded		—	—	—
	(5)	Total (net) (3 minus 4)		$—	$—	$—
33

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

C.	Separate Account Nonguaranteed			Account Value	Cash Value	Reserve
	(1)	Subject to discretionary withdrawal, surrender values or policy loans:
		a.	Term policies with cash value	$—	$—	$—
		b.	Universal life	—	—	—
		c.	Universal life with secondary guarantees	—	—	—
		d.	Indexed universal life	—	—	—
		e.	Indexed universal life with secondary guarantees	—	—	—
		f.	Indexed life	—	—	—
		g.	Other permanent cash value life insurance	—	—	—
		h.	Variable life	—	—	—
		i.	Variable universal life	1,442,686	1,439,960	1,445,123
		j.	Miscellaneous reserves	—	—	—
	(2)	Not subject to discretionary withdrawal or no cash values
		a.	Term policies without cash value	XXX	XXX	—
		b.	Accidental death benefits	XXX	XXX	—
		c.	Disability - active lives	XXX	XXX	—
		d.	Disability - disabled lives	XXX	XXX	—
		e.	Miscellaneous reserves	XXX	XXX	—
	(3)	Total (gross: direct + assumed)		1,442,686	1,439,960	1,445,123
	(4)	Reinsurance ceded		—	—	—
	(5)	Total (net) (3 minus 4)		$1,442,686	$1,439,960	$1,445,123

D.				Amount
	Life and Accident and Health Annual Statement:
	1.	Exhibit 5, Life Insurance Section, Total (net)		$244,680
	2	Exhibit 5, Accidental Death Benefits Section, Total (net)		6
	3	Exhibit 5, Disability - Active Lives Section, Total (net)		362
	4	Exhibit 5, Disability - Disabled Lives Section, Total (net)		477
	5	Exhibit 5, Miscellaneous Reserves Section, Total (net)		22,022
	6	Subtotal		267,547

	Separate Accounts Annual Statement:
	7	Exhibit 3,line 0199999, Column 2		1,445,123
	8	Exhibit 3,line 0499999, Column 2		—
	9	Exhibit 3,line 0599999, Column 2		—
	10	Subtotal (Lines 7 through 9)		1,445,123
	11	Combined Total (Lines 6 plus 10)		$1,712,670

34

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

December 31, 2024
($'s in thousands)
A.	General Account			Account Value	Cash Value	Reserve
	(1)	Subject to discretionary withdrawal, surrender values or policy loans:
		a.	Term policies with cash value	$—	$22,811	$85,219
		b.	Universal life	766,254	766,245	771,543
		c.	Universal life with secondary guarantees	3,575,929	3,247,802	7,006,877
		d.	Indexed universal life	66,027	60,178	63,535
		e.	Indexed universal life with secondary guarantees	784,326	646,435	699,292
		f.	Indexed life	—	—	—
		g.	Other permanent cash value life insurance	—	59,199	75,517
		h.	Variable life	—	—	—
		i.	Variable universal life	117,573	117,041	122,507
		j.	Miscellaneous reserves	—	—	44,007
	(2)	Not subject to discretionary withdrawal or no cash values
		a.	Term policies without cash value	XXX	XXX	2,593,952
		b.	Accidental death benefits	XXX	XXX	80
		c.	Disability - active lives	XXX	XXX	1,121
		d.	Disability - disabled lives	XXX	XXX	27,034
		e.	Miscellaneous reserves	XXX	XXX	88,460
	(3)	Total (gross: direct + assumed)		5,310,109	4,919,711	11,579,144
	(4)	Reinsurance ceded		5,051,101	4,659,290	11,285,973
	(5)	Total (net) (3 minus 4)		$259,008	$260,421	$293,171

B.	Separate Account with Guarantees			Account Value	Cash Value	Reserve
	(1)	Subject to discretionary withdrawal, surrender values or policy loans:
		a.	Term policies with cash value	$—	$—	$—
		b.	Universal life	—	—	—
		c.	Universal life with secondary guarantees	—	—	—
		d.	Indexed universal life	—	—	—
		e.	Indexed universal life with secondary guarantees	—	—	—
		f.	Indexed life	—	—	—
		g.	Other permanent cash value life insurance	—	—	—
		h.	Variable life	—	—	—
		i.	Variable universal life	—	—	—
		j.	Miscellaneous reserves	—	—	—
	(2)	Not subject to discretionary withdrawal or no cash values
		a.	Term policies without cash value	XXX	XXX	—
		b.	Accidental death benefits	XXX	XXX	—
		c.	Disability - active lives	XXX	XXX	—
		d.	Disability - disabled lives	XXX	XXX	—
		e.	Miscellaneous reserves	XXX	XXX	—
	(3)	Total (gross: direct + assumed)		—	—	—
	(4)	Reinsurance ceded		—	—	—
	(5)	Total (net) (3 minus 4)		$—	$—	$—

C.	Separate Account Nonguaranteed			Account Value	Cash Value	Reserve
	(1)	Subject to discretionary withdrawal, surrender values or policy loans:
		a.	Term policies with cash value	$—	$—	$—
		b.	Universal life	—	—	—
		c.	Universal life with secondary guarantees	—	—	—
		d.	Indexed universal life	—	—	—
		e.	Indexed universal life with secondary guarantees	—	—	—
		f.	Indexed life	—	—	—
		g.	Other permanent cash value life insurance	—	—	—
		h.	Variable life	—	—	—
		i.	Variable universal life	1,326,289	1,320,309	1,327,896
		j.	Miscellaneous reserves	—	—	—
	(2)	Not subject to discretionary withdrawal or no cash values
		a.	Term policies without cash value	XXX	XXX	—
		b.	Accidental death benefits	XXX	XXX	—
		c.	Disability - active lives	XXX	XXX	—
		d.	Disability - disabled lives	XXX	XXX	—
		e.	Miscellaneous reserves	XXX	XXX	—
	(3)	Total (gross: direct + assumed)		1,326,289	1,320,309	1,327,896
	(4)	Reinsurance ceded		—	—	—
	(5)	Total (net) (3 minus 4)		$1,326,289	$1,320,309	$1,327,896

35

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

D.			Amount
	Life and Accident and Health Annual Statement:
	1.	Exhibit 5, Life Insurance Section, Total (net)	$270,417
	2	Exhibit 5, Accidental Death Benefits Section, Total (net)	3
	3	Exhibit 5, Disability - Active Lives Section, Total (net)	—
	4	Exhibit 5, Disability - Disabled Lives Section, Total (net)	491
	5	Exhibit 5, Miscellaneous Reserves Section, Total (net)	22,260
	6	Subtotal	293,171

	Separate Accounts Annual Statement:
	7	Exhibit 3,line 0199999, Column 2	1,327,896
	8	Exhibit 3,line 0499999, Column 2	—
	9	Exhibit 3,line 0599999, Column 2	—
	10	Subtotal (Lines 7 through 9)	1,327,896
	11	Combined Total (Lines 6 plus 10)	$1,621,067

36

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
10.WITHDRAWAL CHARACTERISTICS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES
The withdrawal characteristics of general account and separate account annuity reserves and deposits as of December 31, 2025 and 2024 were as follows:

December 31, 2025
($'s in thousands)
				General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
A.		INDIVIDUAL ANNUITIES:

	1.	Subject to discretionary withdrawal:
		a.	With market value adjustment	$129,976	$19,257	$—	$149,233	4.1%
		b.	At book value less current surrender charge of 5% or more	3,034	—	—	3,034	0.1%
		c.	At fair value	13,779	—	378,861	392,640	10.6%
		d.	Total with market value adjustment or at fair value (Total of a through c)	146,789	19,257	378,861	544,907	14.8%
		e.	At book value without adjustment (minimal or no charge or adjustment)	2,885,549	—	—	2,885,549	78.6%
	2.	Not subject to discretionary withdrawal		235,254	—	5,267	240,521	6.6%
	3.	Total (gross: direct + assumed)		3,267,592	19,257	384,128	3,670,977	100.0%
	4.	Reinsurance ceded		1,758,087	19,257	—	1,777,344
	5.	Total (net) (line 3 minus 4)		$1,509,505	$—	$384,128	$1,893,633
	6.	Amount included in A.1.b. above that will move to A.1.e.
		for the first time within the year after the statement date		$547	$—	$—	$547

				General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
B.		GROUP ANNUITIES:

	1.	Subject to discretionary withdrawal:
		a.	With market value adjustment	$115,131	$21	$—	$115,152	60.0%
		b.	At book value less current surrender charge of 5% or more	17	—	—	17	0.0%
		c.	At fair value	—	—	27,608	27,608	14.5%
		d.	Total with market value adjustment or at fair value (Total of a through c)	115,148	21	27,608	142,777	74.5%
		e.	At book value without adjustment (minimal or no charge or adjustment)	29,216	—	—	29,216	15.2%
	2.	Not subject to discretionary withdrawal		19,774	—	11	19,785	10.3%
	3.	Total (gross: direct + assumed)		164,138	21	27,619	191,778	100.0%
	4.	Reinsurance ceded		34,337	21	—	34,358
	5.	Total (net) (line 3 minus 4)		$129,801	$—	$27,619	$157,420
	6.	Amount included in B.1.b. above that will move to B.1.e.
		for the first time within the year after the statement date		$14	$—	$—	$14

				General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
C.		DEPOSIT TYPE CONTRACTS

	1.	Subject to discretionary withdrawal:
		a.	With market value adjustment	$—	$—	$—	$—	0.0%
		b.	At book value less current surrender charge of 5% or more	—	—	—	—	0.0%
		c.	At fair value	518	—	—	518	0.1%
		d.	Total with market value adjustment or at fair value (Total of a through c)	518	—	—	518	0.1%
		e.	At book value without adjustment (minimal or no charge or adjustment)	26,589	—	—	26,589	2.7%
	2.	Not subject to discretionary withdrawal		966,492	—	—	966,492	97.2%
	3.	Total (gross: direct + assumed)		993,599	—	—	993,599	100.0%
	4.	Reinsurance ceded		37,901	—	—	37,901
	5.	Total (net) (line 3 minus 4)		$955,698	$—	$—	$955,698
	6.	Amount included in C.1.b. above that will move to C.1.e.
		for the first time within the year after the statement date		$—	$—	$—	$—

37

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

D.			Amount
	Life and Accident and Health Annual Statement:
	1.	Exhibit 5, Annuities Section, Total (net)	$1,639,306
	2.	Exhibit 5, Supplementary Contracts With Life Contingencies (net)	—
	3.	Exhibit 7, Deposit-Type contracts, Line 14, Column 1	955,698
	4.	Subtotal	2,595,004

	Separate Accounts Annual Statement:
	5.	Exhibit 3,line 0299999, Column 2	411,748
	6.	Exhibit 3,line 0399999, Column 2	—
	7.	Policyholder dividend and coupon accumulations	—
	8.	Policyholder premiums	—
	9.	Guaranteed interest contracts	—
	10.	Other contract deposit funds	—
	11.	Subtotal	411,748
	12.	Combined Total	$3,006,752

38

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

December 31, 2024
($'s in thousands)
				General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
A.		INDIVIDUAL ANNUITIES:

	1.	Subject to discretionary withdrawal:
		a.	With market value adjustment	$148,695	$26,487	$—	$175,182	4.4%
		b.	At book value less current surrender charge of 5% or more	3,514	—	—	3,514	0.1%
		c.	At fair value	15,049	—	369,291	384,340	9.7%
		d.	Total with market value adjustment or at fair value (Total of a through c)	167,258	26,487	369,291	563,036	14.2%
		e.	At book value without adjustment (minimal or no charge or adjustment)	3,130,570	—	—	3,130,570	79.1%
	2	Not subject to discretionary withdrawal		257,337	—	5,251	262,588	6.6%
	3	Total (gross: direct + assumed)		3,555,165	26,487	374,542	3,956,194	100.0%
	4	Reinsurance ceded		1,847,302	26,487	—	1,873,789
	5	Total (net) (line 3 minus 4)		$1,707,863	$—	$374,542	$2,082,405
	6	Amount included in A.1.b. above that will move to A.1.e.
		for the first time within the year after the statement date		$818	$—	$—	$818

				General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
B.		GROUP ANNUITIES:

	1.	Subject to discretionary withdrawal:
		a.	With market value adjustment	$140,370	$19	$—	$140,389	62.0%
		b.	At book value less current surrender charge of 5% or more	17	—	—	17	0.0%
		c.	At fair value	—	—	26,929	26,929	11.9%
		d.	Total with market value adjustment or at fair value (Total of a through c)	140,387	19	26,929	167,335	73.9%
		e.	At book value without adjustment (minimal or no charge or adjustment)	37,147	—	—	37,147	16.4%
	2	Not subject to discretionary withdrawal		21,877	—	63	21,940	9.7%
	3	Total (gross: direct + assumed)		199,411	19	26,992	226,422	100.0%
	4	Reinsurance ceded		40,205	19	—	40,224
	5	Total (net) (line 3 minus 4)		$159,206	$—	$26,992	$186,198
	6	Amount included in B.1.b. above that will move to B.1.e.
		for the first time within the year after the statement date		$14	$—	$—	$14

				General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
C.		DEPOSIT TYPE CONTRACTS

	1.	Subject to discretionary withdrawal:
		a.	With market value adjustment	$—	$—	$—	$—	0.0%
		b.	At book value less current surrender charge of 5% or more	—	—	—	—	0.0%
		c.	At fair value	652	—	—	652	0.1%
		d.	Total with market value adjustment or at fair value (Total of a through c)	652	—	—	652	0.1%
		e.	At book value without adjustment (minimal or no charge or adjustment)	31,878	—	—	31,878	2.7%
	2	Not subject to discretionary withdrawal		1,155,853	—	—	1,155,853	97.2%
	3	Total (gross: direct + assumed)		1,188,383	—	—	1,188,383	100.0%
	4	Reinsurance ceded		45,053	—	—	45,053
	5	Total (net) (line 3 minus 4)		$1,143,330	$—	$—	$1,143,330
	6	Amount included in C.1.b. above that will move to C.1.e.
		for the first time within the year after the statement date		$—	$—	$—	$—
39

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

D.			Amount
	Life and Accident and Health Annual Statement:
	1.	Exhibit 5, Annuities Section, Total (net)	$1,867,069
	2	Exhibit 5, Supplementary Contracts With Life Contingencies (net)	—
	3	Exhibit 7, Deposit-Type contracts, Line 14, Column 1	1,143,330
	4	Subtotal	3,010,398

	Separate Accounts Annual Statement:
	5	Exhibit 3,line 0299999, Column 2	401,534
	6	Exhibit 3,line 0399999, Column 2	—
	7	Policyholder dividend and coupon accumulations	—
	8	Policyholder premiums	—
	9	Guaranteed interest contracts	—
	10	Other contract deposit funds	—
	11	Subtotal	401,534
	12	Combined Total	$3,411,932

40

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
11.     SEPARATE ACCOUNTS

The Company continues to have variable life policies and variable annuity contracts in-force, however, it stopped issuing new business on these products in 2017 and 2006, respectively. The assets and liabilities of variable life policies and variable annuity contracts are recorded as assets and liabilities of the Separate Accounts and are legally insulated from the General Account, excluding any purchase payments or transfers directed by the contract holder to earn a fixed rate of return which are included in the Company’s General Account assets. The legal insulation of the Separate Accounts assets prevents such assets from being generally available to satisfy claims resulting from the General Account. Separate Accounts which contain variable annuity and variable life business are unit investment trusts registered with the Securities and Exchange Commission (“SEC”). The results of the Separate Accounts related to variable annuity and certain variable life business are reinsured to Everlake, formerly ALIC, pursuant to a modified coinsurance agreement. Other variable life business has been separately reinsured to GILICO pursuant to a modified coinsurance agreement and certain variable life mortality risks have been reinsured to another counterparty pursuant to a Monthly Renewable Term (“MRT”) agreement.

The Separate Accounts allow the contract holder to accumulate funds within a variety of portfolios, at rates which depend upon the return achieved from the types of investments chosen. The net investment experience of the Separate Accounts is credited directly to the contract holder and can be favorable or unfavorable. The assets of each portfolio are held separately from the other portfolios and each has distinct investment objectives and policies. Absent any contract provision wherein the Company provides a guarantee, the contract holders of the variable annuity and variable life products bear the investment risk that Separate Accounts’ funds may not meet their stated investment objectives.

The assets legally insulated and not legally insulated from the general account as of December 31, 2025 and 2024 were attributed to the following products/transactions:

($'s in thousands)	December 31, 2025		December 31, 2024
Product/transaction	Legally insulated assets	Separate Account Assets (Not legally insulated)	Legally insulated assets	Separate Account Assets (Not legally insulated)
Variable annuity contracts	$412,091	$—	$401,934	$—
Variable life policies	1,442,682	—	1,326,237	—
Total	$1,854,773	$—	$1,728,171	$—

Some of the Separate Account liabilities are guaranteed by the General Account. To compensate the General Account for the risk taken on variable annuity products, the Separate Accounts paid risk charges of $0.8 million, $0.9 million and $0.8 million for the years ended December 31, 2025, 2024 and 2023, respectively. All such guarantees and the related risk charges are reinsured to Everlake, formerly ALIC. The risk charges related to variable life products are not explicit, but rather embedded within the cost of insurance.

The amounts paid by the General Account for Separate Account guarantees for the years ended December 31, 2025, 2024 and 2023 were $0.4 million, $0.6 million and $1.3 million, respectively. Certain of these guarantees and the related risk charges are reinsured to Everlake.

The Company did not have securities lending transactions within the Separate Accounts at December 31, 2025 or 2024.

41

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
An analysis of the Separate Account reserves as of December 31, 2025 was as follows:

	($'s in thousands)		Index	Nonindexed Guarantee Less Than/Equal to 4%	Nonindexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total

1	Premiums, considerations or deposits for the year ended 12/31/25		$—	$—	$—	$49,668	$49,668

	Reserves at 12/31/25
2	For accounts with assets at:
	a.	Fair value	—	—	—	1,856,871	1,856,871
	b.	Amortized cost	—	—	—	—	—
	c.	Total Reserves	$—	$—	$—	$1,856,871	$1,856,871

3	By withdrawal characteristics:
	a.	Subject to discretionary withdrawal	$—	$—	$—	$—	$—
		1. With market value adjustment	—	—	—	—	—
		2. At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
		3. At fair value	—	—	—	1,851,592	1,851,592
		4. At book Value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—
		5. Subtotal	—	—	—	1,851,592	1,851,592
	b.	Not subject to discretionary withdrawal	—	—	—	5,279	5,279
	c.	Total Reserves	$—	$—	$—	$1,856,871	$1,856,871

4	Reserves for Asset Default Risk in Lieu of AVR		$—	$—	$—	$—	$—

An analysis of the Separate Account reserves as of December 31, 2024 was as follows:

	($'s in thousands)		Index	Nonindexed Guarantee Less Than/Equal to 4%	Nonindexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total

1	Premiums, considerations or deposits for the year ended 12/31/24		$—	$—	$—	$52,925	$52,925

	Reserves at 12/31/24
2	For accounts with assets at:
	a.	Fair value	—	—	—	1,729,430	1,729,430
	b.	Amortized cost	—	—	—	—	—
	c.	Total Reserves	$—	$—	$—	$1,729,430	$1,729,430

3	By withdrawal characteristics:
	a.	Subject to discretionary withdrawal	$—	$—	$—	$—	$—
		1. With market value adjustment	—	—	—	—	—
		2. At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
		3. At fair value	—	—	—	1,724,116	1,724,116
		4. At book Value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—
		5. Subtotal	—	—	—	1,724,116	1,724,116
	b.	Not subject to discretionary withdrawal	—	—	—	5,314	5,314
	c.	Total Reserves	$—	$—	$—	$1,729,430	$1,729,430

4	Reserves for Asset Default Risk in Lieu of AVR		$—	$—	$—	$—	$—

42

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
The reconciliation of Net Transfers to/(from) the Statement of Operations of the Separate Account Statement to the Statutory Statement of Operations of the Company for the years ended December 31, 2025, 2024 and 2023 was as follows:

($'s in thousands)	2025	2024	2023

Transfers as reported in the Summary of Operations of the Separate Accounts Statements
Transfers to Separate Accounts	$49,668	$52,925	$55,011
Transfers from Separate Accounts	(134,807)	(141,191)	(94,161)
Net transfers from Separate Accounts	$(85,139)	$(88,266)	$(39,150)

12.FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs. The Company uses observable inputs incorporated into proprietary modeling for select private holdings deemed more representative of the characteristics of these securities. Assets and liabilities recorded on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1 Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2 Assets and liabilities whose values are based on the following:

(a) Quoted prices for similar assets or liabilities in active markets;
(b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3 Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.

The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models.

The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third-party valuation sources for selected securities. The Company performs ongoing price validation procedures such as backtesting of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions. There were no significant changes made in valuation techniques during 2025 or 2024.

The Company may reclassify assets reported at fair value between levels of the SSAP No. 100 fair value hierarchy if appropriate based on changes in the quality of valuation inputs available during a reporting period. The policy governing when these transfers are recognized did not change during 2025 or 2024. The Company transferred $24.3 million into Level 3 in 2024 due to the lack of observable market data.

43

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
The Company’s assets and liabilities by classification measured at fair value as of December 31, 2025 were as follows:

($'s in thousands)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total

Assets at fair value:
Separate account assets	$1,854,773	$—	$—	$—	$1,854,773
Other invested assets	—	22,199	21,790	87,836	131,825
Perpetual preferred stock	—	106,631	95,512	—	202,143
Total assets at fair value	$1,854,773	$128,830	$117,302	$87,836	$2,188,741

Liabilities at fair value:

Separate account liabilities	$1,854,773	$—	$—	$—	$1,854,773
Total liabilities at fair value	$1,854,773	$—	$—	$—	$1,854,773

The Company’s assets and liabilities by classification measured at fair value as of December 31, 2024 were as follows:

($'s in thousands)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total

Assets at fair value:
Separate account assets	$1,728,171	$—	$—	$—	$1,728,171
Other invested assets	—	19,664	24,333	102,936	146,933
Perpetual preferred stock	—	105,673	92,947	—	198,620
Total assets at fair value	$1,728,171	$125,337	$117,280	$102,936	$2,073,724

Liabilities at fair value:

Separate account liabilities	$1,728,171	$—	$—	$—	$1,728,171
Total liabilities at fair value	$1,728,171	$—	$—	$—	$1,728,171

Fair value measurements in level 3 of the fair value hierarchy were as follows as of December 31, 2025:

($'s in thousands) Description	Balance at 01/01/2025	Transfers into Level 3	Transfers out of Level 3	Total gains and losses included in Net Income	Total gains and losses included in Surplus	Purchases	Settlements/Sales/Distributions	Balance at 12/31/2025

Financial Instruments
Other invested assets	$24,333	$—	$—	$—	$(1,796)	$1,649	$(2,397)	$21,789
Perpetual Preferred Stock	92,947	—	—	—	2,565	—	—	95,512

Total Assets	$117,280	$—	$—	$—	$769	$1,649	$(2,397)	$117,301

Fair value measurements in level 3 of the fair value hierarchy were as follows as of December 31, 2024:

($'s in thousands) Description	Balance at 01/01/2024	Transfers into Level 3	Transfers out of Level 3	Total gains and losses included in Net Income	Total gains and losses included in Surplus	Purchases	Settlements/Sales/Distributions	Balance at 12/31/2024

Financial Instruments
Other invested assets	$—	$24,278	$—	$—	$948	$551	$(1,444)	$24,333
Perpetual Preferred Stock	90,000	—	—	—	696	2,251	—	92,947

Total Assets	$90,000	$24,278	$—	$—	$1,645	$2,802	$(1,444)	$117,280

44

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
The carrying amounts and estimated fair values of the Company’s financial instruments as of December 31, 2025 were as follows:

($'s in thousands)	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Not Practicable (Carrying Value)

Assets at fair value:
Bonds	$5,032,861	$6,141,754	$68,825	$4,944,320	$19,716	$—	$—
Preferred stock	218,653	223,399	—	123,141	95,512	—	—
Common stock	15,853	36,272	14,137	1,716	—	—	20,419
Mortgage loans	407,062	436,794	—	—	407,062	—	—
Other investments	433,273	446,046	—	297,641	47,796	87,836	—
Contract loans	27,951	27,951	—	—	27,951	—	—
Cash and short-term investments	385,035	385,035	385,035	—	—	—	—
Separate account assets	1,854,773	1,854,773	1,854,773	—	—	—	—

Liabilities at fair value:
Deposit type contracts	$965,093	$955,698	$—	$—	$965,093	$—	$—
Separate account liabilities	1,854,773	1,854,773	1,854,773	—	—	—	—
Derivative liabilities	(348)	649	—	(348)	—	—	—
The carrying amounts and estimated fair values of the Company’s financial instruments as of December 31, 2024 was as follows:

($'s in thousands)	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Not Practicable (Carrying Value)

Assets at fair value:
Bonds	$6,043,661	$7,350,102	$66,964	$5,976,697	$—	$—	$—
Preferred stock	236,540	231,125	—	143,593	92,947	—	—
Common stock	48,987	75,689	48,987	—	—	—	26,702
Mortgage loans	423,888	466,414	—	—	423,888	—	—
Other investments	596,699	626,633	—	443,245	50,518	102,936	—
Contract loans	31,338	31,338	—	—	31,338	—	—
Cash and short-term investments	215,813	215,813	179,813	36,000	—	—	—
Separate account assets	1,728,171	1,728,171	1,728,171	—	—	—	—

Liabilities at fair value:
Deposit type contracts	$1,131,657	$1,143,330	$—	$—	$1,131,657	$—	$—
Separate account liabilities	1,728,171	1,728,171	1,728,171	—	—	—	—

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments are summarized below:

Cash, cash equivalents and short-term investments – The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. Cash, cash equivalents and short-term investments include money market instruments, highly liquid debt instruments and certain other investments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1.

Bonds and preferred stock – The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, market activity or other inputs observable in the market. The Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, pricing overrides may be used. Internally developed valuations are generally included in Level 3 in the fair value hierarchy.

The fair value of private fixed maturities and redeemable preferred stock, which are comprised of investments in private placement securities are primarily determined using discounted cash flow models. These models primarily use observable inputs
45

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including observed prices and spreads for similar publicly traded or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.

Common stocks – The Company’s investment in FHLB stock is not practicable to measure fair value due to the redemption provisions. It is reported in accordance with SSAP No. 30 and represents the price at which the FHLB will repurchase the stock. Reference “Other invested assets” below for discussion surrounding NAV.

Mortgage loans – The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans.

Derivatives - The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives.

Other invested assets – The Company’s other invested assets consist of investments in surplus notes as well as limited partnerships and collateral loans. Investments in surplus notes are 144A institutionally traded private placements. Pricing is readily available from multiple pricing sources and therefore these are reflected in Level 2. Collateral loans are shown as Level 3 based on discounted cash flows and value of underlying collateral which may utilize unobservable inputs. Limited partnerships are reported at NAV, where available, or Level 3 based on their reliance on unobservable inputs.
Certain investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. Invested assets using NAV as a practical expedient consist of certain limited partnership and collateral loan interests in real estate, common stock, hedge, insurance and other funds. All of these investments have individually varying investment strategies which also have a variety of redemption terms and conditions including certain fund interests that are restricted until maturity. The Company believes that using NAV as a practical expedient for these investments is a fair and close approximation of the investment’s liquidation value.

Contract loans - The fair value of contract loans is determined by estimating future policy loan cash flows and discounting the cash flows at the current loan coupon rate. As a result, the carrying value of the contract loans approximates the fair value.

Separate Accounts – Separate account assets and liabilities consist principally of investments in mutual fund shares. The fair values are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy.

Deposit Liabilities – Only the portion of deposit liabilities with defined or contractual maturities are reflected in the table above. The fair value is based upon the present value of the expected future cash flows.

13.     FEDERAL INCOME TAXES

In 2025, the Company and its subsidiary, Lancaster Re, entered into the Kuvare Consolidated Tax Return which is governed by a tax allocation agreement with Lancaster Re, Guaranty Income Life Insurance Company, United Life Insurance Company, and Kuvare Bermuda Re, Ltd., under Internal Revenue Code Section 1504(c)(1). For 2024 and prior years, the Company filed a consolidated return with its subsidiary, Lancaster Re.

On July 4, 2025, the One Big Beautiful Bill Act was signed into U.S. law, introducing a broad range of business tax reform. The Company does not expect the new legislation to have a material impact on the ongoing effective tax rate or financial condition.

The Company does not believe it has any uncertain tax positions for its federal income tax return that would be material to its financial condition, results of income, or cash flows. Therefore, the Company did not record a liability for unrecognized tax contingencies/benefits at December 31, 2025 or 2024. As of December 31, 2025, there were no uncertain tax positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase within 12 months of the reporting date. No amounts have been accrued for interest or penalties.

The application of SSAP No. 101 requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTAs to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors including: (1) the nature of the DTAs and DTLs; (2) whether they are ordinary or capital; (3) the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time carryovers can be utilized; (6) unique tax rules that would impact the utilization of the DTAs and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

46

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
The components of the Company’s net DTAs and DTLs as of December 31, 2025 and 2024 were as follows:

($'s in thousands)		December 31, 2025			December 31, 2024			Change
		(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
		Ordinary	Capital	(Col. 1 + 2) Total	Ordinary	Capital	(Col. 4 + 5) Total	(Col. 1 - 4) Ordinary	(Col. 2-5) Capital	(Col. 7 + 8) Total
a.	Gross Deferred Tax Assets	$153,273	$18,652	$171,925	$161,232	$3,027	$164,259	$(7,959)	$15,625	$7,666
b.	Statutory Valuation Allowance Adjustment	126,319	9,202	135,521	—	—	—	126,319	9,202	135,521
c.	Adjusted Gross Deferred Tax Assets (a - b)	26,954	9,450	36,404	161,232	3,027	164,259	(134,278)	6,423	(127,855)
d.	Deferred Tax Assets Nonadmitted	—	—	—	128,452	—	128,452	(128,452)	—	(128,452)
e.	Subtotal Net Admitted Deferred Tax Asset (c - d)	26,954	9,450	36,404	32,780	3,027	35,807	(5,826)	6,423	597
f.	Deferred Tax Liabilities	(10,834)	—	(10,834)	(3,153)	—	(3,153)	(7,681)	—	(7,681)
g.	Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability) (e - f)	$16,120	$9,450	$25,570	$29,627	$3,027	$32,654	$(13,507)	$6,423	$(7,084)

The component amounts of the Company's net admitted DTAs by tax character as of December 31, 2025 and 2024 were as follows:

	($'s in thousands)	December 31, 2025			December 31, 2024			Change
		(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
		Ordinary	Capital	(Col. 1 + 2) Total	Ordinary	Capital	(Col. 4 + 5) Total	(Col. 1 - 4) Ordinary	(Col. 2-5) Capital	(Col. 7 + 8) Total
	Admission Calculation Components SSAP No. 101
a.	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b.	Adjusted Gross Tax Assets Expected to Be Realized (Excluding the Amount of Deferred Tax Assets from a) above) After Application of the Threshold Limitation. (The Lesser of (b)1 and (b)2 Below)	16,120	9,450	25,570	29,627	3,027	32,654	(13,507)	6,423	(7,084)
	1. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following the Balance Sheet Date	16,120	9,450	25,570	29,627	3,027	32,654	(13,507)	6,423	(7,084)
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	xxx	xxx	25,570	xxx	xxx	30,000	xxx	xxx	(4,430)
c.	Adjusted Gross Deferred Tax Assets (Excluding the Amount of Deferred Tax Assets from a) and b) above) Offset by Gross Deferred Tax Liabilities	10,834	—	10,834	3,153	—	3,153	7,681	—	7,681
d	Total Admitted under 11a) through 11c)	$26,954	$9,450	$36,404	$32,780	$3,027	$35,807	$(5,826)	$6,423	$597

The recovery period and threshold limitation information as of December 31, 2025 and December 31, 2024 were as follows:

($'s in thousands)	2025	2024

Ratio Percentage Used to Determine Recovery Period and Threshold Amount Limitation	431.6%	427.8%
Amount of Adjusted Capital and Surplus Used to Determine Recovery Period and Threshold Limitation in (b)2 above.	$244,961	$278,536

The impact of tax planning strategies, as used in the Company's SSAP No. 101 calculation, on adjusted gross and net admitted DTAs as of December 31, 2025 and 2024 were as follows:

($'s in thousands)	December 31, 2025		December 31, 2024		Change
	(1)	(2)	(3)	(4)	(5)	(6)
	Ordinary	Capital	Ordinary	Capital	(Col. 1 - 3) Ordinary	(Col. 2-4) Capital

Impact of Tax Planning Strategies
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
1. Adjusted Gross DTAs Amount	$153,273	$18,652	$161,232	$3,027	$(7,959)	$15,625
2. Percentage of Adjusted Gross DTAs by Tax Character Attributable to the Impact of Tax Planning Strategies	17.59%	50.66%	0.00%	0.00%	17.59%	33.07%
3. Net admitted Adjusted Gross DTAs amount	$26,954	$9,450	$32,780	$3,027	$(5,826)	$6,423
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Admitted Because of the Impact of Tax Planning Strategies	100.00%	100.00%	0.00%	0.00%	100.00%	100.00%
As of December 31, 2025, the Company's tax planning strategies includes the use of reinsurance. As of December 31, 2024, the Company's tax planning strategies did not include the use of reinsurance.

The Company has an investment in Lancaster Re for which it has not recorded deferred taxes at this time. The amount of any deferred tax balance attributable to this investment has not yet been quantified. Aside from the Company’s investment in
47

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
Lancaster Re, the Company has no temporary differences for which deferred taxes have not been established as of December 31, 2025 or 2024.

The Company's significant components of income taxes incurred for the years ended December 31, 2025, 2024 and 2023 were as follows:

($'s in thousands)	2025	2024	2023

Current Income Tax	$—	$—	$10,273
Federal income tax (benefit) on net realized capital losses	802	(4,185)	(6,575)
Federal and foreign income taxes (benefit) incurred	$802	$(4,185)	$3,698

The Company's significant components of the Company’s DTAs and DTLs as of December 31, 2025 and 2024 were as follows:

($'s in thousands)	December 31, 2025	December 31, 2024	Change

Deferred Tax Assets:
Ordinary:
Policyholder reserves	$14,620	$13,739	$881
Investments	—	1,926	(1,926)
Deferred acquisition costs	132,031	124,215	7,816
Receivables -- nonadmitted	1,906	1,629	277
Net operating loss carryforward	4,461	19,331	(14,870)
Other (including items <5% of total ordinary tax assets)	255	392	(137)
Subtotal	153,273	161,232	(7,959)

Statutory valuation allowance adjustment	126,319	—	126,319
Nonadmitted	—	128,452	(128,452)
Admitted ordinary deferred tax assets	26,954	32,780	(5,826)
Capital:
Investments	3,213	3,027	186
Net capital loss carry-forward	15,439	—	15,439
Other (unrealized gains)	—	—	—
Subtotal	18,652	3,027	15,625
Statutory valuation allowance adjustment	9,202	—	9,202
Nonadmitted	—	—	—
Admitted capital deferred tax assets	9,450	3,027	6,423
Admitted deferred tax assets	36,404	35,807	597

Deferred Tax Liabilities
Ordinary
Investments	(9,796)	—	(9,796)
Deferred and uncollected premium	(858)	(978)	120
Other	(180)	(2,175)	1,995
Subtotal	(10,834)	(3,153)	(7,681)

Capital
Investments	—	—	—
Other (unrealized gains)	—	—	—
Subtotal	—	—	—

Deferred tax liabilities	(10,834)	(3,153)	(7,681)

Net deferred tax assets	$25,570	$32,654	$(7,084)

48

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
The change in net deferred income taxes was comprised of the following:

($'s in thousands)	December 31, 2025	December 31, 2024	Change

Total deferred tax assets	$36,404	$164,259	$(127,855)
Total deferred tax liabilities	(10,834)	(3,153)	(7,681)
Net deferred tax asset (liability)	$25,570	$161,106	(135,536)
Tax effect of unrealized gains (losses)			2,877
Change in net deferred income tax			$(132,659)
Tax effect of non-admitted assets			17,686
Change in net deferred income tax per rate reconciliation			$(114,973)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate of 21% to income before income taxes for 2025, 2024 and 2023. The significant items causing this difference for the years ended December 31, 2025, 2024 and 2023 were as follows:

($'s in thousands)	December 31, 2025		December 31, 2024		December 31, 2023
	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate

Provision computed at statutory rate	$(12,002)	21.00%	$1,272	21.00%	$(3,087)	21.00%
IMR amortization	(715)	1.25%	(1,311)	-21.65%	(2,396)	16.30%
Transfer of IMR	(2,919)	5.11%	(1,648)	-27.20%	(1,102)	7.50%
Amortization of initial ceding commission	(4,733)	8.28%	(5,559)	-91.76%	(6,877)	46.78%
Adjustment for tax allocation agreement	—	0.00%	(2,742)	-45.26%	(17,895)	121.73%
Statutory unrealized losses	2,876	-5.03%	1,687	27.85%	1,508	-10.26%
Provision to return	2,259	-3.95%	2,021	33.36%	11,427	-77.73%
Change in valuation allowance	135,520	-237.11%	—	0.00%	—	0.00%
Other	(4,511)	7.89%	(6,020)	-99.39%	(7,055)	47.98%
Total income taxes	$115,775	-202.56%	$(12,300)	-203.05%	$(25,477)	173.30%

Current income taxes incurred	802		(4,185)		3,698
Change in net deferred income taxes	114,973		(8,115)		(29,175)
Total statutory income taxes	$115,775		$(12,300)		$(25,477)

At December 31, 2025 and 2024, the Company had net operating loss carryforwards of $21.2 million and $92.1 million, respectively, which have an unlimited carryforward period. For the years ended December 31, 2025 and 2024, the Company had no tax credit carryforwards. For the years ended December 31, 2025 and 2024, the Company had $15.4 million and $0 of capital loss carryforwards, respectively. The Company had no income taxes paid in prior years available for recoupment in the event of future net capital losses at December 31, 2025. The Company did not have deposits admitted under Section 6603 of the Internal Revenue Code as of December 31, 2025. There was no alternative minimum tax credit as of December 31, 2025 or 2024. Additionally, the Company does not meet the threshold for being subjected to the Corporate Alternative Minimum Tax as enacted by the Inflation Reduction Act.

14. CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company had 30,000 common shares authorized and 25,000 shares issued and outstanding at December 31, 2025 and 2024. All shares had a par value of $100 per share.

The Company’s ability to pay dividends is subject to certain statutory restrictions. The State of Nebraska has enacted laws governing the payment of dividends to stockholders by domestic insurers. Pursuant to state statues, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without the prior approval of the Nebraska Director of Insurance (the "NE DOI Director") is limited to the greater of: (i) 10% of its statutory surplus as of the preceding December 31; or (ii) the Company’s statutory net gain from operations for the preceding calendar year. See Note 2 for more information related to the payment of dividends.

The Company paid no ordinary or extraordinary dividends in 2025, 2024 or 2023.

49

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

In 2025, the Company had the following surplus notes or similar obligations outstanding:

($'s in thousands) Issue Date	Original Issue Amount	Holder is Related Party	Carrying Amount at December 31, 2024	Carrying Amount at December 31, 2025	Maturity Date	Current Year Interest	Life to Date Interest
December 31, 2022	$60,000	YES	$60,000	$60,000	December 31, 2052	$4,650	$13,950
	$60,000		$60,000	$60,000		$4,650	$13,950

The surplus note was received in cash and carries an annual interest rate of 7.75%. Surplus notes are subordinate in right to payment to policyholders, claimant and beneficiary claims, and all prior claims of the Company as defined in the surplus notes, but senior to the claims of shareholders.

No principal or interest payments on the surplus note have been made since issuance. Payments of principal and interest for the surplus note must be approved in advance by the Nebraska Department of Insurance and subject to the Company's surplus exceeding minimum capital thresholds.

15.RISK-BASED CAPITAL

Life and health insurance companies are subject to certain Risk-based Capital (“RBC”) requirements as specified by the NAIC. The RBC requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting principles, taking into account the risk characteristics of its investments and products. The Company has exceeded the minimum RBC requirements at December 31, 2025.

16.COMMITMENTS AND CONTINGENT LIABILITIES

Regulation and Compliance

The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company’s business, if any, are uncertain.
The Company is currently being examined by certain states for compliance with unclaimed property laws, premium tax filings and market conduct. It is possible that these examinations may result in additional payments to states and to changes in the Company’s practices and procedures, which could impact benefit payments, operating expenses and reserves, among other consequences; however, it is not likely to have a material effect on the financial statements of the Company.
The Company is assessed amounts by the state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. As of December 31, 2025 and December 31, 2024, the Company accrued $2.6 million and $4.1 million respectively, for guaranty fund assessments. As of December 31, 2025 and December 31, 2024, the Company had accrued $2.5 million and $3.4 million, respectively, for the related premium tax offset expected to be received. The period over which these assessments are expected to be paid varies. Premium tax offsets are realized on a straight-line basis over the period allowed by each individual state once the guaranty fund assessment has been paid. The Company did not recognize an impairment loss on the premium tax offsets in 2025, 2024 or 2023. The liabilities or assets related to guaranty fund assessments arising from insolvencies of entities that wrote long-term care contracts were not material as of December 31, 2025 and 2024.
Liabilities and assets, discounted and undiscounted, related to guaranty fund assessments arising from insolvencies of entities that wrote long-term care contracts were as follows as of December 31, 2025 ($’s in thousands):

	Guaranty fund assessment		Related assets
Name of Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
American Network Insurance Company	$14	$9	$13	$8
Penn Treaty Network America Insurance Company	$109	$49	$12	$2
50

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
The discount rate applied as of December 31, 2025 was 4.25%.
The number of jurisdictions, ranges of years used to discount and weighted average number of years of the discounting time period for payables and recoverables by insolvency in 2025 were as follows:

	Payables			Recoverables
Name of Insolvency	Number of jurisdictions	Range of years	Weighted average number of years	Number of jurisdictions	Range of years	Weighted average number of years
American Network Insurance Company	31	7-52	44	27	7-52	45
Penn Treaty Network America Insurance Company	5	35-47	46	4	35-41	8
Liabilities and assets, discounted and undiscounted, related to guaranty fund assessments arising from insolvencies of entities that wrote long-term care contracts were as follows as of December 31, 2024 ($’s in thousands):

	Guaranty fund assessment		Related assets
Name of Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
American Network Insurance Company	$15	$9	$14	$8
Penn Treaty Network America Insurance Company	$114	$49	$17	$2
The discount rate applied as of December 31, 2024 was 4.25%.
The number of jurisdictions, ranges of years used to discount and weighted average number of years of the discounting time period for payables and recoverables by insolvency in 2024 were as follows:

	Payables			Recoverables
Name of Insolvency	Number of jurisdictions	Range of years	Weighted average number of years	Number of jurisdictions	Range of years	Weighted average number of years
American Network Insurance Company	31	9-54	46	27	9-54	47
Penn Treaty Network America Insurance Company	5	37-49	47	4	37-43	8
Retained Assets

Effective April 1, 2014, the Company ceased offering Allstate Advantage Accounts (“Allstate Advantage”). Those retained asset accounts previously offered through the Allstate Advantage Account remain reinsured to Everlake, formerly ALIC. The Allstate Advantage accounts were offered to beneficiaries of certain life policies when the death benefit proceeds payable were $50,000 or greater, and for certain annuity contracts for proceeds of $10,000 or greater. The retained asset accounts are reported on a direct basis and fully reinsured. The Allstate Advantage accounts enabled beneficiaries to deposit benefit proceeds into an interest bearing checking account in the beneficiaries’ name at the Northern Trust Company. The beneficiaries may draw upon these funds at their discretion, including an immediate withdrawal of the funds in full. During 2025 and 2024, the Allstate Advantage accounts earned interest at an average interest rate of 0.25%. These accounts are not FDIC insured.

The Company also offers to beneficiaries of certain life policies the option to deposit proceeds into a deposit fund, which continues to credit interest in accordance with the terms of the original contract. The interest rate credited to these deposit funds ranged from 2.0% to 4.0% in 2025 and 2024, respectively.

The Company had the following amount and number of assets retained in deposit funds as of December 31, 2025 and 2024:

($'s in thousands)	December 31, 2025		December 31, 2024
	Number	Balance	Number	Balance
a. Up to and including 12 months	—	$—	—	$—
b. 13 to 24 months	—	—	1	403
c. 25 to 36 months	1	417	1	159
d. 37 to 48 months	1	131	4	409
e. 49 to 60 months	4	327	4	23
f. Over 60 months	17	4,294	18	4,417
g. Total	23	$5,169	28	$5,411
51

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025

The activity in the Company’s assets retained in deposit funds for the years ended December 31, 2025, 2024 and 2023 was as follows:

	2025		2024		2023
($'s in thousands)	Individual		Individual		Individual
	Number	Balance	Number	Balance	Number	Balance
Number/balance of retained asset accounts, beginning of year	28	$5,412	31	$5,593	34	$6,947
Number/amount of retained asset accounts issued/added during the year	—	—	1	101	1	389
Investment earnings credited to retained asset accounts during the year	N/A	177	N/A	195	N/A	217
Fees and other charges assessed to retained asset accounts during the year	N/A	—	N/A	—	N/A	—
Number/amount of retained asset accounts transferred to state
unclaimed property funds during the year	—	—	—	—	—	—
Number/amount of retained asset accounts closed/withdrawn during the year	(5)	(420)	(4)	(478)	(4)	(1,960)
Number/balance of retained asset accounts, end of year	23	$5,169	28	$5,411	31	$5,593
Leases

The Company leases office space under a non-cancellable operating lease agreement. The Company paid $0.2 million pursuant to this operating lease during each of the years ended December 31, 2025 and 2024.
The minimum aggregate rental commitments as of December 31, 2025 and 2024 were immaterial.
Unfunded commitments

The Company has commitments to provide additional capital contributions of $33.2 million and $18.3 million to joint ventures, partnerships and limited liability companies at December 31, 2025 and December 31, 2024, respectively. Refer to Note 4 for commitments to provide additional capital contributions related to mortgage loans.
Litigation and Other Matters

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company’s financial condition. Given the inherent difficulty of predicting the outcome of the Company’s litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the financial position or results of operations.

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, information technology agreements, and service agreements.  The Company has also agreed to indemnify its directors, officers and employees in accordance with the Company’s by-laws.  The Company believes any potential liability under these agreements is neither probable nor estimable. Therefore, the Company has not recorded any associated liability.

52

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
Pledged or Restricted Assets

The following were restricted assets (including pledged assets) as of December 31, 2025 ($’s in thousands):

Restricted Asset Category		Gross (Admitted & Nonadmitted) Restricted
		Current Year					6 Total From Prior Year	7 Increase / (Decrease) (5 minus 6)	Current Year
		1 Total General Account (G/A)	2 G/A Supporting Separate Account (S/A) Activity	3 Total S/A Restricted Assets	4 S/A Assets Supporting G/A Activity	5 Total (1 plus 3)			8 Total Nonadmitted Restricted	9 Total Admitted Restricted (5 minus 8)	10 Gross (Admitted & Nonadmitted) Restricted to Total Assets, %	11 Admitted Restricted to Total Admitted Assets, %
a.	Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	$—	$—	—%	—%
b.	Collateral held under security lending agreements	—	—	—	—	—	—	—	—	—	—%	—%
c.	Subject to repurchase agreements	211,600	—	—	—	211,600	1,144,834	(933,234)	—	211,600	2.076%	2.109%
d.	Subject to reverse repurchase agreement	—	—	—	—	—	—	—	—	—	—%	—%
e.	Subject to dollar repurchase agreements	—	—	—	—	—	—	—	—	—	—%	—%
f.	Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	—	—	—	—%	—%
g.	Placed under option contracts	—	—	—	—	—	—	—	—	—	—%	—%
h.	Letter stock or securities restricted as to sale -- excluding FHLB capital stock	—	—	—	—	—	—	—	—	—	—%	—%
i.	FHLB capital stock	20,419	—	—	—	20,419	26,702	(6,283)	—	20,419	0.200%	0.204%
j.	On deposit with states	7,797	—	—	—	7,797	7,811	(14)	—	7,797	0.076%	0.078%
k.	On deposit with other regulatory bodies	594	—	—	—	594	594	—	—	594	0.006%	0.006%
l.	Pledged as collateral to FHLB (including assets backing funding agreements)	1,383,823	—	—	—	1,383,823	1,661,953	(278,130)	—	1,383,823	13.577%	13.793%
m.	Pledged as collateral not captured in other categories	1,110	—	—	—	1,110	80	1,030	—	1,110	0.011%	0.011%
n.	Other restricted assets	—	—	—	—	—	—	—	—	—	—%	—%
o.	Collateral assets received and on balance sheet	—	—	—	—	—	—	—	—	—	—%	—%
p.	Assets held under modco reinsurance agreements	—	—	—	—	—	—	—	—	—	—%	—%
q.	Assets held under funds withheld reinsurance agreements**	4,422,545	—	—	—	4,422,545	—	4,422,545	—	4,422,545	43.391%	44.081%
r.	Total restricted assets (Sum of a through q)	$6,047,888	$—	$—	$—	$6,047,888	$2,841,974	$3,205,914	$—	$6,047,887	59.337%	60.282%

**The book adjusted carrying value (BACV) of assets held under funds withheld reinsurance agreements include $4.0 billion of bonds, $0.1 billion of mortgage loans, $0.1 billion of cash, cash equivalents, and short-term investments, and $0.2 billion of other invested and other assets. None of the assets held under funds withheld reinsurance agreements are investments in related parties or affiliates.

The following were assets pledged as collateral in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, were reported in the aggregate) as of December 31, 2025 ($’s in thousands):

Description of Assets	Gross (Admitted and Nonadmitted) Restricted							8	Percentage
	Current Year					6	7
	1	2	3	4	5	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Current Year Admitted Restricted	9	10
	Total General Account (G/A)	G/A Supporting S/A Activity (a)	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity (b)	Total (1 plus 3)				Gross (Admitted and Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivatives collateral	$1,110	$—	$—	$—	$1,110	$80	$1,030	$1,110	0.0%	0.0%

Total	$1,110	$—	$—	$—	$1,110	$80	$1,030	$1,110	0.0%	0.0%

(a) subset of column 1
(b) subset of column 3

53

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
The following were restricted assets (including pledged assets) as of December 31, 2024 ($’s in thousands):

Restricted Asset Category		Gross (Admitted & Nonadmitted) Restricted							Current Year
		Current Year					6 Total From Prior Year	7 Increase / (Decrease) (5 minus 6)	8 Total Nonadmitted Restricted	9 Total Admitted Restricted (5 minus 8)	Percentage
		1	2	3	4	5					10	11
		Total General Account (G/A)	G/A Supporting S/A Activity (a)	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity (b)	Total (1 plus 3)					Gross (Admitted & Nonadmitted) Restricted to Total Assets (c)	Admitted Restricted to Total Admitted Assets (d)
a.	Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	$—	$—	0.0%	0.0%
b.	Collateral held under security lending agreements	—	—	—	—	—	—	—	—	—	0.0%	0.0%
c.	Subject to repurchase agreements	1,144,834	—	—	—	1,144,834	1,188,356	(43,522)	—	1,144,834	10.0%	10.2%
d.	Subject to reverse repurchase agreement	—	—	—	—	—	—	—	—	—	0.0%	0.0%
e.	Subject to dollar repurchase agreements	—	—	—	—	—	—	—	—	—	0.0%	0.0%
f.	Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	—	—	—	0.0%	0.0%
g.	Placed under option contracts	—	—	—	—	—	—	—	—	—	0.0%	0.0%
h.	Letter stock or securities restricted as to sale -- excluding FHLB capital stock	—	—	—	—	—	—	—	—	—	0.0%	0.0%
i.	FHLB capital stock	26,702	—	—	—	26,702	29,890	(3,188)	—	26,702	0.2%	0.2%
j.	On deposit with states	7,811	—	—	—	7,811	7,823	(13)	—	7,811	0.1%	0.1%
k.	On deposit with other regulatory bodies	594	—	—	—	594	595	—	—	594	0.0%	0.0%
l.	Pledged as collateral to FHLB (including assets backing funding agreements)	1,661,953	—	—	—	1,661,953	1,840,620	(178,667)	—	1,661,953	14.6%	14.8%
m.	Pledged as collateral not captured in other categories	80	—	—	—	80	840	(760)	—	80	0.0%	0.0%
n.	Other restricted assets	—	—	—	—	—	—	—	—	—	0.0%	0.0%
o.	Total Restricted Assets	$2,841,974	$—	$—	$—	$2,841,974	$3,068,124	$(226,150)	$—	$2,841,974	24.9%	25.3%

	(a) subset of column 1						(c) Column 5 divided by Asset Page, Column 1, Line 28
	(b) subset of column 3						(d) Column 9 divided by Asset Page, Column 3, Line 28

The following were assets pledged as collateral in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, were reported in the aggregate) as of December 31, 2024 ($’s in thousands):

Description of Assets	Gross (Admitted and Nonadmitted) Restricted							8	Percentage
	Current Year					6	7
	1	2	3	4	5	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Current Year Admitted Restricted	9	10
	Total General Account (G/A)	G/A Supporting S/A Activity (a)	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity (b)	Total (1 plus 3)				Gross (Admitted and Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivatives collateral	$80	$—	$—	$—	$80	$840	$(760)	$80	0.0%	0.0%

Total	$80	$—	$—	$—	$80	$840	$(760)	$80	0.0%	0.0%

(a) subset of column 1
(b) subset of column 3

54

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
17.DIRECT PREMIUM WRITTEN/PRODUCED BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS
The aggregate amount of direct premiums written/produced by managing general agents (“MGA”)/third party administrators (“TPA”) was $605.3 million, $656.2 million, and $691.4 million for the years ended December 31, 2025, 2024 and 2023, which exceeded 5% of the Company’s surplus for each year. All direct premiums written/produced by MGA/TPA were ceded to Everlake, formerly ALIC, or other external reinsurers. Information for each MGA/TPA was as follows:

($'s in thousands)					2025	2024	2023
Name of MGA/TPA	FEIN Number	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/Produced	Total Direct Premiums Written/Produced	Total Direct Premiums Written/Produced
Everlake Life Insurance Company	36-2554642	No	Individual life, group life,	U, C, CA, P, R	$556,477	$604,850	$637,614
3075 Sanders Road			variable life, variable annuities,
Northbrook, IL 60062			group annuities

LifeCare Assurance Company	86-0388413	No	Long-term care,	U, C, CA, P, R	48,847	51,325	53,803
6400 Canoga Avenue, Suite 100			home health care
Woodland Hills, CA 91365

					$605,324	$656,175	$691,417

* C – Claims payment
CA – Claims adjustment
R – Reinsurance ceding
P – Premium collection
U – Underwriting

18. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations, net of reinsurance, at December 31, 2025 and 2024 were as follows:

($'s in thousands)	December 31, 2025		December 31, 2024
	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$359	$344	$389	$363
Ordinary renewal	67,575	67,661	53,618	53,588
Group life	(63,642)	(63,640)	(59,223)	(59,235)
Individual annuities	(17,136)	(17,136)	(5,882)	(5,882)
Total	$(12,844)	$(12,771)	$(11,098)	$(11,166)

19. FEDERAL HOME LOAN BANK AGREEMENTS

Through its FHLB membership, the Company has used proceeds received from the issuance of funding agreements to improve the risk profile on its retained deferred annuities and on its universal life secondary guarantee products which are ultimately reinsured with Lancaster Re.

The amount of FHLB capital stock held as of December 31, 2025 and 2024 was as follows:

($'s in thousands)	December 31, 2025	December 31, 2024
Membership Stock – Class B	$1,949	$2,329
Activity Stock	16,614	21,322
Excess Stock	1,856	3,051
Total	$20,419	$26,702

None of the Company’s membership stock held as of December 31, 2025 was eligible for redemption.

The Company reported aggregate funding agreements and deposit liabilities of $890.0 million and $1,071.9 million as of December 31, 2025 and 2024, respectively. Related accrued interest expense amounted to $2.6 million and $2.8 million as of December 31, 2025 and 2024, respectively. These funding agreements are not subject to any prepayment obligations. The Company’s maximum aggregate borrowings from the FHLB at any time during the years ended December 31, 2025 and 2024 were $1,071.9 million and $1,262.0 million, respectively. The Company has determined that the actual or estimated maximum
55

LINCOLN BENEFIT LIFE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2025
borrowing capacity as of December 31, 2025 and 2024 based on FHLB of Chicago regulatory and/or FHLB specific borrowing limits was $2,087.4 million and $3,293.4 million, respectively.

The carrying value and fair value of collateral pledged as of December 31, 2025 and 2024 were as follows ($’s in thousands):

	December 31, 2025	December 31, 2024
Carrying Value	$1,383,823	$1,661,953
Fair Value	1,117,841	1,339,541

The carrying value and fair value of the maximum amounts of collateral pledged during the years ended December 31, 2025 and 2024 were as follows ($’s in thousands):

	December 31, 2025	December 31, 2024
Carrying Value	$1,661,313	$1,865,586
Fair Value	1,356,654	1,555,215

20. COMPANY OWNED LIFE INSURANCE

The Company reported $212.4 million related to Insurance Company Owned Life Insurance (ICOLI) related to certain key individuals throughout the Company.

(Amounts in thousands, except percentages)	Aggregate Cash Surrender Value	Percentage
Bonds	$4,095	1.93%
Stocks	—	—%
Mortgage Loans	—	—%
Real Estate	—	—%
Cash and Short-Term Investments	2,517	1.18%
Derivatives	—	—%
Other Invested Assets	205,826	96.89%

Amount of admitted balance that could be realized from an investment vehicle	$212,438	100.00%

21. SUBSEQUENT EVENTS

Effective December 31, 2025, the Company recorded a $60.0 million capital contribution receivable from Kuvare. The receivable is disclosed as part of "Deferred premium and other assets, net" on the Statement of Admitted Assets, Liabilities, and Capital Stock and Surplus with settlement occurring on February 27, 2026. Additionally, effective December 31, 2025, the Company recorded a payable to its subsidiary, Lancaster Re, for an $18.0 million capital contribution. The payable is disclosed as part of "Other liabilities" on the Statement of Admitted Assets, Liabilities, and Capital Stock and Surplus with settlement occurring on February 27, 2026.

Effective December 31, 2025, the Company recognized $7.4 million in additional collateral from its affiliate, KBR, which was settled on February 11, 2026.

*****

56